United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/24

Date of Reporting Period: Six months ended 01/31/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2024

Ticker FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	35.4%
Variable Rate Instruments	34.4%
Certificates of Deposit	15.8%
Other Repurchase Agreements and Repurchase Agreements	12.3%
Asset-Backed Securities	1.0%
Investment Company[2]	0.7%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%
At January 31, 2024, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.1%[5]
8-30 Days	7.6%
31-90 Days	12.7%
91-180 Days	8.5%
181 Days or more	5.7%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 26.3% of the Fund’s portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
	[1]	COMMERCIAL PAPER— 35.4%
		Aerospace / Auto— 4.0%
$155,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 5.718% - 5.845%, 2/13/2024 - 4/4/2024	$ 154,523,581
		Banking— 9.5%
50,000,000		Bank of Montreal, 5.980%, 8/1/2024	50,000,000
50,000,000		BPCE SA, 5.805%, 5/13/2024	49,201,000
190,000,000		Landesbank Hessen-Thuringen, 5.330%, 2/1/2024	190,000,000
60,000,000		Royal Bank of Canada, 5.520% - 5.999%, 3/20/2024 - 10/10/2024	58,275,200
20,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	19,680,042
		TOTAL	367,156,242
		Chemicals— 1.9%
75,000,000		PPG Industries, Inc., 5.587% - 5.636%, 2/1/2024 - 2/22/2024	74,948,233
		Consumer Products— 3.2%
125,000,000		Philip Morris International, Inc., 5.527% - 5.667%, 2/23/2024 - 3/8/2024	124,418,194
		Electric Power— 6.2%
82,000,000		Duke Energy Corp., 5.350%, 2/1/2024	82,000,000
160,000,000		NextEra Energy Capital Holdings, Inc., 5.624% - 5.810%, 2/2/2024 - 2/23/2024	159,800,611
		TOTAL	241,800,611
		Finance - Retail— 3.7%
110,000,000		Barton Capital S.A., 5.750% - 5.822%, 5/13/2024 - 5/14/2024	108,225,089
35,000,000		Starbird Funding Corp., 5.821%, 3/25/2024	34,708,868
		TOTAL	142,933,957
		Health Care— 5.9%
190,000,000		CVS Health Corp., 5.420%, 2/1/2024	190,000,000
40,000,000		McKesson Corp., 5.617%, 2/23/2024	39,863,356
		TOTAL	229,863,356
		Oil & Oil Finance— 1.0%
40,000,000		BP Capital Markets PLC, (BP PLC GTD), 5.789%, 3/6/2024	39,785,422
		TOTAL COMMERCIAL PAPER	1,375,429,596
	[2]	NOTES-VARIABLE— 34.4%
		Aerospace / Auto— 0.6%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.810% (SOFR +0.500%), 2/1/2024	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value in U.S. Dollars
	[2]	NOTES-VARIABLE— continued
		Banking— 22.1%
$ 30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(HSBC Bank PLC COL), 5.690% (Overnight Banking Fund Rate +0.380%), 2/1/2024	$ 30,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.650%), 2/1/2024	50,000,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 5.600%, 2/1/2024	9,200,000
75,000,000		Canadian Imperial Bank of Commerce, 6.010% (SOFR +0.700%), 2/1/2024	75,000,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	25,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	50,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.860% (SOFR +0.550%), 2/1/2024	20,000,000
1,360,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 5.970%, 2/1/2024	1,360,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A. LOC), 5.690%, 2/7/2024	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 5.600%, 2/1/2024	6,750,000
17,625,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 5.600%, 2/1/2024	17,625,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 5.600%, 2/1/2024	9,590,000
17,395,000		Mason Harrison Ratliff Enterprises, LLC, (BOKF, N.A. LOC), 5.600%, 2/1/2024	17,395,000
8,120,000		MBW Legacy Investments, LLC, (BOKF, N.A. LOC), 5.600%, 2/1/2024	8,120,000
25,000,000		Mizuho Markets Cayman LP, 5.650% (SOFR +0.340%), 2/1/2024	25,000,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 5.600%, 2/1/2024	11,255,000
15,000,000		Nuveen Credit Strategies Income Fund, Taxable Preferred Shares (Series A), (Societe Generale, Paris LOC), 5.500%, 2/7/2024	15,000,000
37,500,000		Nuveen Preferred Income Opportunities Fund, Taxable Preferred Shares (Series A), (Sumitomo Mitsui Trust Bank Ltd. LOC), 5.500%, 2/1/2024	37,500,000
50,000,000		Nuveen Preferred Income Opportunities Fund, Variable Rate Demand Note (Series A), (Barclays Bank plc LIQ), 5.500%, 2/1/2024	50,000,000
11,240,000		Richard F. Wilks Spousal Gifting Trust, (BOKF, N.A. LOC), 5.600%, 2/1/2024	11,240,000
27,640,000		Rockcrest, LLC, (BOKF, N.A. LOC), 5.600%, 2/1/2024	27,640,000
10,825,000		Taxable Muni Funding Trust 2019-007, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 5.600%, 2/1/2024	10,825,000
57,425,000		Taxable Muni Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 5.600%, 2/1/2024	57,425,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value in U.S. Dollars
	[2]	NOTES-VARIABLE— continued
		Banking— continued
$ 2,200,000		Taxable Muni Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 5.600%, 2/1/2024	$ 2,200,000
2,800,000		Taxable Muni Funding Trust 2021-007, (Series 2021-007) VRDNs, (Barclays Bank plc LOC), 5.600%, 2/1/2024	2,800,000
14,300,000		Taxable Muni Funding Trust 2021-008, Barclays Taxable Trust (Series 2021-008) VRDNs, (Barclays Bank plc LOC), 5.600%, 2/1/2024	14,300,000
10,700,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 5.600%, 2/1/2024	10,700,000
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.740%, 2/1/2024	6,500,000
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.740%, 2/1/2024	5,150,000
3,155,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.740%, 2/1/2024	3,155,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 5.600%, 2/1/2024	9,825,000
115,000,000		Toronto Dominion Bank, 6.010% (SOFR +0.700%), 2/1/2024	115,000,000
25,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 5.690% (SOFR +0.380%), 2/1/2024	25,000,000
75,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	75,000,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 5.400%, 2/1/2024	13,000,000
		TOTAL	859,855,000
		Finance - Commercial— 3.9%
150,000,000		Atlantic Asset Securitization LLC, 5.590% (SOFR +0.280%), 2/1/2024	150,000,000
		Finance - Retail— 7.0%
50,000,000		Barton Capital S.A., 5.700% (SOFR +0.390%), 2/1/2024	50,000,000
50,000,000		Old Line Funding, LLC, 5.840% (SOFR +0.530%), 2/1/2024	50,000,000
25,000,000		Starbird Funding Corp., 5.610% (SOFR +0.300%), 2/1/2024	25,000,000
100,000,000		Thunder Bay Funding, LLC, 5.710% (SOFR +0.400%), 2/1/2024	100,000,000
45,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	45,000,000
		TOTAL	270,000,000
		Government Agency— 0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	3,935,000
6,745,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 5.450%, 2/1/2024	6,745,000
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value in U.S. Dollars
	[2]	NOTES-VARIABLE— continued
		Government Agency— continued
$ 6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	$ 6,060,000
		TOTAL	16,740,000
		Municipal— 0.4%
15,000,000		Texas State, Veterans Bonds (Taxable Series 2023A) Weekly VRDNs, (Texas State LIQ), 5.400%, 2/7/2024	15,000,000
		TOTAL NOTES-VARIABLE	1,336,595,000
		CERTIFICATES OF DEPOSIT— 15.8%
		Banking— 15.8%
10,000,000		Bank of America N.A., 5.180%, 1/24/2025	10,000,000
25,000,000		Bank of Nova Scotia, Toronto, 6.000%, 10/3/2024	25,000,000
25,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	25,000,000
38,000,000		Canadian Imperial Bank of Commerce, 5.250%, 2/5/2024	38,000,000
15,000,000		Citibank N.A., New York, 6.010%, 9/18/2024	15,000,000
100,000,000		Credit Agricole Corporate and Investment Bank, 5.800% - 5.850%, 3/20/2024 - 5/7/2024	100,000,000
100,000,000		Credit Industriel et Commercial, 5.800%, 3/21/2024	100,000,000
30,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.700%, 5/21/2024	30,000,000
175,000,000		Landesbank Baden-Wurttemberg, 5.330%, 2/1/2024	175,000,000
75,000,000		Royal Bank of Canada, New York Branch, 6.020%, 7/2/2024	75,000,000
20,000,000		Toronto Dominion Bank, 6.000%, 8/26/2024	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	613,000,000
		OTHER REPURCHASE AGREEMENTS— 9.9%
125,000,000		Repurchase agreement, 5.39% dated 1/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $125,018,715 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities, collateralized mortgage-backed obligations, corporate bonds, medium term notes, sovereign debt securities and U.S. Government Agency securities with various maturities to 12/31/2079 and the market value of those underlying securities was $127,519,917.	125,000,000
40,000,000		Interest in $90,000,000 joint repurchase agreement, 5.37% dated 1/31/2024 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $90,013,425 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium term notes with various maturities to 8/15/2061 and the market value of those underlying securities was $91,800,252.	40,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value in U.S. Dollars
	OTHER REPURCHASE AGREEMENTS— continued
$ 50,000,000
Interest in $110,000,000 joint repurchase agreement, 5.41% dated
12/13/2022 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $116,975,894 on 2/8/2024. The securities provided as collateral at the end of the period held with BNY
Mellon, tri-party agent, were asset-backed securities, collateralized mortgage-backed obligations, corporate bonds, medium term notes and mortgage backed securities with various maturities to 2/25/2050 and the market value of those underlying securities was $112,216,861.
		$ 50,000,000
25,000,000	Interest in $50,000,000 joint repurchase agreement, 5.94% dated 1/29/2024 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $50,767,250 on 5/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were american depository receipts, convertible bonds, medium term notes and sovereign debt securities with various maturities to 4/20/2055 and the market value of those underlying securities was $51,025,203.	25,000,000
60,000,000	Repurchase agreement, 5.41% dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $60,009,017 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium term notes and sovereign debt securities with various maturities to 9/15/2055 and the market value of those underlying securities was $61,200,067.	60,000,000
10,000,000	Interest in $50,000,000 joint repurchase agreement, 5.91% dated 2/9/2023 under which Mizuho Securities USA, Inc. will repurchase the securities provided as collateral for $53,258,708 on 3/12/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were mortgage backed securities with various maturities to 2/27/2040 and the market value of those underlying securities was $51,510,723.	10,000,000
25,000,000	Repurchase agreement, 5.81% dated 1/9/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $26,928,597 on 5/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 9/15/2027 and the market value of those underlying securities was $25,624,944.	25,000,000
25,000,000	Repurchase agreement, 5.84% dated 2/3/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $28,224,167 on 4/8/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 12/15/2026 and the market value of those underlying securities was $25,595,178.	25,000,000
25,000,000	Repurchase agreement, 5.95% dated 12/12/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,355,347 on 3/7/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 3/1/2027 and the market value of those underlying securities was $25,715,488.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	385,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value in U.S. Dollars
	REPURCHASE AGREEMENTS— 2.4%
$ 50,000,000
Interest in $450,000,000 joint repurchase agreement, 5.320% dated
1/31/2024 under which BMO Harris Bank will repurchase the securities provided as collateral for $450,066,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 8/20/2041 and the market value of those underlying securities was $477,367,894.
		$ 50,000,000
44,000,000	Interest in $400,000,000 joint repurchase agreement, 5.310% dated 1/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $400,059,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2052 and the market value of those underlying securities was $408,060,180.	44,000,000
	TOTAL REPURCHASE AGREEMENTS	94,000,000
	ASSET-BACKED SECURITIES— 1.0%
15,057,578	Auxilior Term Funding 2023-1, LLC, Class A1, 5.864%, 11/15/2024	15,057,578
8,000,000	Enterprise Fleet Financing, LLC 2024-1, Class A1, 5.548%, 2/20/2025	8,000,000
12,500,000	GreatAmerica Leasing Receivables 2024-1, Class A1, 5.550%, 2/18/2025	12,500,000
2,340,274	M&T Equipment (2023-LEAF1) Notes, Class A1, 5.742%, 8/15/2024	2,340,273
	TOTAL ASSET-BACKED SECURITIES	37,897,851
	INVESTMENT COMPANY— 0.7%
26,997,300	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3]	27,000,103
	TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[4]	3,868,922,550
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	16,904,134
	TOTAL NET ASSETS—100%	$3,885,826,684
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.3% of the Fund’s portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
7

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2023	$27,000,103
Purchases at Cost	$—
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2024	$27,000,103
Shares Held as of 1/31/2024	26,997,300
Dividend Income	$738,919

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$1,375,429,596	$—	$1,375,429,596
Notes-Variable	—	1,336,595,000	—	1,336,595,000
Certificates of Deposit	—	613,000,000	—	613,000,000
Asset-Backed Securities	—	37,897,851	—	37,897,851
Other Repurchase Agreements	—	385,000,000	—	385,000,000
Repurchase Agreements	—	94,000,000	—	94,000,000
Investment Company	27,000,103	—	—	27,000,103
TOTAL SECURITIES	$27,000,103	$3,841,922,447	$—	$3,868,922,550

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.034	0.001	0.000[2]	0.007	0.016
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total from Investment Operations	0.024	0.034	0.001	0.000[2]	0.007	0.016
Less Distributions:
Distributions from net income	(0.024)	(0.034)	(0.001)	(0.000)[2]	(0.007)	(0.016)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.024)[2]	(0.034)[2]	(0.001)[2]	(0.000)[2]	(0.007)[2]	(0.016)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.39%	3.460%	0.11%	0.01%	0.68%	1.58%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5,6]	1.02%[6]	0.45%	0.23%[6]	0.94%[6]	1.02%[6]
Net investment income	4.70%[5]	3.36%	0.11%	0.01%	0.65%	1.58%
Expense waiver/ reimbursement[7]	0.15%[5]	0.18%	0.76%	0.97%	0.28%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,885,827	$3,684,400	$4,375,913	$4,295,924	$4,312,748	$4,030,191

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios were 1.02% for the six months ended January 31, 2024 and 1.02%, 0.23%,
0.94% and 1.02% for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $27,000,103 of investment in an affiliated holding* (identified cost $3,389,922,550, including $27,000,103 of identified cost in an affiliated holding)	$3,389,922,550
Investment in repurchase agreements and other repurchase agreements	479,000,000
Investment in securities, at amortized cost and fair value	3,868,922,550
Cash	809,498
Income receivable	18,847,014
Income receivable from an affiliated holding	126,062
Receivable for shares sold	323
Total Assets	3,888,705,447
Liabilities:
Payable for distribution services fee (Note 4)	$1,487,101
Payable for other service fees (Notes 2 and 4)	814,778
Payable for transfer agent fees	316,681
Payable for portfolio accounting fees	137,666
Payable for investment adviser fee (Note 4)	11,932
Payable for administrative fee (Note 4)	8,014
Payable for Directors’/Trustees’ fees (Note 4)	3,233
Payable for shares redeemed	323
Accrued expenses	99,035
TOTAL LIABILITIES	2,878,763
Net assets for 3,885,833,944 shares outstanding	$3,885,826,684
Net Assets Consist of:
Paid-in capital	$3,885,821,386
Total distributable earnings (loss)	5,298
TOTAL NET ASSETS	$3,885,826,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,885,826,684 ÷ 3,885,833,944 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$108,595,130
Dividends received from affiliated holdings*	738,919
TOTAL INCOME	109,334,049
Expenses:
Investment adviser fee (Note 4)	$3,179,088
Administrative fee (Note 4)	1,486,563
Custodian fees	54,508
Transfer agent fees	1,916,833
Directors’/Trustees’ fees (Note 4)	9,255
Auditing fees	12,973
Legal fees	5,326
Distribution services fee (Note 4)	10,507,213
Other service fees (Notes 2 and 4)	4,774,385
Portfolio accounting fees	91,518
Share registration costs	310,532
Printing and postage	130,039
Miscellaneous (Note 4)	18,735
TOTAL EXPENSES	22,496,968
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	(1,031,951)
Waiver of other operating expenses (Notes 2 and 4)	(1,910,402)
Reduction of custodian fees (Note 5)	(15,494)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION	(2,957,847)
Net expenses	19,539,121
Net investment income	89,794,928
Net realized gain on investments	21,324
Change in net assets resulting from operations	$89,816,252

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$89,794,928	$136,523,630
Net realized gain	21,324	94,878
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	89,816,252	136,618,508
Distribution to Shareholders	(89,905,283)	(136,565,720)
Share Transactions:
Proceeds from sale of shares	1,189,910,422	1,930,583,347
Net asset value of shares issued to shareholders in payment of distributions declared	44,044,190	132,614,687
Cost of shares redeemed	(1,032,439,082)	(2,754,763,773)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	201,515,530	(691,565,739)
Change in net assets	201,426,499	(691,512,951)
Net Assets:
Beginning of period	3,684,400,185	4,375,913,136
End of period	$3,885,826,684	$3,684,400,185
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee up to 2% of the value of the shares redeemed if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing
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services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver, reimbursements and reduction of $2,957,847 is disclosed in this Note 2, Note 4 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2024, there were no fees waived or reimbursed.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
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resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024	Year Ended 7/31/2023
Shares sold	1,189,910,422	1,930,583,347
Shares issued to shareholders in payment of distributions declared	44,044,190	132,614,687
Shares redeemed	(1,032,439,082)	(2,754,763,773)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	201,515,530	(691,565,739)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $1,006,853 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $25,098.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, FSC waived $1,910,402 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $22,804 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $892 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2024, the Fund’s expenses were offset by $15,494 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual	$1,000.00	$1,023.90	$5.19
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.01	$5.18

1	Expenses are equal to the Fund’s annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	A | GRAXX	C | GRCXX	F | GRGXX
P | GRFXX

Federated Hermes Government Reserves Fund
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	58.6%
U.S. Government Agency Securities	21.5%
U.S. Treasury Securities	19.7%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100%
At January 31, 2024, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.9%[4]
8-30 Days	5.3%
31-90 Days	5.4%
91-180 Days	4.1%
181 Days or more	6.1%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 55.1% of the Fund’s portfolio.
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Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS— 58.6%
$ 200,000,000
Repurchase agreement, 5.320% dated 1/31/2024 under which ABN
Amro Bank N.V. will repurchase the securities provided as collateral for $200,029,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were
U.S. Government Agency Securities with various maturities to
1/16/2062 and the market value of those underlying securities was $204,245,001.
		$ 200,000,000
50,000,000	Repurchase agreement, 5.320% dated 1/31/2024 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $50,007,389 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 8/1/2059 and the market value of those underlying securities was $51,358,136.	50,000,000
575,618,000	Interest in $1,685,000,000 joint repurchase agreement, 5.32% dated 1/31/2024 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $1,685,249,006 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 12/20/2072 and the market value of those underlying securities was $1,719,213,900.	575,618,000
150,000,000	Repurchase agreement, 5.310% dated 1/31/2024 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $150,022,125 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2053 and the market value of those underlying securities was $153,022,639.	150,000,000
100,000,000	Repurchase agreement, 5.350% dated 1/29/2024 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $100,772,778 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/1/2054 and the market value of those underlying securities was $102,382,558.	100,000,000
100,000,000	Repurchase agreement, 5.350% dated 1/30/2024 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $100,757,917 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/20/2053 and the market value of those underlying securities was $102,059,623.	100,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 150,000,000
Repurchase agreement, 5.290% dated 1/31/2024 under which
Barclays Capital, Inc. will repurchase the securities provided as collateral for $150,022,042 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to
5/15/2031 and the market value of those underlying securities was $153,022,512.
		$ 150,000,000
400,000,000	Interest in $450,000,000 joint repurchase agreement, 5.320% dated 1/31/2024 under which BMO Bank N.A. will repurchase the securities provided as collateral for $450,066,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 8/20/2041 and the market value of those underlying securities was $477,367,894.	400,000,000
143,220,000	Interest in $400,000,000 joint repurchase agreement, 5.310% dated 1/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $400,059,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2052 and the market value of those underlying securities was $408,060,180.	143,220,000
238,000,000	Repurchase agreement, 5.310% dated 1/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $238,035,105 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2053 and the market value of those underlying securities was $242,795,826.	238,000,000
200,000,000	Repurchase agreement, 5.350% dated 12/14/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $201,842,778 on 2/14/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 11/20/2053 and the market value of those underlying securities was $206,040,059.	200,000,000
300,000,000	Interest in $600,000,000 joint repurchase agreement, 5.320% dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $600,088,667 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 5/20/2052 and the market value of those underlying securities was $612,090,526.	300,000,000
250,000,000	Repurchase agreement, 5.350% dated 1/3/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $251,226,042 on 2/5/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 12/1/2036 and the market value of those underlying securities was $258,296,977.	250,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 150,000,000
Repurchase agreement, 5.350% dated 1/9/2024 under which
Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $150,668,750 on 2/8/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 10/20/2053 and the market value of those underlying securities was $153,523,051.
		$ 150,000,000
25,000,000	Repurchase agreement, 5.400% dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $25,228,750 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 8/1/2053 and the market value of those underlying securities was $25,504,287.	25,000,000
25,000,000	Repurchase agreement, 5.410% dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $25,334,368 on 4/29/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 8/1/2053 and the market value of those underlying securities was $25,503,837.	25,000,000
1,000,000,000	Repurchase agreement, 5.320% dated 1/31/2024 under which Fixed Income Clearing Corporation BNY Mellon will repurchase the securities provided as collateral for $1,000,147,778 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 1/1/2054 and the market value of those underlying securities was $1,029,709,426.	1,000,000,000
50,000,000	Repurchase agreement, 5.310% dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,007,375 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/1/2054 and the market value of those underlying securities was $51,000,000.	50,000,000
50,000,000	Repurchase agreement, 5.340% dated 1/16/2024 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,222,500 on 2/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/1/2054 and the market value of those underlying securities was $51,121,040.	50,000,000
100,000,000	Repurchase agreement, 5.350% dated 1/29/2024 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $100,876,806 on 3/28/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/1/2054 and the market value of those underlying securities was $102,045,475.	100,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS— continued
$ 20,000,000
Repurchase agreement, 5.430% dated 11/30/2023 under which Wells
Fargo Securities LLC will repurchase the securities provided as collateral for $20,268,483 on 2/27/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various
maturities to 1/1/2054 and the market value of those underlying securities was $20,593,852.
			$ 20,000,000
50,000,000		Repurchase agreement, 5.430% dated 12/14/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,678,750 on 3/13/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/1/2054 and the market value of those underlying securities was $51,376,933.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	4,326,838,000
		GOVERNMENT AGENCIES— 21.5%
7,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.350% (SOFR +0.040%), 2/1/2024	7,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.350% (SOFR +0.040%), 2/1/2024	25,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.045%), 2/1/2024	10,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.045%), 2/1/2024	30,000,000
14,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.045%), 2/1/2024	14,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.360% (SOFR +0.050%), 2/1/2024	10,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.060%), 2/1/2024	9,999,943
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.060%), 2/1/2024	15,000,000
12,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.385% (SOFR +0.075%), 2/1/2024	11,999,942
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.080%), 2/1/2024	10,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.080%), 2/1/2024	24,999,601
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.395% (SOFR +0.085%), 2/1/2024	9,999,859
22,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.395% (SOFR +0.085%), 2/1/2024	22,000,000
18,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.395% (SOFR +0.085%), 2/1/2024	18,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.090%), 2/1/2024	10,000,000
12,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.090%), 2/1/2024	12,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.405% (SOFR +0.095%), 2/1/2024	$ 10,000,000
12,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.405% (SOFR +0.095%), 2/1/2024	12,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	15,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	20,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	25,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	25,000,000
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	10,996,713
16,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.415% (SOFR +0.105%), 2/1/2024	16,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.110%), 2/1/2024	20,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.120%), 2/1/2024	20,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.120%), 2/1/2024	5,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.130%), 2/1/2024	9,999,788
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.130%), 2/1/2024	40,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.155%), 2/1/2024	10,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	10,000,000
7,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	7,000,000
24,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.165%), 2/1/2024	24,750,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.165%), 2/1/2024	24,996,997
12,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.480% (SOFR +0.170%), 2/1/2024	12,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.480% (SOFR +0.170%), 2/1/2024	5,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.175%), 2/1/2024	20,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.510% (SOFR +0.200%), 2/1/2024	15,000,000
14,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.000% - 0.000%, 10/18/2024 - 10/25/2024	13,510,962
Semi-Annual Shareholder Report
6

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 107,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.320%, 2/2/2024 - 1/22/2025	$ 104,934,294
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.050%), 2/1/2024	20,000,000
11,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.380% (SOFR +0.070%), 2/1/2024	11,900,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.380% (SOFR +0.070%), 2/1/2024	10,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.380% (SOFR +0.070%), 2/1/2024	20,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	25,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	20,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.415% (SOFR +0.105%), 2/1/2024	20,000,925
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.435% (SOFR +0.125%), 2/1/2024	10,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.465% (SOFR +0.155%), 2/1/2024	20,001,548
11,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	11,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	20,000,000
23,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.520% (SOFR +0.210%), 2/1/2024	23,000,000
623,100,000		Federal Home Loan Bank System, 4.980% - 5.640%, 2/16/2024 - 2/14/2025	623,099,198
35,000,000		Federal Home Loan Mortgage Corp., 5.410% - 5.420%, 6/14/2024 - 6/17/2024	35,000,000
		TOTAL GOVERNMENT AGENCIES	1,585,189,770
		U.S. TREASURY— 19.7%
37,500,000	[2]	United States Treasury Bill, 5.020%, 7/25/2024	36,584,896
16,000,000	[2]	United States Treasury Bill, 5.030%, 7/11/2024	15,640,076
32,000,000	[2]	United States Treasury Bill, 5.045%, 7/5/2024	31,304,911
39,000,000	[2]	United States Treasury Bill, 5.135%, 10/31/2024	37,481,324
15,000,000	[2]	United States Treasury Bill, 5.220%, 4/23/2024	14,821,650
35,500,000	[2]	United States Treasury Bill, 5.225%, 4/18/2024	35,103,263
50,000,000	[2]	United States Treasury Bill, 5.250%, 4/16/2024	49,453,125
75,250,000	[2]	United States Treasury Bill, 5.275%, 2/22/2024	75,018,669
30,400,000	[2]	United States Treasury Bill, 5.275%, 3/26/2024	30,160,144
32,320,000	[2]	United States Treasury Bill, 5.290%, 2/15/2024	32,253,573
38,000,000	[2]	United States Treasury Bill, 5.320%, 5/2/2024	37,488,984
45,000,000	[2]	United States Treasury Bill, 5.325%, 4/25/2024	44,440,875
37,000,000	[2]	United States Treasury Bills, 4.975% - 4.985%, 7/18/2024	36,140,983
Semi-Annual Shareholder Report
7

Principal Amount			Value
		U.S. TREASURY— continued
$ 33,000,000	[2]	United States Treasury Bills, 5.250% - 5.275%, 3/12/2024	$ 32,806,217
35,000,000	[2]	United States Treasury Bills, 5.250% - 5.290%, 2/6/2024	34,974,285
48,000,000	[2]	United States Treasury Bills, 5.250% - 5.355%, 2/13/2024	47,915,600
87,000,000	[2]	United States Treasury Bills, 5.260% - 5.335%, 2/27/2024	86,666,120
20,000,000	[2]	United States Treasury Bills, 5.280% - 5.285%, 2/8/2024	19,979,447
35,000,000	[2]	United States Treasury Bills, 5.285% - 5.340%, 3/5/2024	34,830,440
141,000,000	[1]	United States Treasury Floating Rate Notes, 5.204% (91-day T-Bill -0.075%), 2/6/2024	140,986,976
100,000,000	[1]	United States Treasury Floating Rate Notes, 5.316% (91-day T-Bill +0.037%), 2/6/2024	99,973,420
117,600,000	[1]	United States Treasury Floating Rate Notes, 5.404% (91-day T-Bill +0.125%), 2/6/2024	117,544,193
45,000,000	[1]	United States Treasury Floating Rate Notes, 5.419% (91-day T-Bill +0.140%), 2/6/2024	44,973,561
76,000,000	[1]	United States Treasury Floating Rate Notes, 5.448% (91-day T-Bill +0.169%), 2/6/2024	76,012,527
74,000,000	[1]	United States Treasury Floating Rate Notes, 5.449% (91-day T-Bill +0.170%), 2/6/2024	73,926,550
168,000,000	[1]	United States Treasury Floating Rate Notes, 5.479% (91-day T-Bill +0.200%), 2/6/2024	168,019,442
		TOTAL U.S. TREASURY	1,454,501,251
		TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[3]	7,366,529,021
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	14,035,410
		TOTAL NET ASSETS—100%	$7,380,564,431

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

In valuing the Fund’s assets as of January 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.032	0.000[2]	0.000[2]	0.006	0.015
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.023	0.032	0.000[2]	0.000[2]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.023)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)	(0.015)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.023)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.30%	3.23%	0.09%	0.01%	0.61%	1.47%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5,6]	0.87%[6]	0.29%	0.11%[6]	0.64%[6]	0.87%[6]
Net investment income	4.54%[5]	3.31%	0.08%	0.01%	0.54%	1.48%
Expense waiver/reimbursement[7]	0.12%[5]	0.15%	0.73%	0.92%	0.41%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,125	$197,430	$132,620	$133,442	$150,878	$103,120

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.87%, 0.11%, 0.64% and 0.87% for the six months ended
January 31, 2024 and for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.021	0.028	0.000[2]	0.000[2]	0.004	0.011
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.028	0.000[2]	0.000[2]	0.004	0.011
Less Distributions:
Distributions from net investment income	(0.021)	(0.028)	(0.000)[2]	(0.000)[2]	(0.004)	(0.011)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.021)	(0.028)	(0.000)[2]	(0.000)[2]	(0.004)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.11%	2.85%	0.04%	0.01%	0.38%	1.08%
Ratios to Average Net Assets:
Net expenses[4]	1.25%[5,6]	1.25%[6]	0.38%	0.10%[6]	0.69%[6]	1.26%[6]
Net investment income	4.16%[5]	2.82%	0.04%	0.01%	0.22%	1.09%
Expense waiver/reimbursement[7]	0.05%[5]	0.08%	0.94%	1.23%	0.65%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,539	$5,524	$5,543	$5,677	$8,299	$4,505

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.25%, 0.10%, 0.69% and 1.26% for the six months ended
January 31, 2024 and for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.032	0.000[2]	0.000[2]	0.006	0.015
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.023	0.032	0.000[2]	0.000[2]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.023)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)	(0.015)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.023)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.30%	3.23%	0.09%	0.01%	0.61%	1.47%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5,6]	0.87%[6]	0.30%	0.11%[6]	0.62%[6]	0.87%[6]
Net investment income	4.54%[5]	3.13%	0.09%	0.01%	0.53%	1.49%
Expense waiver/reimbursement[7]	0.14%[5]	0.17%	0.66%	0.89%	0.42%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,340	$1,514	$1,692	$1,609	$1,743	$1,556

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.87%, 0.11%, 0.62% and 0.87% for the six months ended
January 31, 2024 and for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.030	0.000[2]	0.000[2]	0.005	0.013
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.030	0.000[2]	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.022)	(0.030)	(0.000)[2]	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.022)	(0.030)	(0.000)[2]	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.23%	3.08%	0.07%	0.01%	0.52%	1.32%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5,6]	1.02%[6]	0.30%	0.11%[6]	0.72%[6]	1.02%[6]
Net investment income	4.39%[5]	2.93%	0.06%	0.01%	0.47%	1.31%
Expense waiver/ reimbursement[7]	0.15%[5]	0.18%	0.89%	1.09%	0.48%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,144,560	$7,634,431	$10,881,572	$11,417,910	$10,706,195	$8,069,420

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
Semi-Annual Shareholder Report
13

6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.02%, 0.11%, 0.72% and 1.02% for the six months ended
January 31, 2024 and for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities	$3,039,691,021
Investment in repurchase agreements	4,326,838,000
Investment in securities, at amortized cost and fair value	7,366,529,021
Cash	113,336
Income receivable	19,194,704
Receivable for shares sold	581,216
Total Assets	7,386,418,277
Liabilities:
Payable for distribution services fee (Note 5)	$2,804,598
Payable for other service fees (Notes 2 and 5)	1,581,821
Payable for transfer agent fees (Note 2)	639,957
Payable for shares redeemed	280,799
Payable for custodian fees	177,130
Payable for portfolio accounting fees	145,144
Payable for investment adviser fee (Note 5)	23,470
Payable for administrative fee (Note 5)	15,411
Income distribution payable	12,378
Payable for Directors’/Trustees’ fees (Note 5)	6,731
Accrued expenses (Note 5)	166,407
TOTAL LIABILITIES	5,853,846
Net assets for 7,380,590,079 shares outstanding	$7,380,564,431
Net Assets Consist of:
Paid-in capital	$7,380,588,943
Total distributable earnings (loss)	(24,512)
TOTAL NET ASSETS	$7,380,564,431
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($231,125,261 ÷ 231,124,751 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class C Shares:
Net asset value per share ($3,539,337 ÷ 3,539,357 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,339,950 ÷ 1,339,955 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($7,144,559,883 ÷ 7,144,586,016 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00

1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$207,334,733
Expenses:
Investment adviser fee (Note 5)	$6,401,052
Administrative fee (Note 5)	2,981,080
Custodian fees	109,124
Transfer agent fees (Note 2)	3,832,633
Directors’/Trustees’ fees (Note 5)	19,536
Auditing fees	12,973
Legal fees	5,326
Distribution services fee (Note 5)	20,971,751
Other service fees (Notes 2 and 5)	9,515,552
Portfolio accounting fees	96,755
Share registration costs	476,942
Printing and postage	303,987
Miscellaneous (Note 5)	25,302
TOTAL EXPENSES	44,752,013
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(1,919,626)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(3,794,824)
Reduction of custodian fees (Note 6)	(3,047)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION	(5,717,497)
Net expenses	39,034,516
Net investment income	168,300,217
Net realized gain on investments	49,224
Change in net assets resulting from operations	$168,349,441
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$168,300,217	$269,001,831
Net realized gain (loss)	49,224	(73,710)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	168,349,441	268,928,121
Distributions to Shareholders:
Class A Shares	(4,799,168)	(5,254,064)
Class B Shares[1]	—	(4,065)
Class C Shares	(92,905)	(147,477)
Class F Shares	(35,347)	(56,047)
Class P Shares	(163,372,765)	(263,542,725)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(168,300,185)	(269,004,378)
Share Transactions:
Proceeds from sale of shares	4,277,325,096	5,994,126,633
Net asset value of shares issued to shareholders in payment of distributions declared	82,326,409	260,058,260
Cost of shares redeemed	(4,818,035,431)	(9,437,116,336)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(458,383,926)	(3,182,931,443)
Change in net assets	(458,334,670)	(3,183,007,700)
Net Assets:
Beginning of period	7,838,899,101	11,021,906,801
End of period	$7,380,564,431	$7,838,899,101

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully, and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
19

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursement and reduction of $5,717,497 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$22,233	$(18,392)
Class C Shares	1,142	(5)
Class F Shares	359	(330)
Class P Shares	3,808,899	—
TOTAL	$3,832,633	$(18,727)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Semi-Annual Shareholder Report
21

For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$263,470
Class C Shares	5,141
Class F Shares	1,940
Class P Shares	9,245,001
TOTAL	$9,515,552
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Semi-Annual Shareholder Report
22

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	103,635,730	$103,635,730	196,207,742	$196,207,742
Shares issued to shareholders in payment of distributions declared	2,336,702	2,336,702	5,141,164	5,141,164
Conversion of Class B to Class A Shares[1]	—	—	350,008	350,008
Shares redeemed	(72,278,626)	(72,278,626)	(136,887,847)	(136,887,847)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,693,806	$33,693,806	64,811,067	$64,811,067
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	48,902	$48,902
Shares issued to shareholders in payment of distributions declared	—	—	3,342	3,342
Conversion of Class B to Class A Shares[1]	—	—	(350,008)	(350,008)
Shares redeemed	—	—	(182,655)	(182,655)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(480,419)	$(480,419)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	788,002	$788,002	5,415,527	$5,415,527
Shares issued to shareholders in payment of distributions declared	48,051	48,051	147,048	147,048
Shares redeemed	(2,820,823)	(2,820,823)	(5,581,042)	(5,581,042)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,984,770)	$(1,984,770)	(18,467)	$(18,467)
Semi-Annual Shareholder Report
23

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	533,918	$533,918	942,849	$942,849
Shares issued to shareholders in payment of distributions declared	11,570	11,570	39,271	39,271
Shares redeemed	(719,950)	(719,950)	(1,159,359)	(1,159,359)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(174,462)	$(174,462)	(177,239)	$(177,239)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	4,172,367,446	$4,172,367,446	5,791,511,613	$5,791,511,613
Shares issued to shareholders in payment of distributions declared	79,930,086	79,930,086	254,727,435	254,727,435
Shares redeemed	(4,742,216,032)	(4,742,216,032)	(9,293,305,433)	(9,293,305,433)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(489,918,500)	$(489,918,500)	(3,247,066,385)	$(3,247,066,385)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(458,383,926)	$(458,383,926)	(3,182,931,443)	$(3,182,931,443)

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of
Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $73,710 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$73,710	$—	$73,710
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for
Semi-Annual Shareholder Report
24

competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $1,919,626 of its fee and voluntarily reimbursed $18,727 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Semi-Annual Shareholder Report
25

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$475,946	$(52,883)
Class C Shares	16,764	—
Class F Shares	3,505	(389)
Class P Shares	20,475,536	(3,722,825)
TOTAL	$20,971,751	$(3,776,097)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $514,655 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2024, FSC retained $5,681 and $2,045 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $57,840 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report
26

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2024, the Fund’s expenses were offset by $3,047 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,023.00	$4.42
Class C Shares	$1,000.00	$1,021.10	$6.35
Class F Shares	$1,000.00	$1,023.00	$4.42
Class P Shares	$1,000.00	$1,022.30	$5.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.76	$4.42
Class C Shares	$1,000.00	$1,018.85	$6.34
Class F Shares	$1,000.00	$1,020.76	$4.42
Class P Shares	$1,000.00	$1,020.01	$5.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class C Shares	1.25%
Class F Shares	0.87%
Class P Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for both the one-year and three-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX
SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	56.8%
U.S. Government Agency Securities	23.3%
U.S. Treasury Securities	16.9%
Other Assets and Liabilities—Net[2]	3.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.3%
8-30 Days	6.0%
31-90 Days	5.7%
91-180 Days	4.3%
181 Days or more	7.7%
Other Assets and Liabilities—Net[2]	3.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES— 23.3%
$ 118,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.350% (SOFR +0.040%), 2/1/2024	$ 118,850,000
557,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.045%), 2/1/2024	557,650,000
439,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.060%), 2/1/2024	439,673,544
143,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.385% (SOFR +0.075%), 2/1/2024	142,999,312
655,150,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.080%), 2/1/2024	655,142,972
626,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.395% (SOFR +0.085%), 2/1/2024	626,598,095
962,550,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.090%), 2/1/2024	962,550,000
465,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.405% (SOFR +0.095%), 2/1/2024	465,600,000
1,751,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	1,751,172,428
258,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.415% (SOFR +0.105%), 2/1/2024	258,699,032
824,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.110%), 2/1/2024	824,800,000
446,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.120%), 2/1/2024	446,700,000
1,049,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.130%), 2/1/2024	1,049,396,394
124,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.445% (SOFR +0.135%), 2/1/2024	124,900,000
441,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.155%), 2/1/2024	441,875,000
310,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	310,900,000
663,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.165%), 2/1/2024	663,672,411
487,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.480% (SOFR +0.170%), 2/1/2024	487,890,457
429,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.175%), 2/1/2024	429,750,000
284,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.510% (SOFR +0.200%), 2/1/2024	284,850,000
385,800,000	[2]	Federal Home Loan Bank System Discount Notes, 0.000%, 10/18/2024 - 10/31/2024	372,214,546
2,799,339,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.320%, 2/2/2024 - 1/22/2025	2,748,442,356
300,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.310% (SOFR +0.000%), 2/1/2024	300,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 200,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.340% (SOFR +0.030%), 2/1/2024	$ 200,000,000
594,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.050%), 2/1/2024	594,300,000
681,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.380% (SOFR +0.070%), 2/1/2024	681,700,000
744,550,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	744,550,000
130,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.415% (SOFR +0.105%), 2/1/2024	130,001,240
379,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.435% (SOFR +0.125%), 2/1/2024	379,800,000
404,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.465% (SOFR +0.155%), 2/1/2024	404,781,335
1,228,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	1,228,600,000
355,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.510% (SOFR +0.200%), 2/1/2024	355,800,000
486,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.520% (SOFR +0.210%), 2/1/2024	486,750,000
16,810,650,000		Federal Home Loan Bank System, 4.980% - 5.710%, 2/16/2024 - 2/14/2025	16,810,621,144
507,150,000		Federal Home Loan Mortgage Corp., 5.410% - 5.420%, 6/14/2024 - 6/17/2024	507,150,000
289,891,000	[1]	Housing and Urban Development Floating Rate Notes, 5.610% (91-day T-Bill +0.350%), 2/1/2024	289,891,000
		TOTAL GOVERNMENT AGENCIES	37,278,271,266
		U.S. TREASURIES— 16.9%
	[2]	U.S. Treasury Bills—10.0%
300,000,000		United States Treasury Bills, 4.570%, 1/23/2025	286,404,249
814,705,000		United States Treasury Bills, 4.975%, 7/18/2024	795,790,266
800,000,000		United States Treasury Bills, 5.015% - 5.020%, 7/25/2024	780,486,722
350,000,000		United States Treasury Bills, 5.030%, 7/11/2024	342,126,654
691,000,000		United States Treasury Bills, 5.045%, 7/5/2024	675,990,422
740,000,000		United States Treasury Bills, 5.135%, 10/31/2024	711,184,089
369,000,000		United States Treasury Bills, 5.220%, 4/23/2024	364,612,590
792,000,000		United States Treasury Bills, 5.225%, 4/18/2024	783,148,850
896,500,000		United States Treasury Bills, 5.250%, 4/16/2024	886,694,529
642,000,000		United States Treasury Bills, 5.260%, 3/26/2024	636,934,621
500,000,000		United States Treasury Bills, 5.270%, 2/20/2024	498,609,305
1,499,000,000		United States Treasury Bills, 5.270%, 2/22/2024	1,494,391,824
1,018,000,000		United States Treasury Bills, 5.275%, 2/13/2024	1,016,210,016
1,980,390,000		United States Treasury Bills, 5.285% - 5.335%, 2/27/2024	1,972,787,087
400,000,000		United States Treasury Bills, 5.285%, 2/8/2024	399,588,944
655,000,000		United States Treasury Bills, 5.285%, 2/15/2024	653,653,793
700,000,000		United States Treasury Bills, 5.285%, 3/5/2024	696,608,792
640,000,000		United States Treasury Bills, 5.285%, 3/12/2024	636,241,778
Semi-Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES— continued
	[2]	U.S. Treasury Bills—10.0%
$ 700,000,000		United States Treasury Bills, 5.290%, 2/6/2024	$ 699,485,695
721,000,000		United States Treasury Bills, 5.320%, 5/2/2024	711,304,152
876,000,000		United States Treasury Bills, 5.325%, 4/25/2024	865,115,701
		TOTAL	15,907,370,079
	[1]	U.S. Treasury Notes—6.9%
671,000,000		United States Treasury Floating Rate Notes, 5.204% (91-day T-Bill -0.075%), 2/6/2024	670,999,993
1,772,000,000		United States Treasury Floating Rate Notes, 5.316% (91-day T-Bill +0.037%), 2/6/2024	1,771,639,311
2,511,000,000		United States Treasury Floating Rate Notes, 5.404% (91-day T-Bill +0.125%), 2/6/2024	2,509,747,523
1,144,000,000		United States Treasury Floating Rate Notes, 5.419% (91-day T-Bill +0.140%), 2/6/2024	1,143,656,403
1,623,000,000		United States Treasury Floating Rate Notes, 5.448% (91-day T-Bill +0.169%), 2/6/2024	1,623,282,538
1,541,000,000		United States Treasury Floating Rate Notes, 5.449% (91-day T-Bill +0.170%), 2/6/2024	1,539,447,481
1,792,750,000		United States Treasury Floating Rate Notes, 5.479% (91-day T-Bill +0.200%), 2/6/2024	1,793,054,999
		TOTAL	11,051,828,248
		TOTAL U.S. TREASURIES	26,959,198,327
		REPURCHASE AGREEMENTS— 56.8%
262,000,000		Interest in $375,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $375,055,417 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/16/2062 and the market value of those underlying securities was $383,249,776.	262,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.30%, dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,147,222 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,020,000,047.	500,000,000
1,984,531,000		Interest in $2,500,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,500,369,444 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/1/2053 and the market value of those underlying securities was $2,550,376,843.	1,984,531,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 502,419,000
Interest in $1,550,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,550,229,056 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
4/16/2062 and the market value of those underlying securities was $1,585,489,519.
		$ 502,419,000
222,000,000	Interest in $240,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $240,035,467 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2053 and the market value of those underlying securities was $244,836,176.	222,000,000
800,000,000	Repurchase agreement 5.36%, dated 1/12/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $807,146,667 on 3/12/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2058 and the market value of those underlying securities was $818,429,867.	800,000,000
300,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $300,044,333 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2070 and the market value of those underlying securities was $308,451,739.	300,000,000
100,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,184,722 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,287,690,264.	100,000,000
704,605,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2051 and the market value of those underlying securities was $3,063,264,328.	704,605,000
250,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,036,875 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/20/2053 and the market value of those underlying securities was $255,037,613.	250,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 380,000,000
Repurchase agreement 5.31%, dated 1/31/2024 under which
BNP Paribas S.A. will repurchase securities provided as collateral for $380,056,050 on 2/1/2024. The securities provided as
collateral at the end of the period held with BNY Mellon as
tri-party agent, were U.S. Treasury securities with various
maturities to 1/31/2031 and the market value of those underlying securities was $387,657,171.
		$ 380,000,000
300,000,000	Interest in $1,300,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,300,192,111 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2032 and the market value of those underlying securities was $1,326,195,987.	300,000,000
250,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $3,060,451,433.	250,000,000
400,000,000	Interest in $900,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $900,132,750 on 2/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 6/30/2028 and the market value of that underlying security was $918,135,422.	400,000,000
705,000,000	Repurchase agreement 5.29%, dated 1/31/2024 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $705,103,596 on 2/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 11/15/2053 and the market value of that underlying security was $719,205,704.	705,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 12/22/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,005,488,333 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,025,598,142.	800,000,000
2,252,117,000	Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,000,737,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.	2,252,117,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 75,000,000
Repurchase agreement 5.31%, dated 1/31/2024 under which
HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,011,063 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2053 and the market value of those underlying securities was $76,500,000.
		$ 75,000,000
3,400,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,400,502,444 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2054 and the market value of those underlying securities was $3,500,834,026.	3,400,000,000
6,000,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,886,667 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 7/15/2032 and the market value of those underlying securities was $6,122,049,934.	6,000,000,000
829,369,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2073 and the market value of those underlying securities was $2,047,391,893.	829,369,000
500,000,000	Interest in $700,000,000 joint repurchase agreement 5.35%, dated 12/14/2023 under which Bank of Montreal will repurchase securities provided as collateral for $705,097,361 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2072 and the market value of those underlying securities was $726,250,282.	500,000,000
374,000,000	Repurchase agreement 5.33%, dated 1/31/2024 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $374,055,373 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $381,702,200.	374,000,000
4,200,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.34%, dated 1/31/2024 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $5,068,233,333 on 5/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2061 and the market value of those underlying securities was $5,174,425,108.	4,200,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,800,000,000
Interest in $2,300,000,000 joint repurchase agreement 5.35%, dated 12/14/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,321,191,944 on
2/14/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency and U.S. Treasury securities with
various maturities to 11/25/2058 and the market value of those underlying securities was $2,364,669,567.
		$ 1,800,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.36%, dated 12/13/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,013,548,889 on 3/13/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2063 and the market value of those underlying securities was $1,027,999,801.	750,000,000
250,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Credit Agricole CIB New York will repurchase a security provided as collateral for $250,036,944 on 2/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 11/15/2032 and the market value of that underlying security was $255,037,776.	250,000,000
425,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $425,062,688 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $433,564,006.	425,000,000
475,000,000	Interest in $950,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $950,140,125 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2041 and the market value of those underlying securities was $969,142,956.	475,000,000
150,000,000	Interest in $1,150,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,169,944 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 2/16/2064 and the market value of those underlying securities was $1,173,241,613.	150,000,000
1,000,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 1/3/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,256,130,208 on 2/5/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,280,494,976.	1,000,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,847,183,000
Interest in $1,906,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of America, N.A. will
repurchase a security provided as collateral for $1,906,281,664 on 2/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a
U.S. Government Agency security maturing on 5/1/2049 and the market value of that underlying security was $1,944,407,298.
		$ 1,847,183,000
300,000,000	Repurchase agreement 5.33%, dated 12/20/2023 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $301,865,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/1/2053 and the market value of those underlying securities was $307,916,034.	300,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.33%, dated 1/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,008,587,222 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $2,048,758,984.	1,000,000,000
480,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $480,070,933 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2033 and the market value of those underlying securities was $518,930,421.	480,000,000
750,000,000	Repurchase agreement 5.35%, dated 1/29/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $756,576,042 on 3/28/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2056 and the market value of those underlying securities was $765,341,063.	750,000,000
800,000,000	Repurchase agreement 5.34%, dated 1/16/2024 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $803,560,000 on 2/15/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 2/1/2057 and the market value of that underlying security was $817,936,640.	800,000,000
405,000,000	Repurchase agreement 5.43%, dated 11/30/2023 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $410,436,788 on 2/27/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 2/1/2054 and the market value of that underlying security was $417,025,483.	405,000,000
400,000,000	Repurchase agreement 5.43%, dated 12/6/2023 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $405,369,667 on 3/4/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 11/25/2050 and the market value of that underlying security was $415,542,170.	400,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 800,000,000
Repurchase agreement 5.43%, dated 12/14/2023 under which
Wells Fargo Securities LLC will repurchase a security provided as collateral for $810,860,000 on 3/13/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 5/1/2056 and the market value of that underlying security was $822,030,920.
		$ 800,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 5.35%, dated 12/14/2023 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $503,640,972 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2065 and the market value of those underlying securities was $518,119,114.	400,000,000
875,000,000	Interest in $1,450,000,000 joint repurchase agreement 5.30%, dated 1/31/2024 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,450,213,472 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2060 and the market value of those underlying securities was $1,485,496,930.	875,000,000
2,400,000,000	Interest in $2,850,000,000 joint repurchase agreement 5.35%, dated 1/9/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,862,706,250 on 2/8/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2053 and the market value of those underlying securities was $2,916,936,370.	2,400,000,000
1,400,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,295,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $2,040,000,000.	1,400,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.37%, dated 1/17/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,013,425,000 on 4/16/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,022,279,785.	800,000,000
1,600,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.37%, dated 12/14/2023 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,029,236,667 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/1/2060 and the market value of those underlying securities was $2,070,520,861.	1,600,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 375,000,000
Interest in $47,50,00,000 joint repurchase agreement 5.40%,
dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $479,346,250 on
4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency and U.S. Treasury securities with
various maturities to 9/1/2053 and the market value of those underlying securities was $485,240,772.
		$ 375,000,000
3,000,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,443,333 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2057 and the market value of those underlying securities was $3,081,891,620.	3,000,000,000
130,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $130,019,211 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2063 and the market value of those underlying securities was $132,634,672.	130,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 5.34%, dated 1/19/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $502,299,167 on 2/22/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2073 and the market value of those underlying securities was $510,756,501.	400,000,000
375,000,000	Interest in $475,000,000 joint repurchase agreement 5.41%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $481,352,993 on 4/29/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2053 and the market value of those underlying securities was $484,575,051.	375,000,000
2,950,000,000	Interest in $3,500,000,000 joint repurchase agreement 5.39%, dated 9/27/2023 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $3,579,652,222 on 2/26/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2054 and the market value of those underlying securities was $3,654,340,371.	2,950,000,000
9,500,000,000	Repurchase agreement 5.30%, dated 1/31/2024 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $9,501,398,611 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $9,501,398,624.	9,500,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,700,000,000
Interest in $2,150,000,000 joint repurchase agreement 5.35%, dated 1/29/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,166,614,722 on
3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
12/20/2063 and the market value of those underlying securities was $2,193,977,713.
		$ 1,700,000,000
1,600,000,000	Interest in $1,900,000,000 joint repurchase agreement 5.35%, dated 1/30/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,914,400,417 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2063 and the market value of those underlying securities was $1,938,576,017.	1,600,000,000
5,000,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,737,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2028 and the market value of those underlying securities was $5,100,000,067.	5,000,000,000
1,000,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,147,778 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2063 and the market value of those underlying securities was $1,020,000,000.	1,000,000,000
3,500,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Morgan Stanley & Co. LLC will repurchase securities provided as collateral for $5,000,738,889 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2061 and the market value of those underlying securities was $5,100,000,000.	3,500,000,000
3,500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,500,516,250 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $3,570,000,044.	3,500,000,000
200,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $200,029,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2052 and the market value of those underlying securities was $206,000,000.	200,000,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 625,000,000
Interest in $2,750,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,750,405,625 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
8/15/2053 and the market value of those underlying securities was $2,805,413,753.
		$ 625,000,000
680,000,000	Interest in $750,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,110,833 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2053 and the market value of those underlying securities was $765,317,439.	680,000,000
2,500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,368,750 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $2,550,376,127.	2,500,000,000
2,500,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,369,444 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 1/31/2031 and the market value of those underlying securities was $2,566,086,585.	2,500,000,000
1,500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,221,250 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,531,199,302.	1,500,000,000
450,000,937	Repurchase agreement 5.31%, dated 1/31/2024 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,067,312 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 10/15/2026 and the market value of those underlying securities was $459,247,486.	450,000,937
2,000,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,295,000 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2052 and the market value of those underlying securities was $2,041,276,343.	2,000,000,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 2,200,000,000
Repurchase agreement 5.31%, dated 1/31/2024 under which
Australia & New Zealand Banking Group, Melbourne will
repurchase securities provided as collateral for $2,200,324,500 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2053 and the market value of those underlying securities was $2,244,876,035.
		$ 2,200,000,000
	TOTAL REPURCHASE AGREEMENTS	90,883,224,937
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	155,120,694,530
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	4,789,673,508
	TOTAL NET ASSETS—100%	$159,910,368,038

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.026	0.026	0.003	0.000[3]	0.012	0.012
Net realized gain (loss)	0.000[3]	0.014	(0.000)[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.026	0.040	0.003	0.000[3]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.026)	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Distributions from net realized gain	—	—	—	—	(0.000)[3]	—
Total Distributions	(0.026)	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.67%	4.03%	0.31%	0.02%	1.12%	1.23%
Ratios to Average Net Assets:
Net expenses[5]	0.16%[6]	0.17%	0.09%	0.11%	0.17%	1.15%
Net investment income	5.26%[6]	2.56%	0.25%	0.02%	0.74%	1.21%
Expense waiver/reimbursement[7]	0.09%[6]	0.13%	0.22%	0.20%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$577,723	$181,157	$5,921,339	$8,073,883	$7,328,261	$3,307

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.039	0.003	0.000[2]	0.011	0.021
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.026	0.039	0.003	0.000[2]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.026)	(0.039)	(0.003)	(0.000)[2]	(0.011)	(0.021)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.026)	(0.039)	(0.003)	(0.000)[2]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.65%	3.99%	0.30%	0.02%	1.09%	2.17%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.10%	0.10%	0.19%	0.19%
Net investment income	5.22%[5]	3.92%	0.28%	0.02%	0.97%	2.15%
Expense waiver/ reimbursement[6]	0.10%[5]	0.13%	0.23%	0.23%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,739,293	$28,952,071	$31,227,810	$31,176,397	$29,928,127	$23,667,498

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.037	0.002	0.000[2]	0.009	0.019
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.025	0.037	0.002	0.000[2]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.025)	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.025)	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.54%	3.76%	0.22%	0.02%	0.91%	1.94%
Ratios to Average Net Assets:
Net expenses[4]	0.42%[5]	0.42%	0.17%	0.11%	0.38%	0.42%
Net investment income	5.00%[5]	3.73%	0.19%	0.01%	0.83%	1.93%
Expense waiver/ reimbursement[6]	0.10%[5]	0.13%	0.38%	0.43%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,482,315	$10,250,481	$10,082,923	$13,157,890	$12,300,069	$10,249,258

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.044	0.046	0.024	0.009	0.019
Net realized gain (loss)	0.000[2]	(0.007)	(0.044)	(0.024)	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.025	0.037	0.002	0.000[2]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.025)	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.025)	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.52%	3.73%	0.22%	0.02%	0.88%	1.90%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%	0.14%	0.19%	0.41%	0.45%
Net investment income	4.97%[5]	4.43%	0.14%	0.01%	0.89%	1.97%
Expense waiver/reimbursement[6]	0.09%[5]	0.13%	0.43%	0.39%	0.18%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,548	$9,462	$78	$219	$253,981	$176,438

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.033	0.001	0.000[2]	0.006	0.015
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.023	0.033	0.001	0.000[2]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.023)	(0.033)	(0.001)	(0.000)[2]	(0.006)	(0.015)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.023)	(0.033)	(0.001)	(0.000)[2]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.32%	3.33%	0.12%	0.02%	0.63%	1.51%
Ratios to Average Net Assets:
Net expenses[4]	0.85%[5]	0.84%	0.27%	0.11%	0.64%	0.84%
Net investment income	4.57%[5]	3.32%	0.11%	0.01%	0.61%	1.51%
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.70%	0.86%	0.34%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$635,524	$641,702	$567,676	$625,477	$599,710	$534,565

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.034	0.001	0.000[2]	0.005	0.013
Net realized gain (loss)	0.000[2]	(0.003)	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.022	0.031	0.001	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.022)	(0.031)	(0.001)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.022)	(0.031)	(0.001)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.25%	3.18%	0.10%	0.02%	0.54%	1.35%
Ratios to Average Net Assets:
Net expenses[4]	0.98%[5]	0.98%	0.26%	0.11%	0.71%	1.00%
Net investment income	4.44%[5]	3.38%	0.08%	0.01%	0.48%	1.35%
Expense waiver/reimbursement[6]	0.15%[5]	0.18%	0.93%	1.07%	0.47%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$656,363	$902,755	$307,895	$526,713	$349,935	$259,284

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.038	0.003	0.000[2]	0.010	0.020
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.026	0.038	0.003	0.000[2]	0.010	0.020
Less Distributions:
Distributions from net investment income	(0.026)	(0.038)	(0.003)	(0.000)[2]	(0.010)	(0.020)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.026)	(0.038)	(0.003)	(0.000)[2]	(0.010)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.60%	3.89%	0.26%	0.02%	0.99%	2.05%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.14%	0.12%	0.30%	0.30%
Net investment income	5.11%[5]	3.81%	0.24%	0.01%	0.94%	2.04%
Expense waiver/reimbursement[6]	0.09%[5]	0.13%	0.30%	0.32%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,075,094	$3,529,186	$3,094,786	$3,044,642	$3,454,165	$3,399,696

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.035	0.002	0.000[2]	0.007	0.017
Net realized gain (loss)	0.000[2]	(0.001)	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.024	0.034	0.002	0.000[2]	0.007	0.017
Less Distributions:
Distributions from net investment income	(0.024)	(0.034)	(0.002)	(0.000)[2]	(0.007)	(0.017)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.024)	(0.034)	(0.002)	(0.000)[2]	(0.007)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.40%	3.50%	0.16%	0.02%	0.73%	1.67%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.24%	0.12%	0.54%	0.69%
Net investment income	4.73%[5]	3.52%	0.13%	0.01%	0.66%	1.71%
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.59%	0.71%	0.29%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,536,036	$1,331,183	$1,276,028	$2,658,370	$3,303,066	$2,472,153

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.027	0.040	0.003	0.000[2]	0.011	0.022
Net realized gain (loss)	(0.001)	(0.000)[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.026	0.040	0.003	0.000[2]	0.011	0.022
Less Distributions:
Distributions from net investment income	(0.026)	(0.040)	(0.003)	(0.000)[2]	(0.011)	(0.022)
Distributions from net realized gain	—	—	—	—	(0.000)[2]	—
Total Distributions	(0.026)	(0.040)	(0.003)	(0.000)[2]	(0.011)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.68%	4.04%	0.31%	0.03%	1.14%	2.21%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.09%	0.10%	0.15%	0.15%
Net investment income	5.26%[5]	3.99%	0.33%	0.02%	0.96%	2.20%
Expense waiver/ reimbursement[6]	0.10%[5]	0.13%	0.20%	0.18%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,733,271	$88,718,697	$83,546,204	$69,590,226	$76,682,858	$42,873,211

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,				Period Ended 7/31/2019[1]
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.027	0.043	0.003	0.000[3]	0.011	0.012
Net realized gain (loss)	(0.001)	(0.003)	(0.000)[3]	—	0.000[3]	(0.000)[3]
Total From Investment Operations	0.026	0.040	0.003	0.000[3]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.026)	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Distributions from net realized gains	—	—	—	—	(0.000)[3]	—
Total Distributions	(0.026)	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.68%	4.04%	0.31%	0.03%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.10%	0.11%	0.15%	0.15%[6]
Net investment income	5.26%[6]	4.30%	0.54%	0.03%	0.81%	2.29%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.13%	0.18%	0.17%	0.14%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,717,836	$8,642,312	$1,942,655	$571,121	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (commencement of operations) to July 31, 2019.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023	Period Ended 7/31/2022[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.027	0.041	0.003
Net realized gain (loss)	(0.001)	(0.001)	(0.000)[3]
Total From Investment Operations	0.026	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.026)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.68%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.14%[6]
Net investment income	5.26%[6]	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,740,366	$1,781,724	$496,384

1	Reflects operations for the period from March 30,2022 (commencement of operations) to July 31, 2022.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements	$90,883,224,937
Investment in securities	64,237,469,593
Investment in securities, at amortized cost	155,120,694,530
Cash	5,762,614,210
Income receivable	505,185,718
Receivable for shares sold	249,930,552
Total Assets	161,638,425,010
Liabilities:
Payable for investments purchased	1,000,000,000
Payable for shares redeemed	348,500,536
Income distribution payable	370,848,406
Payable for investment adviser fee (Note 5)	307,104
Payable for administrative fee (Note 5)	339,018
Payable for Directors’/Trustees’ fees (Note 5)	125,507
Payable for distribution services fee (Note 5)	783,033
Payable for other service fees (Notes 2 and 5)	4,772,734
Accrued expenses (Note 5)	2,380,634
Total Liabilities	1,728,056,972
Net assets for 159,961,782,242 shares outstanding	$159,910,368,038
Net Assets Consist of:
Paid-in capital	$159,961,959,852
Total distributable earnings (loss)	(51,591,814)
Total Net Assets	$159,910,368,038
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$577,723,034 ÷ 577,909,168 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$29,739,293,009 ÷ 29,748,868,560 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$10,482,314,989 ÷ 10,485,685,554 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$16,548,411 ÷ 16,553,718 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$635,523,612 ÷ 635,727,443 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$656,362,980 ÷ 656,573,557 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$4,075,093,517 ÷ 4,076,399,296 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,536,035,951 ÷ 1,536,528,968 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$101,733,270,997 ÷ 101,765,966,321 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$8,717,835,956 ÷ 8,720,645,228 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$1,740,365,582 ÷ 1,740,924,429 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$4,109,108,995
Expenses:
Investment adviser fee (Note 5)	126,190,207
Administrative fee (Note 5)	58,986,781
Custodian fees	2,077,231
Transfer agent fees (Note 2)	1,991,986
Directors’/Trustees’ fees (Note 5)	354,925
Auditing fees	13,697
Legal fees	5,282
Portfolio accounting fees	143,671
Distribution services fee (Note 5)	4,814,305
Other service fees (Notes 2 and 5)	26,455,066
Share registration costs	697,017
Printing and postage	531,379
Miscellaneous (Note 5)	333,934
TOTAL EXPENSES	222,595,481
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(72,401,563)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(174,760)
TOTAL WAIVERS AND REIMBURSEMENTS	(72,576,323)
Net expenses	150,019,158
Net investment income	3,959,089,837
Net realized gain on investments	109,759
Change in net assets resulting from operations	$3,959,199,596
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,959,089,837	$5,576,461,241
Net realized gain (loss)	109,759	(1,284,750)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,959,199,596	5,575,176,491
Distributions to Shareholders:
Select Shares	(9,395,627)	(35,271,850)
Institutional Shares	(729,235,907)	(1,174,046,622)
Service Shares	(270,504,636)	(389,623,516)
Administrative Shares	(361,290)	(161,294)
Cash II Shares	(14,325,362)	(19,617,039)
Cash Series Shares	(15,381,337)	(21,988,107)
Capital Shares	(98,866,162)	(136,929,964)
Trust Shares	(30,978,357)	(50,205,859)
Premier Shares	(2,515,016,801)	(3,450,670,665)
Advisor Shares	(237,439,026)	(257,752,222)
SDG Shares	(37,696,009)	(40,021,310)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,959,200,514)	(5,576,288,448)
Share Transactions:
Proceeds from sale of shares	438,759,330,627	883,504,550,198
Net asset value of shares issued to shareholders in payment of distributions declared	1,827,050,077	2,496,154,457
Cost of shares redeemed	(425,616,742,642)	(879,522,640,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,969,638,062	6,478,064,450
Change in net assets	14,969,637,144	6,476,952,493
Net Assets:
Beginning of period	144,940,730,894	138,463,778,401
End of period	$159,910,368,038	$144,940,730,894
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully, and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
30

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $72,576,323 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$1,254	$—
Institutional Shares	98,857	—
Service Shares	916,404	—
Administrative Shares	64	(13)
Cash II Shares	297,255	—
Cash Series Shares	91,503	—
Capital Shares	13,645	—
Trust Shares	197,120	—
Premier Shares	338,136	(746)
Advisor Shares	32,665	(789)
SDG Shares	5,083	—
TOTAL	$1,991,986	$(1,548)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
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voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$18,045
Institutional Shares	6,705,694
Service Shares	13,529,654
Administrative Shares	18,177
Cash II Shares	783,494
Cash Series Shares	866,058
Capital Shares	2,898,703
Trust Shares	1,635,241
TOTAL	$26,455,066
For the six months ended January 31, 2024, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	954,211,538	$954,211,538	2,168,449,564	$2,168,449,564
Shares issued to shareholders in payment of distributions declared	4,354,933	4,354,933	3,995,559	3,995,559
Shares redeemed	(561,878,815)	(561,878,815)	(7,914,714,488)	(7,914,714,488)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	396,687,656	$396,687,656	(5,742,269,365)	$(5,742,269,365)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	68,367,335,501	$68,367,335,501	186,148,262,717	$186,148,262,717
Shares issued to shareholders in payment of distributions declared	289,610,165	289,610,165	420,918,743	420,918,743
Shares redeemed	(67,870,428,371)	(67,870,428,371)	(188,845,973,947)	(188,845,973,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	786,517,295	$786,517,295	(2,276,792,487)	$(2,276,792,487)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,851,851,929	$15,851,851,929	27,836,489,730	$27,836,489,730
Shares issued to shareholders in payment of distributions declared	108,006,407	108,006,407	169,368,568	169,368,568
Shares redeemed	(15,728,291,721)	(15,728,291,721)	(27,838,325,461)	(27,838,325,461)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	231,566,615	$231,566,615	167,532,837	$167,532,837
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	16,586,678	$16,586,678	15,341,826	$15,341,826
Shares issued to shareholders in payment of distributions declared	208,408	208,408	68,641	68,641
Shares redeemed	(9,706,241)	(9,706,241)	(6,023,799)	(6,023,799)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	7,088,845	$7,088,845	9,386,668	$9,386,668
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	308,140,609	$308,140,609	464,220,612	$464,220,612
Shares issued to shareholders in payment of distributions declared	14,044,611	14,044,611	19,293,153	19,293,153
Shares redeemed	(328,386,747)	(328,386,747)	(409,467,416)	(409,467,416)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(6,201,527)	$(6,201,527)	74,046,349	$74,046,349
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,083,350,230	$2,083,350,230	4,365,518,975	$4,365,518,975
Shares issued to shareholders in payment of distributions declared	14,779,530	14,779,530	21,787,443	21,787,443
Shares redeemed	(2,344,631,241)	(2,344,631,241)	(3,792,238,227)	(3,792,238,227)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(246,501,481)	$(246,501,481)	595,068,191	$595,068,191
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	7,918,018,347	$7,918,018,347	22,112,699,472	$22,112,699,472
Shares issued to shareholders in payment of distributions declared	76,050,735	76,050,735	103,746,094	103,746,094
Shares redeemed	(7,448,103,255)	(7,448,103,255)	(21,781,934,740)	(21,781,934,740)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	545,965,827	$545,965,827	434,510,826	$434,510,826
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,222,418,364	$2,222,418,364	5,541,475,630	$5,541,475,630
Shares issued to shareholders in payment of distributions declared	23,103,161	23,103,161	30,288,301	30,288,301
Shares redeemed	(2,040,647,238)	(2,040,647,238)	(5,516,600,396)	(5,516,600,396)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	204,874,287	$204,874,287	55,163,535	$55,163,535
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	311,309,127,591	$311,309,127,591	579,652,518,806	$579,652,518,806
Shares issued to shareholders in payment of distributions declared	1,058,568,669	1,058,568,669	1,475,168,922	1,475,168,922
Shares redeemed	(299,351,904,305)	(299,351,904,305)	(575,954,063,278)	(575,954,063,278)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	13,015,791,955	$13,015,791,955	5,173,624,450	$5,173,624,450
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	10,722,541,686	$10,722,541,686	18,594,511,674	$18,594,511,674
Shares issued to shareholders in payment of distributions declared	207,521,845	207,521,845	224,560,850	224,560,850
Shares redeemed	(10,854,782,933)	(10,854,782,933)	(12,117,071,313)	(12,117,071,313)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	75,280,598	$75,280,598	6,702,001,211	$6,702,001,211
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	19,005,748,154	$19,005,748,154	36,605,061,192	$36,605,061,192
Shares issued to shareholders in payment of distributions declared	30,801,613	30,801,613	26,958,183	26,958,183
Shares redeemed	(19,077,981,775)	(19,077,981,775)	(35,346,227,140)	(35,346,227,140)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	(41,432,008)	$(41,432,008)	1,285,792,235	$1,285,792,235
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	14,969,638,062	$14,969,638,062	6,478,064,450	$6,478,064,450
4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $51,767,732 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$51,767,732	$—	$51,767,732
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Fund’s Adviser voluntarily waived $72,401,563 of its fee and voluntarily reimbursed $1,548 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$3,635	$—
Cash II Shares	1,096,891	—
Cash Series Shares	2,078,538	(173,212)
Trust Shares	1,635,241	—
TOTAL	$4,814,305	$(173,212)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $213,212 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $84,494 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
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7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,026.70	$0.82
Institutional Shares	$1,000	$1,026.50	$1.02
Service Shares	$1,000	$1,025.40	$2.14
Administrative Shares	$1,000	$1,025.20	$2.29
Cash II Shares	$1,000	$1,023.20	$4.32
Cash Series Shares	$1,000	$1,022.50	$4.98
Capital Shares	$1,000	$1,026.00	$1.53
Trust Shares	$1,000	$1,024.00	$3.46
Premier Shares	$1,000	$1,026.80	$0.76
Advisor Shares	$1,000	$1,026.80	$0.76
SDG Shares	$1,000	$1,026.80	$0.76
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.33	$0.81
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,023.03	$2.14
Administrative Shares	$1,000	$1,022.87	$2.29
Cash II Shares	$1,000	$1,020.86	$4.32
Cash Series Shares	$1,000	$1,020.21	$4.98
Capital Shares	$1,000	$1,023.63	$1.53
Trust Shares	$1,000	$1,021.72	$3.46
Premier Shares	$1,000	$1,024.38	$0.76
Advisor Shares	$1,000	$1,024.38	$0.76
SDG Shares	$1,000	$1,024.38	$0.76

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.16%
Institutional Shares	0.20%
Service Shares	0.42%
Administrative Shares	0.45%
Cash II Shares	0.85%
Cash Series Shares	0.98%
Capital Shares	0.30%
Trust Shares	0.68%
Premier Shares	0.15%
Advisor Shares	0.15%
SDG Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450196 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	79.1%
U.S. Government Agency Securities	23.5%
Other Assets and Liabilities—Net[2]	(2.6%)
TOTAL	100%
At January 31, 2024, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.6%
8-30 Days	30.0%
31-90 Days	28.8%
91-180 Days	8.8%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	(2.6%)
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		U.S. TREASURY— 79.1%
$ 25,000,000		United States Treasury Bill, 5.045%, 7/5/2024	$ 24,456,962
30,000,000		United States Treasury Bill, 5.135%, 10/31/2024	28,831,787
125,000,000		United States Treasury Bill, 5.150%, 6/4/2024	122,872,049
25,000,000		United States Treasury Bill, 5.175%, 5/28/2024	24,579,531
121,730,000		United States Treasury Bill, 5.185%, 5/21/2024	119,801,424
94,720,000		United States Treasury Bill, 5.200%, 5/7/2024	93,406,549
53,275,000		United States Treasury Bill, 5.210%, 4/30/2024	52,588,803
150,000,000		United States Treasury Bill, 5.225%, 4/18/2024	148,323,646
91,000,000		United States Treasury Bill, 5.230%, 3/14/2024	90,444,695
50,000,000		United States Treasury Bill, 5.240%, 4/9/2024	49,505,111
250,000,000		United States Treasury Bill, 5.245%, 4/4/2024	247,705,313
20,000,000		United States Treasury Bill, 5.250%, 4/16/2024	19,781,250
50,000,000		United States Treasury Bill, 5.275%, 2/22/2024	49,846,146
300,000,000		United States Treasury Bill, 5.275%, 3/19/2024	297,933,957
97,930,000		United States Treasury Bill, 5.275%, 3/26/2024	97,155,129
125,000,000		United States Treasury Bill, 5.280%, 3/7/2024	124,358,333
100,000,000		United States Treasury Bill, 5.290%, 2/15/2024	99,794,278
14,700,000		United States Treasury Bill, 5.320%, 5/2/2024	14,502,318
25,500,000		United States Treasury Bill, 5.325%, 4/25/2024	25,183,163
100,000,000		United States Treasury Bills, 4.975% - 4.985%, 7/18/2024	97,676,000
410,000,000		United States Treasury Bills, 5.250% - 5.275%, 3/12/2024	407,597,221
853,000,000		United States Treasury Bills, 5.250% - 5.290%, 2/6/2024	852,375,290
437,000,000		United States Treasury Bills, 5.250% - 5.355%, 2/13/2024	436,229,541
656,000,000		United States Treasury Bills, 5.260% - 5.335%, 2/27/2024	653,495,109
213,000,000		United States Treasury Bills, 5.260% - 5.355%, 2/20/2024	212,402,355
400,000,000		United States Treasury Bills, 5.280% - 5.285%, 2/8/2024	399,589,187
350,000,000		United States Treasury Bills, 5.285% - 5.340%, 3/5/2024	348,301,875
35,000,000	[1]	United States Treasury Floating Rate Notes, 5.204% (91-day T-Bill -0.075%), 2/6/2024	35,000,000
101,800,000	[1]	United States Treasury Floating Rate Notes, 5.316% (91-day T-Bill +0.037%), 2/6/2024	101,793,061
75,600,000	[1]	United States Treasury Floating Rate Notes, 5.404% (91-day T-Bill +0.125%), 2/6/2024	75,566,881
36,137,600	[1]	United States Treasury Floating Rate Notes, 5.419% (91-day T-Bill +0.140%), 2/6/2024	36,127,569
65,000,000	[1]	United States Treasury Floating Rate Notes, 5.449% (91-day T-Bill +0.170%), 2/6/2024	64,935,598
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Principal Amount			Value
		U.S. TREASURY— continued
$116,940,000	[1]	United States Treasury Floating Rate Notes, 5.479% (91-day T-Bill +0.200%), 2/6/2024	$ 116,957,562
		TOTAL U.S. TREASURY	5,569,117,693
		GOVERNMENT AGENCIES— 23.5%
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.045%), 2/1/2024	34,999,975
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.060%), 2/1/2024	10,000,000
9,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.385% (SOFR +0.075%), 2/1/2024	9,499,954
56,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.080%), 2/1/2024	56,423,719
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR+0.090%), 2/1/2024	25,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	69,998,506
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.130%), 2/1/2024	20,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.445% (SOFR +0.135%), 2/1/2024	10,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.155%), 2/1/2024	10,000,000
29,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	29,900,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.165%), 2/1/2024	10,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.480% (SOFR +0.170%), 2/1/2024	20,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.175%), 2/1/2024	25,000,000
301,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.310%, 2/2/2024 - 1/22/2025	297,245,372
300,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.310% - 5.320% (SOFR +0.000%), 2/1/2024 - 2/6/2024	300,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.315% (SOFR +0.005%), 2/1/2024	25,000,000
150,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.050%), 2/1/2024	150,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.380% (SOFR +0.070%), 2/1/2024	20,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.400% (SOFR +0.090%), 2/1/2024	10,000,002
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.415% (SOFR +0.105%), 2/1/2024	34,999,549
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	25,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	GOVERNMENT AGENCIES— continued
$464,925,000	Federal Home Loan Bank System, 1.875% - 5.640%, 2/16/2024 - 2/14/2025	$ 464,863,127
	TOTAL GOVERNMENT AGENCIES	1,657,930,204
	TOTAL INVESTMENT IN SECURITIES—102.6% (AT AMORTIZED COST)[3]	7,227,047,897
	OTHER ASSETS AND LIABILITIES - NET—(2.6%)[4]	(180,910,310)
	TOTAL NET ASSETS—100%	$7,046,137,587

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.035	0.001	0.000[2]	0.008	0.018
Net realized gain (loss)	0.004	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.024	0.035	0.001	0.000[2]	0.008	0.018
Less Distributions:
Distributions from net investment income	(0.024)	(0.035)	(0.001)	(0.000)[2]	(0.008)	(0.018)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.024)	(0.035)	(0.001)	(0.000)[2]	(0.008)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.47%	3.59%	0.14%	0.01%	0.83%	1.81%
Ratios to Average Net Assets:
Net expenses[4]	0.54%[5,6]	0.53%[6]	0.23%	0.10%	0.47%[6]	0.52%[6]
Net investment income	4.86%[5]	3.69%	0.15%	0.02%	0.84%	1.79%
Expense waiver/reimbursement[7]	0.05%[5]	0.09%	0.39%	0.52%	0.15%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$370,501	$293,103	$192,603	$141,092	$154,561	$182,939

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% for the six months ended January 31, 2024 and 0.53%, 0.47% and
0.52% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.039	0.002	0.000[2]	0.011	0.021
Net realized gain (loss)	(0.004)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.026	0.039	0.002	0.000[2]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.011)	(0.021)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.64%	3.93%	0.23%	0.01%	1.10%	2.13%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5,6]	0.20%[6]	0.12%	0.10%	0.20%[6]	0.20%[6]
Net investment income	5.19%[5]	3.89%	0.21%	0.02%	0.95%	2.11%
Expense waiver/ reimbursement[7]	0.05%[5]	0.09%	0.17%	0.19%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,811,495	$3,568,910	$3,507,901	$3,805,176	$4,366,142	$3,019,468

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended January 31, 2024 and 0.20%, 0.20% and
0.20% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.036	0.002	0.000[2]	0.009	0.019
Net realized gain (loss)	0.005	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.025	0.036	0.002	0.000[2]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.025)	(0.036)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.025)	(0.036)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.51%	3.67%	0.16%	0.01%	0.89%	1.88%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5,6]	0.45%[6]	0.19%	0.10%	0.41%[6]	0.45%[6]
Net investment income	4.95%[5]	3.63%	0.15%	0.02%	0.86%	1.86%
Expense waiver/ reimbursement[7]	0.05%[5]	0.09%	0.34%	0.43%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,864,142	$2,724,268	$2,883,277	$2,825,555	$2,950,794	$2,698,641

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.45% for the six months ended January 31, 2024 and 0.45%, 0.41% and
0.45% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$7,227,047,897
Cash	2,206,316
Income receivable	12,983,738
Receivable for shares sold	183,985
Total Assets	7,242,421,936
Liabilities:
Payable for investments purchased	$172,872,049
Income distribution payable	21,172,343
Payable for shares redeemed	1,188,294
Payable for other service fees (Notes 2 and 5)	684,628
Payable for investment adviser fee (Note 5)	22,023
Payable for administrative fee (Note 5)	14,812
Payable for Directors’/Trustees’ fees (Note 5)	5,600
Accrued expenses (Note 5)	324,600
TOTAL LIABILITIES	196,284,349
Net assets for 7,046,047,961 shares outstanding	$7,046,137,587
Net Assets Consist of:
Paid-in capital	$7,046,057,336
Total distributable earnings (loss)	80,251
TOTAL NET ASSETS	$7,046,137,587
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$370,500,607 ÷ 370,496,144 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$3,811,495,380 ÷ 3,811,447,730 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,864,141,600 ÷ 2,864,104,087 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$184,266,955
Expenses:
Investment adviser fee (Note 5)	$5,689,295
Administrative fee (Note 5)	2,655,470
Custodian fees	99,842
Transfer agent fees (Note 2)	177,047
Directors’/Trustees’ fees (Note 5)	16,817
Auditing fees	13,070
Legal fees	5,326
Other service fees (Notes 2 and 5)	3,803,162
Portfolio accounting fees	93,199
Share registration costs	93,313
Printing and postage	22,129
Miscellaneous (Note 5)	53,604
TOTAL EXPENSES	12,722,274
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(1,789,051)
Reduction of custodian fees (Note 6)	(18,142)
TOTAL WAIVER AND REDUCTION	(1,807,193)
Net expenses	10,915,081
Net investment income	173,351,874
Net realized gain on investments	159,455
Change in net assets resulting from operations	$173,511,329
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,351,874	$257,665,360
Net realized gain (loss)	159,455	(1,633)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	173,511,329	257,663,727
Distributions to Shareholders:
Automated Shares	(8,080,818)	(8,049,851)
Institutional Shares	(97,461,788)	(149,930,779)
Service Shares	(67,821,991)	(99,679,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,364,597)	(257,660,529)
Share Transactions:
Proceeds from sale of shares	8,729,528,072	20,039,046,497
Net asset value of shares issued to shareholders in payment of distributions declared	23,027,667	52,633,890
Cost of shares redeemed	(8,292,845,851)	(20,089,184,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	459,709,888	2,496,038
Change in net assets	459,856,620	2,499,236
Net Assets:
Beginning of period	6,586,280,967	6,583,781,731
End of period	$7,046,137,587	$6,586,280,967
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost
Semi-Annual Shareholder Report
11

to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $1,807,193 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$138,702
Institutional Shares	22,179
Service Shares	16,166
TOTAL	$177,047
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Semi-Annual Shareholder Report
12

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$415,314
Service Shares	3,387,848
TOTAL	$3,803,162
For the six months ended January 31, 2024, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	222,760,930	$222,760,930	342,625,836	$342,625,836
Shares issued to shareholders in payment of distributions declared	3,829,513	3,829,513	7,758,905	7,758,905
Shares redeemed	(149,199,546)	(149,199,546)	(249,884,432)	(249,884,432)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	77,390,897	$77,390,897	100,500,309	$100,500,309
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,731,373,333	$5,731,373,333	14,281,531,972	$14,281,531,972
Shares issued to shareholders in payment of distributions declared	16,637,172	16,637,172	38,271,187	38,271,187
Shares redeemed	(5,505,503,235)	(5,505,503,235)	(14,258,795,536)	(14,258,795,536)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	242,507,270	$242,507,270	61,007,623	$61,007,623
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,775,393,809	$2,775,393,809	5,414,888,689	$5,414,888,689
Shares issued to shareholders in payment of distributions declared	2,560,982	2,560,982	6,603,798	6,603,798
Shares redeemed	(2,638,143,070)	(2,638,143,070)	(5,580,504,381)	(5,580,504,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	139,811,721	$139,811,721	(159,011,894)	$(159,011,894)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	459,709,888	$459,709,888	2,496,038	$2,496,038
4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $65,292 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Shareholder Report
14

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$65,292	$—	$65,292
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the annual advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $1,789,051 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $4,880 of other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2024, the Fund’s expenses were offset by $18,142 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon
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standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000.00	$1,024.70	$2.75
Institutional Shares	$1,000.00	$1,026.40	$1.02
Service Shares	$1,000.00	$1,025.10	$2.29
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000.00	$1,022.42	$2.75
Institutional Shares	$1,000.00	$1,024.13	$1.02
Service Shares	$1,000.00	$1,022.87	$2.29

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.54%
Institutional Shares	0.20%
Service Shares	0.45%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance was at the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the
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Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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31

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	79.1%
U.S. Government Agency Securities	23.5%
Other Assets and Liabilities—Net[2]	(2.6%)
TOTAL	100%
At January 31, 2024, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.6%
8-30 Days	30.0%
31-90 Days	28.8%
91-180 Days	8.8%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	(2.6%)
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		U.S. TREASURY— 79.1%
$ 25,000,000		United States Treasury Bill, 5.045%, 7/5/2024	$ 24,456,962
30,000,000		United States Treasury Bill, 5.135%, 10/31/2024	28,831,787
125,000,000		United States Treasury Bill, 5.150%, 6/4/2024	122,872,049
25,000,000		United States Treasury Bill, 5.175%, 5/28/2024	24,579,531
121,730,000		United States Treasury Bill, 5.185%, 5/21/2024	119,801,424
94,720,000		United States Treasury Bill, 5.200%, 5/7/2024	93,406,549
53,275,000		United States Treasury Bill, 5.210%, 4/30/2024	52,588,803
150,000,000		United States Treasury Bill, 5.225%, 4/18/2024	148,323,646
91,000,000		United States Treasury Bill, 5.230%, 3/14/2024	90,444,695
50,000,000		United States Treasury Bill, 5.240%, 4/9/2024	49,505,111
250,000,000		United States Treasury Bill, 5.245%, 4/4/2024	247,705,313
20,000,000		United States Treasury Bill, 5.250%, 4/16/2024	19,781,250
50,000,000		United States Treasury Bill, 5.275%, 2/22/2024	49,846,146
300,000,000		United States Treasury Bill, 5.275%, 3/19/2024	297,933,957
97,930,000		United States Treasury Bill, 5.275%, 3/26/2024	97,155,129
125,000,000		United States Treasury Bill, 5.280%, 3/7/2024	124,358,333
100,000,000		United States Treasury Bill, 5.290%, 2/15/2024	99,794,278
14,700,000		United States Treasury Bill, 5.320%, 5/2/2024	14,502,318
25,500,000		United States Treasury Bill, 5.325%, 4/25/2024	25,183,163
100,000,000		United States Treasury Bills, 4.975% - 4.985%, 7/18/2024	97,676,000
410,000,000		United States Treasury Bills, 5.250% - 5.275%, 3/12/2024	407,597,221
853,000,000		United States Treasury Bills, 5.250% - 5.290%, 2/6/2024	852,375,290
437,000,000		United States Treasury Bills, 5.250% - 5.355%, 2/13/2024	436,229,541
656,000,000		United States Treasury Bills, 5.260% - 5.335%, 2/27/2024	653,495,109
213,000,000		United States Treasury Bills, 5.260% - 5.355%, 2/20/2024	212,402,355
400,000,000		United States Treasury Bills, 5.280% - 5.285%, 2/8/2024	399,589,187
350,000,000		United States Treasury Bills, 5.285% - 5.340%, 3/5/2024	348,301,875
35,000,000	[1]	United States Treasury Floating Rate Notes, 5.204% (91-day T-Bill -0.075%), 2/6/2024	35,000,000
101,800,000	[1]	United States Treasury Floating Rate Notes, 5.316% (91-day T-Bill +0.037%), 2/6/2024	101,793,061
75,600,000	[1]	United States Treasury Floating Rate Notes, 5.404% (91-day T-Bill +0.125%), 2/6/2024	75,566,881
36,137,600	[1]	United States Treasury Floating Rate Notes, 5.419% (91-day T-Bill +0.140%), 2/6/2024	36,127,569
65,000,000	[1]	United States Treasury Floating Rate Notes, 5.449% (91-day T-Bill +0.170%), 2/6/2024	64,935,598
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2

Principal Amount			Value
		U.S. TREASURY— continued
$116,940,000	[1]	United States Treasury Floating Rate Notes, 5.479% (91-day T-Bill +0.200%), 2/6/2024	$ 116,957,562
		TOTAL U.S. TREASURY	5,569,117,693
		GOVERNMENT AGENCIES— 23.5%
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.045%), 2/1/2024	34,999,975
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.060%), 2/1/2024	10,000,000
9,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.385% (SOFR +0.075%), 2/1/2024	9,499,954
56,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.080%), 2/1/2024	56,423,719
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR+0.090%), 2/1/2024	25,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.100%), 2/1/2024	69,998,506
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.130%), 2/1/2024	20,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.445% (SOFR +0.135%), 2/1/2024	10,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.155%), 2/1/2024	10,000,000
29,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	29,900,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.165%), 2/1/2024	10,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.480% (SOFR +0.170%), 2/1/2024	20,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.175%), 2/1/2024	25,000,000
301,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.310%, 2/2/2024 - 1/22/2025	297,245,372
300,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.310% - 5.320% (SOFR +0.000%), 2/1/2024 - 2/6/2024	300,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.315% (SOFR +0.005%), 2/1/2024	25,000,000
150,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.050%), 2/1/2024	150,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.380% (SOFR +0.070%), 2/1/2024	20,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.400% (SOFR +0.090%), 2/1/2024	10,000,002
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.415% (SOFR +0.105%), 2/1/2024	34,999,549
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.470% (SOFR +0.160%), 2/1/2024	25,000,000
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Principal Amount		Value
	GOVERNMENT AGENCIES— continued
$464,925,000	Federal Home Loan Bank System, 1.875% - 5.640%, 2/16/2024 - 2/14/2025	$ 464,863,127
	TOTAL GOVERNMENT AGENCIES	1,657,930,204
	TOTAL INVESTMENT IN SECURITIES—102.6% (AT AMORTIZED COST)[3]	7,227,047,897
	OTHER ASSETS AND LIABILITIES - NET—(2.6%)[4]	(180,910,310)
	TOTAL NET ASSETS—100%	$7,046,137,587

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.039	0.002	0.000[2]	0.011	0.021
Net realized gain (loss)	(0.004)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.026	0.039	0.002	0.000[2]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.011)	(0.021)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.64%	3.93%	0.23%	0.01%	1.10%	2.13%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5,6]	0.20%[6]	0.12%	0.10%	0.20%[6]	0.20%[6]
Net investment income	5.19%[5]	3.89%	0.21%	0.02%	0.95%	2.11%
Expense waiver/ reimbursement[7]	0.05%[5]	0.09%	0.17%	0.19%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,811,495	$3,568,910	$3,507,901	$3,805,176	$4,366,142	$3,019,468

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended January 31, 2024 and 0.20%, 0.20% and
0.20% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares and Service Shares are presented separately.
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5

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$7,227,047,897
Cash	2,206,316
Income receivable	12,983,738
Receivable for shares sold	183,985
Total Assets	7,242,421,936
Liabilities:
Payable for investments purchased	$172,872,049
Income distribution payable	21,172,343
Payable for shares redeemed	1,188,294
Payable for other service fees (Notes 2 and 5)	684,628
Payable for investment adviser fee (Note 5)	22,023
Payable for administrative fee (Note 5)	14,812
Payable for Directors’/Trustees’ fees (Note 5)	5,600
Accrued expenses (Note 5)	324,600
TOTAL LIABILITIES	196,284,349
Net assets for 7,046,047,961 shares outstanding	$7,046,137,587
Net Assets Consist of:
Paid-in capital	$7,046,057,336
Total distributable earnings (loss)	80,251
TOTAL NET ASSETS	$7,046,137,587
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$370,500,607 ÷ 370,496,144 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$3,811,495,380 ÷ 3,811,447,730 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,864,141,600 ÷ 2,864,104,087 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$184,266,955
Expenses:
Investment adviser fee (Note 5)	$5,689,295
Administrative fee (Note 5)	2,655,470
Custodian fees	99,842
Transfer agent fees (Note 2)	177,047
Directors’/Trustees’ fees (Note 5)	16,817
Auditing fees	13,070
Legal fees	5,326
Other service fees (Notes 2 and 5)	3,803,162
Portfolio accounting fees	93,199
Share registration costs	93,313
Printing and postage	22,129
Miscellaneous (Note 5)	53,604
TOTAL EXPENSES	12,722,274
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(1,789,051)
Reduction of custodian fees (Note 6)	(18,142)
TOTAL WAIVER AND REDUCTION	(1,807,193)
Net expenses	10,915,081
Net investment income	173,351,874
Net realized gain on investments	159,455
Change in net assets resulting from operations	$173,511,329
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,351,874	$257,665,360
Net realized gain (loss)	159,455	(1,633)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	173,511,329	257,663,727
Distributions to Shareholders:
Automated Shares	(8,080,818)	(8,049,851)
Institutional Shares	(97,461,788)	(149,930,779)
Service Shares	(67,821,991)	(99,679,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,364,597)	(257,660,529)
Share Transactions:
Proceeds from sale of shares	8,729,528,072	20,039,046,497
Net asset value of shares issued to shareholders in payment of distributions declared	23,027,667	52,633,890
Cost of shares redeemed	(8,292,845,851)	(20,089,184,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	459,709,888	2,496,038
Change in net assets	459,856,620	2,499,236
Net Assets:
Beginning of period	6,586,280,967	6,583,781,731
End of period	$7,046,137,587	$6,586,280,967
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost
Semi-Annual Shareholder Report
9

to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $1,807,193 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$138,702
Institutional Shares	22,179
Service Shares	16,166
TOTAL	$177,047
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
Semi-Annual Shareholder Report
10

described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$415,314
Service Shares	3,387,848
TOTAL	$3,803,162
For the six months ended January 31, 2024, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
11

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	222,760,930	$222,760,930	342,625,836	$342,625,836
Shares issued to shareholders in payment of distributions declared	3,829,513	3,829,513	7,758,905	7,758,905
Shares redeemed	(149,199,546)	(149,199,546)	(249,884,432)	(249,884,432)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	77,390,897	$77,390,897	100,500,309	$100,500,309
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,731,373,333	$5,731,373,333	14,281,531,972	$14,281,531,972
Shares issued to shareholders in payment of distributions declared	16,637,172	16,637,172	38,271,187	38,271,187
Shares redeemed	(5,505,503,235)	(5,505,503,235)	(14,258,795,536)	(14,258,795,536)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	242,507,270	$242,507,270	61,007,623	$61,007,623
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,775,393,809	$2,775,393,809	5,414,888,689	$5,414,888,689
Shares issued to shareholders in payment of distributions declared	2,560,982	2,560,982	6,603,798	6,603,798
Shares redeemed	(2,638,143,070)	(2,638,143,070)	(5,580,504,381)	(5,580,504,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	139,811,721	$139,811,721	(159,011,894)	$(159,011,894)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	459,709,888	$459,709,888	2,496,038	$2,496,038
4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $65,292 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$65,292	$—	$65,292
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the annual advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $1,789,051 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $4,880 of other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended January 31, 2024, the Fund’s expenses were offset by $18,142 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon
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standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual	$1,000.00	$1,026.40	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.13	$1.02

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ration of 0.20%
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance was at the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the
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Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
27

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
28

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | MMPXX	Capital | MMLXX	Eagle | MMMXX

Federated Hermes Institutional Money Market Management
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
Please note that on February 15, 2024, the Fund’s Board of Trustees approved a Plan of Liquidation for the Fund pursuant to which the Fund is anticipated to be liquidated in the third quarter of 2024.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	21.1%
Commercial Paper	19.1%
Certificates of Deposit	18.5%
Time Deposit	4.9%
Asset-Backed Security[2]	0.0%
Other Repurchase Agreements and Repurchase Agreements	36.4%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.4%[2]
8-30 Days	9.6%
31-90 Days	14.5%
91-180 Days	6.7%
181 Days or more	5.8%
Other Assets and Liabilities—Net[3,4]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 30.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
	[1]	NOTES - VARIABLE— 21.1%
		Finance - Banking— 13.7%
$ 5,000,000		Australia & New Zealand Banking Group, Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	$ 5,000,000
4,000,000		Bank of Montreal, 5.560% (SOFR +0.250%), 2/1/2024	4,000,000
5,000,000		Bank of Montreal, 5.910% (SOFR +0.600%), 2/1/2024	5,006,228
2,500,000		Bank of Montreal, 5.990% (SOFR +0.680%), 2/1/2024	2,502,735
2,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	2,000,000
3,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.650%), 2/1/2024	3,005,612
3,000,000		Bank of Nova Scotia, Toronto, 5.970% (SOFR +0.660%), 2/1/2024	3,003,187
4,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	4,005,323
7,500,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	7,509,096
4,500,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.460%, 2/1/2024	4,500,000
1,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.730% (SOFR +0.420%), 2/1/2024	1,500,378
1,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	1,500,359
15,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	15,016,375
5,000,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	5,000,000
5,000,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	5,000,000
5,000,000		National Australia Bank Ltd., Melbourne, 5.790% (SOFR +0.480%), 2/1/2024	5,008,335
5,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	5,000,000
5,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	5,000,000
5,000,000		Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.280%), 2/1/2024	5,000,000
5,000,000		Royal Bank of Canada, New York Branch, 5.910% (SOFR +0.600%), 2/1/2024	5,006,400
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.740%, 2/1/2024	6,500,000
13,316,645		Taxable Tender Option Bond Trust 2022-MIZ9015TX, (Series 2022-MIZ9015TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.580%, 2/1/2024	13,316,645
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.740%, 2/1/2024	5,150,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 3,200,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.740%, 2/1/2024	$ 3,200,000
3,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 2/1/2024	3,003,408
5,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	5,010,228
5,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	5,010,546
5,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	5,013,156
5,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	5,013,135
5,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	5,013,090
5,000,000		Wells Fargo Bank, N.A., 5.960% (SOFR +0.650%), 2/1/2024	5,009,971
		TOTAL	154,804,207
		Finance - Retail— 4.0%
5,000,000		Old Line Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	5,002,705
2,500,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 2/1/2024	2,500,810
5,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	5,002,194
7,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	7,501,339
2,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	2,501,289
10,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	10,000,000
5,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	5,000,000
5,000,000		Thunder Bay Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	5,001,901
2,500,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	2,501,065
		TOTAL	45,011,303
		Government Agency— 3.4%
8,000,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	8,000,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	30,000,000
		TOTAL	38,000,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $237,666,645)	237,815,510
	[2]	COMMERCIAL PAPER— 19.1%
		Finance - Banking— 12.8%
5,000,000		Anglesea Funding LLC, 5.413% - 5.681%, 2/1/2024 - 2/5/2024	4,998,453
8,000,000		Australia & New Zealand Banking Group, Melbourne, 5.802% - 5.935%, 5/1/2024 - 8/16/2024	7,849,304
5,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	4,891,477
15,000,000		BPCE S.A., 5.602%, 3/12/2024	14,908,083
20,500,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	20,123,885
5,000,000		Citigroup Global Markets, Inc., 5.902%, 5/1/2024	4,931,604
7,500,000		DNB Bank ASA, 5.803%, 4/18/2024	7,414,499
50,000,000		Nationwide Building Society, 5.325%, 2/13/2024	49,911,417
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 5,000,000		Nordea Bank Abp, 5.796%, 4/19/2024	$ 4,942,095
2,500,000		Podium Funding Trust, 5.614% - 5.731%, 5/17/2024 - 6/10/2024	2,457,026
9,500,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	9,161,365
13,000,000		Toronto Dominion Bank, 5.801% - 6.004%, 5/16/2024 - 8/23/2024	12,979,916
		TOTAL	144,569,124
		Finance - Commercial— 0.1%
1,500,000		Atlantic Asset Securitization LLC, 5.471%, 2/20/2024	1,495,709
		Finance - Retail— 2.5%
27,500,000		Chariot Funding LLC, 5.426% - 5.506%, 2/6/2024 - 4/25/2024	27,292,968
1,000,000		Fairway Finance Co. LLC, 5.810%, 4/17/2024	988,505
		TOTAL	28,281,473
		Pharmaceuticals and Health Care— 1.9%
21,000,000		Eli Lilly & Co., 5.322% - 5.342%, 2/15/2024 - 2/20/2024	20,948,464
		Sovereign— 1.8%
5,000,000		BNG Bank N.V., 5.336%, 2/9/2024	4,994,089
10,000,000		Caisse des Depots et Consignations (CDC), 5.347% - 5.348%, 2/28/2024 - 2/29/2024	9,959,323
5,000,000		NRW.Bank, 5.657%, 2/12/2024	4,991,521
		TOTAL	19,944,933
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $215,123,924)	215,239,703
		CERTIFICATES OF DEPOSIT— 18.5%
		Finance - Banking— 18.5%
9,500,000		Bank of America N.A., 5.180% - 6.000%, 6/17/2024 - 1/24/2025	9,517,885
4,000,000		Bank of America N.A., 5.440% - 6.000%, 2/7/2024 - 9/23/2024	4,006,073
7,500,000		Bank of Montreal, 5.820%, 5/28/2024	7,505,276
5,000,000		Bank of Nova Scotia, Toronto, 6.000%, 10/18/2024	5,024,944
20,500,000		Canadian Imperial Bank of Commerce, 5.250% - 6.000%, 2/5/2024 - 10/17/2024	20,542,878
23,000,000		Citibank N.A., New York, 5.740% - 6.010%, 7/22/2024 - 9/18/2024	23,067,460
5,000,000		Credit Agricole Corporate and Investment Bank, 5.690%, 2/1/2024	5,000,000
12,500,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.710% - 5.800%, 4/24/2024 - 5/17/2024	12,508,009
25,000,000		Mizuho Bank Ltd., 5.580% - 5.750%, 2/2/2024 - 3/19/2024	25,000,000
15,500,000		MUFG Bank Ltd., 5.500% - 5.700%, 2/14/2024 - 3/28/2024	15,500,000
52,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.450% - 5.700%, 2/6/2024 - 4/18/2024	52,000,488
12,500,000		Svenska Handelsbanken, Stockholm, 5.800%, 4/4/2024 - 4/17/2024	12,508,871
17,000,000		Toronto Dominion Bank, 6.000% - 6.050%, 7/10/2024 - 10/3/2024	16,739,336
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $208,679,267)	208,921,220
Semi-Annual Shareholder Report
4

Principal Amount		Value
	TIME DEPOSIT— 4.9%
	Finance - Banking— 4.9%
$ 55,000,000	ABN Amro Bank NV, 5.330%, 2/5/2024 (IDENTIFIED COST $55,000,000)	$ 55,000,000
	ASSET-BACKED SECURITY— 0.0%
	Auto Receivables— 0.0%
700,525	Enterprise Fleet Financing, LLC 2023-3, Class A1, 5.906%, 10/21/2024 (IDENTIFIED COST $700,525)	701,173
	OTHER REPURCHASE AGREEMENTS— 12.8%
	Finance - Banking— 12.8%
10,000,000	BMO Capital Markets Corp., 5.41%, dated 1/31/2024, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,082,653 on 2/1/2024, in which corporate bonds, asset-backed securities, medium-term notes, collateralized mortgage obligations, U.S. Government Agency securities and sovereign debt securities with a market value of $561,084,532 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
25,000,000	BNP Paribas S.A., 4.40%, dated 1/31/2024, interest in a $1,275,000,000 collateralized loan agreement will repurchase securities provided as collateral for $1,275,190,896 on 2/1/2024, in which asset-backed securities, corporate bonds, medium-term notes, U.S. Government Agency securities and sovereign debt securities with a market value of $1,300,694,714 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
15,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 2/8/2024, in which corporate bonds, asset-backed securities and medium-term notes with a market value of $168,325,292 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000	BofA Securities, Inc., 5.37%, dated 1/31/2024, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,008,950 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $61,209,195 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
5,000,000	Citigroup Global Markets, Inc.,5.50%, dated 11/7/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,320,833 on 2/8/2024, in which American depository receipts, common stocks, treasury bonds and treasury notes with a market value of $307,401,971 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
35,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 5,000,000
HSBC Securities (USA), Inc., 5.51%, dated 1/31/2024, interest in a
$5,000,000 collateralized loan agreement will repurchase securities provided as collateral for $5,000,765 on 2/1/2024, in which, corporate bonds, asset-backed securities and municipal bonds with a market value of $5,100,000 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 5,000,000
10,000,000	J.P. Morgan Securities LLC, 5.54%, dated 1/18/2024, interest in a $1,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $1,005,386,111 on 2/22/2024, in which, corporate bonds and medium-term notes with a market value of $1,020,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
15,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 2/8/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, certificates of deposit, exchange traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $306,210,617 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $145,000,000)	145,000,000
	REPURCHASE AGREEMENTS— 23.6%
	Finance - Banking— 23.6%
150,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,184,722 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,287,690,264.	150,000,000
116,415,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/20/2051 and the market value of those underlying securities was $3,063,264,328.	116,415,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $266,415,000)	266,415,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,128,585,361)[3]	1,129,092,606
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(63,711)
	TOTAL NET ASSETS—100%	$1,129,028,895

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
Semi-Annual Shareholder Report
6

4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Income From Investment Operations:
Net investment income[1]	0.0275	0.0417	0.0036	0.0006	0.0141	0.0238
Net realized and unrealized gain (loss)	0.0005	0.0003	(0.0006)	(0.0002)	0.0002	0.0001
Total From Investment Operations	0.0280	0.0420	0.0030	0.0004	0.0143	0.0239
Less Distributions:
Distributions from net investment income	(0.0275)	(0.0416)	(0.0036)	(0.0006)	(0.0141)	(0.0238)
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0275)	(0.0416)	(0.0036)	(0.0006)	(0.0141)	(0.0238)
Net Asset Value, End of Period	$1.0001	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998
Total Return[3]	2.83%	4.29%	0.30%	0.04%	1.44%	2.42%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	5.46%[5]	4.18%	0.37%	0.07%	1.20%	2.39%
Expense waiver/reimbursement[6]	0.14%[5]	0.17%	0.18%	0.17%	0.21%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,124,164	$1,126,442	$1,085,231	$1,033,664	$1,353,697	$66,410

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Income From Investment Operations:
Net investment income[1]	0.0270	0.0408	0.0031	0.0002	0.0131	0.0228
Net realized and unrealized gain (loss)	0.0005	0.0003	(0.0006)	(0.0002)	0.0002	0.0001
Total From Investment Operations	0.0275	0.0411	0.0025	0.0000[2]	0.0133	0.0229
Less Distributions:
Distributions from net investment income	(0.0270)	(0.0407)	(0.0031)	(0.0002)	(0.0131)	(0.0228)
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0270)	(0.0407)	(0.0031)	(0.0002)	(0.0131)	(0.0228)
Net Asset Value, End of Period	$1.0001	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998
Total Return[3]	2.78%	4.19%	0.26%	0.00%[4]	1.33%	2.32%
Ratios to Average Net Assets:
Net expenses[5]	0.25%[6]	0.25%	0.19%	0.20%	0.25%	0.25%
Net investment income	5.36%[6]	4.08%	0.31%	0.02%	1.31%	2.28%
Expense waiver/reimbursement[7]	0.14%[6]	0.17%	0.24%	0.23%	0.28%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$191	$186	$179	$178	$181	$178

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Income From Investment Operations:
Net investment income[1]	0.0262	0.0392	0.0026	0.0001	0.0122	0.0218
Net realized and unrealized gain (loss)	0.0006	0.0003	(0.0006)	(0.0002)	0.0001	0.0001
Total From Investment Operations	0.0268	0.0395	0.0020	(0.0001)	0.0123	0.0219
Less Distributions:
Distributions from net investment income	(0.0262)	(0.0391)	(0.0026)	(0.0001)	(0.0121)	(0.0218)
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0262)	(0.0391)	(0.0026)	(0.0001)	(0.0121)	(0.0218)
Net Asset Value, End of Period	$1.0002	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998
Total Return[3]	2.71%	4.03%	0.20%	(0.01)%	1.23%	2.21%
Ratios to Average Net Assets:
Net expenses[4]	0.40%[5]	0.40%	0.24%	0.20%	0.35%	0.35%
Net investment income	5.21%[5]	3.92%	0.24%	0.01%	1.21%	2.18%
Expense waiver/reimbursement[6]	0.14%[5]	0.17%	0.33%	0.37%	0.29%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,673	$4,443	$4,550	$4,781	$4,918	$5,216

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$411,415,000
Investment in securities	717,677,606
Investment in securities, at value (identified cost $1,128,585,361)	1,129,092,606
Income receivable	5,230,969
Receivable for shares sold	51,002
Total Assets	1,134,374,577
Liabilities:
Payable for shares redeemed	289,227
Payable to bank	15,488
Income distribution payable	4,952,588
Payable for investment adviser fee (Note 5)	947
Payable for administrative fee (Note 5)	2,397
Payable for Directors’/Trustees’ fees (Note 5)	1,056
Payable for other service fees (Notes 2 and 5)	284
Accrued expenses (Note 5)	83,695
Total Liabilities	5,345,682
Net assets for 1,128,877,108 shares outstanding	$1,129,028,895
Net Assets Consist of:
Paid-in capital	$1,128,521,504
Total distributable earnings (loss)	507,391
Total Net Assets	$1,129,028,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,124,164,125 ÷ 1,124,013,148 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:
$191,329 ÷ 191,304 shares outstanding, no par value, unlimited shares authorized	$1.0001
Eagle Shares:
$4,673,441 ÷ 4,672,656 shares outstanding, no par value, unlimited shares authorized	$1.0002
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$32,515,613
Expenses:
Investment adviser fee (Note 5)	962,295
Administrative fee (Note 5)	450,868
Custodian fees	24,992
Transfer agent fees	12,745
Directors’/Trustees’ fees (Note 5)	2,994
Auditing fees	11,764
Legal fees	5,282
Portfolio accounting fees	103,351
Other service fees (Notes 2 and 5)	5,620
Share registration costs	66,634
Printing and postage	10,398
Miscellaneous (Note 5)	27,349
TOTAL EXPENSES	1,684,292
Waiver:
Waiver of investment adviser fee (Note 5)	(782,154)
Net expenses	902,138
Net investment income	31,613,475
Net change in unrealized depreciation of investments	619,274
Change in net assets resulting from operations	$32,232,749
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,613,475	$46,028,575
Net realized gain (loss)	—	803
Net change in unrealized appreciation/depreciation	619,274	475,661
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,232,749	46,505,039
Distributions to Shareholders:
Institutional Shares	(31,493,745)	(45,854,090)
Service Shares[1]	(262)	(4,436)
Capital Shares	(5,080)	(7,406)
Eagle Shares	(114,947)	(168,043)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,614,034)	(46,033,975)
Share Transactions:
Proceeds from sale of shares	382,776,936	483,903,208
Net asset value of shares issued to shareholders in payment of distributions declared	2,503,983	2,789,519
Cost of shares redeemed	(387,962,115)	(446,452,358)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,681,196)	40,240,369
Change in net assets	(2,062,481)	40,711,433
Net Assets:
Beginning of period	1,131,091,376	1,090,379,943
End of period	$1,129,028,895	$1,131,091,376

1	On October 27, 2023, Service Shares were converted to Eagle Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
At the close of business on October 27, 2023, Service Shares were converted into the Fund’s existing Eagle Shares pursuant to a Plan of Conversion approved by the Trustees. The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value
Semi-Annual Shareholder Report
14

a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Semi-Annual Shareholder Report
15

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $782,154 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Eagle Shares at the close of business on October 27, 2023, the Service Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$12
Capital Shares	95
Eagle Shares	5,513
TOTAL	$5,620
For the six months ended January 31, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report
17

liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	382,387,006	$382,330,114	480,219,173	$479,967,618
Shares issued to shareholders in payment of distributions declared	2,387,257	2,386,949	2,618,341	2,617,076
Shares redeemed	(387,645,522)	(387,611,288)	(442,067,101)	(441,842,879)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,871,259)	$(2,894,225)	40,770,413	$40,741,815
Semi-Annual Shareholder Report
18

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,021,333	$3,019,046
Shares issued to shareholders in payment of distributions declared	177	177	783	782
Conversion of Service Shares to Eagle Shares[1]	(20,542)	(20,538)	—	—
Shares redeemed	—	—	(3,422,296)	(3,419,689)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(20,365)	$(20,361)	(400,180)	$(399,861)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	5,077	5,077	7,406	7,402
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,077	$5,077	7,406	$7,402
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	446,744	$446,822	917,020	$916,544
Shares issued to shareholders in payment of distributions declared	111,787	111,780	164,337	164,259
Conversion of Service Shares to Eagle Shares[1]	20,542	20,538	—	—
Shares redeemed	(350,897)	(350,827)	(1,190,497)	(1,189,790)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	228,176	$228,313	(109,140)	$(108,987)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,658,371)	$(2,681,196)	40,268,499	$40,240,369

1
On October 27, 2023, Service Shares were converted to Eagle Shares. Within the Statement of
Changes in Net Assets, the conversion from Service Shares is within the Cost of shares redeemed and the conversion to Eagle Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $1,128,585,361. The net unrealized appreciation of investments for federal tax purposes was $507,245. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $510,244 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,999.
Semi-Annual Shareholder Report
19

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $782,154 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $5,411 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus.
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While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. SUBSEQUENT EVENT
On February 15, 2024, the Trustees approved a Plan of Liquidation for the Fund pursuant to which the Fund is anticipated to be liquidated in the third quarter of 2024.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,028.30	$0.76
Capital Shares	$1,000	$1,027.80	$1.27
Eagle Shares	$1,000	$1,027.10	$2.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.38	$0.76
Capital Shares	$1,000	$1,023.88	$1.27
Eagle Shares	$1,000	$1,023.13	$2.03

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Capital Shares	0.25%
Eagle Shares	0.40%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Money Market Management (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
36

Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919759
CUSIP 60934N211
8080103 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	33.1%
Variable Rate Instruments	20.5%
Commercial Paper	14.5%
U.S. Treasury Securities	0.9%
Other Repurchase Agreements and Repurchase Agreements	25.3%
Cash Equivalent[2]	2.2%
Other Assets and Liabilities—Net[3]	3.5%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	64.7%
8-30 Days	9.1%
31-90 Days	11.8%
91-180 Days	5.1%
181 Days or more	5.8%
Other Assets and Liabilities—Net[3]	3.5%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 25.3% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT— 23.2%
		Finance - Banking— 23.2%
$1,361,000,000		Bank of America N.A., 5.180% - 6.000%, 5/28/2024 - 1/24/2025	$ 1,361,000,000
217,500,000		Bank of America N.A., 5.440% - 6.000%, 2/7/2024 - 9/23/2024	217,500,000
67,500,000		Bank of Montreal, 5.820%, 5/28/2024	67,500,000
304,000,000		Bank of Nova Scotia, Toronto, 6.000%, 10/3/2024 - 10/18/2024	304,000,000
111,000,000		BMO Bank N.A., 6.000%, 9/9/2024	111,000,000
849,500,000		Canadian Imperial Bank of Commerce, 5.250% - 6.000%, 2/5/2024 - 10/17/2024	849,500,000
1,235,000,000		Citibank N.A., New York, 5.740% - 6.010%, 7/22/2024 - 9/18/2024	1,235,000,000
2,530,000,000		Credit Agricole Corporate and Investment Bank, 5.320% - 5.690%, 2/1/2024 - 2/7/2024	2,530,000,000
545,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.710% - 5.800%, 4/24/2024 - 5/17/2024	545,000,000
2,520,000,000		Mizuho Bank Ltd., 5.430% - 5.750%, 2/2/2024 - 4/17/2024	2,520,000,000
1,907,500,000		MUFG Bank Ltd., 5.500% - 5.750%, 2/14/2024 - 3/28/2024	1,907,500,000
2,713,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.450% - 5.700%, 2/5/2024 - 4/18/2024	2,713,500,000
575,000,000		Svenska Handelsbanken, Stockholm, 5.800%, 4/4/2024 - 4/17/2024	575,000,000
1,039,000,000		Toronto Dominion Bank 5.440% - 6.050%, 2/13/2024 - 10/17/2024	1,039,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $15,975,500,000)	15,975,500,000
	[1]	NOTES - VARIABLE— 20.5%
		Aerospace/Auto— 0.6%
434,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. S.A.), 5.810% (SOFR +0.500%), 2/1/2024	434,000,000
		Finance - Banking— 17.5%
145,000,000		Australia & New Zealand Banking Group, Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	145,000,000
275,000,000		Bank of America N.A., 5.660% (SOFR +0.350%), 2/1/2024	275,000,000
250,000,000		Bank of America N.A., 5.840% (SOFR +0.530%), 2/1/2024	250,000,000
200,000,000		Bank of America N.A., 5.930% (SOFR +0.620%), 2/1/2024	200,000,000
250,000,000		Bank of America N.A., 5.930% (SOFR +0.620%), 2/1/2024	250,000,000
175,000,000		Bank of Montreal, 5.560% (SOFR +0.250%), 2/1/2024	175,000,000
425,000,000		Bank of Montreal, 5.690% (SOFR +0.380%), 2/1/2024	425,000,000
250,000,000		Bank of Montreal, 5.780% (SOFR +0.470%), 2/1/2024	250,000,000
515,000,000		Bank of Montreal, 5.820% (SOFR +0.510%), 2/1/2024	515,000,000
165,000,000		Bank of Montreal, 5.910% (SOFR +0.600%), 2/1/2024	165,000,000
52,500,000		Bank of Montreal, 5.990% (SOFR +0.680%), 2/1/2024	52,500,000
75,000,000		Bank of Nova Scotia, Toronto, 5.620% (SOFR +0.310%), 2/1/2024	75,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 175,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	$ 175,000,000
218,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	218,000,000
90,000,000		Bank of Nova Scotia, Toronto, 5.720% (SOFR +0.410%), 2/1/2024	89,999,997
250,000,000		Bank of Nova Scotia, Toronto, 5.820% (SOFR +0.510%), 2/1/2024	250,000,000
147,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.650%), 2/1/2024	147,000,000
197,000,000	[2]	Bank of Nova Scotia, Toronto, 5.970% (SOFR +0.660%), 2/1/2024	197,000,000
200,000,000		Canadian Imperial Bank of Commerce, 5.820% (SOFR +0.510%), 2/1/2024	200,000,000
317,500,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	317,500,000
121,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	121,000,000
265,000,000		Citibank N.A., New York, 5.690% (SOFR +0.380%), 2/1/2024	265,000,000
300,000,000		Citibank N.A., New York, 5.910% (SOFR +0.600%), 2/1/2024	300,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	100,000,000
75,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.730% (SOFR +0.420%), 2/1/2024	75,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.850% (SOFR +0.540%), 2/1/2024	50,000,000
75,000,000		Collateralized Commercial Paper V Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	75,000,000
60,000,000		Collateralized Commercial Paper V Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	60,000,000
50,000,000		Collateralized Commercial Paper V Co., LLC, (J.P. Morgan Securities LLC COL), 5.860% (SOFR +0.550%), 2/1/2024	50,000,000
184,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	184,000,000
364,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	364,000,000
215,000,000		J.P. Morgan Securities LLC, 5.960% (SOFR +0.650%), 2/1/2024	215,000,000
250,000,000		J.P. Morgan Securities LLC, 5.970% (SOFR +0.660%), 2/1/2024	250,000,000
177,500,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	177,500,000
175,000,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	175,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 5.760% (SOFR +0.450%), 2/1/2024	150,000,000
200,000,000		National Australia Bank Ltd., Melbourne, 5.760% (SOFR +0.450%), 2/1/2024	200,000,000
275,000,000		National Australia Bank Ltd., Melbourne, 5.790% (SOFR +0.480%), 2/1/2024	275,000,000
220,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	220,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 225,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	$ 225,000,000
500,000,000		National Bank of Canada, Montreal, 5.680% (SOFR +0.370%), 2/1/2024	500,000,000
500,000,000		National Bank of Canada, Montreal, 5.680% (SOFR +0.370%), 2/1/2024	500,000,000
100,000,000		National Bank of Canada, Montreal, 5.680% (SOFR +0.370%), 2/1/2024	100,000,000
58,500,000		Nordea Bank Abp, 5.460% (SOFR +0.150%), 2/1/2024	58,500,000
19,670,000		Osprey Properties Ltd. Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 5.530%, 2/1/2024	29,435,000
105,000,000	[2]	Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.280%), 2/1/2024	105,000,000
175,000,000		Royal Bank of Canada, New York Branch, 5.910% (SOFR +0.600%), 2/1/2024	175,000,000
300,000,000		State Street Bank and Trust Co., 5.480% (SOFR +0.170%), 2/1/2024	300,000,000
100,000,000		State Street Bank and Trust Co., 5.490% (SOFR +0.180%), 2/1/2024	100,000,000
500,000,000		Toronto Dominion Bank, 5.690% (SOFR +0.380%), 2/1/2024	500,000,000
172,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 2/1/2024	172,000,000
250,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	250,000,000
255,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	255,000,000
210,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	210,000,000
200,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	200,000,000
155,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	155,000,000
255,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	255,000,000
115,000,000		Wells Fargo Bank, N.A., 5.960% (SOFR +0.650%), 2/1/2024	115,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 5.760% (SOFR +0.450%), 2/1/2024	150,000,000
		TOTAL	12,053,104,997
		Finance - Retail— 1.4%
150,000,000		Chariot Funding LLC, 5.660% (SOFR +0.350%), 2/1/2024	150,000,000
82,500,000		Old Line Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	82,500,000
91,500,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 2/1/2024	91,500,000
15,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	15,000,000
93,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	93,500,000
70,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	70,000,000
100,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	100,000,000
38,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	38,000,000
75,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	75,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Retail— continued
$ 32,500,000		Thunder Bay Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	$ 32,500,000
50,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	50,000,000
75,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	75,000,000
73,500,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	73,500,000
		TOTAL	946,500,000
		Government Agency— 1.0%
23,100,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	23,100,000
13,965,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	13,965,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,925,000
7,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	7,550,000
29,000,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	29,000,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	10,545,000
10,100,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	10,100,000
8,010,000		Chad J. Himmel Irrevocable Trust No.1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	8,010,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	5,415,000
9,100,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	9,100,000
4,820,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (FHLB of Indianapolis LOC), 5.450%, 2/1/2024	4,820,000
5,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	5,000,000
10,100,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	10,100,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	6,130,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	11,100,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	$ 13,645,000
27,050,000		J.R. Adventures Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	27,050,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	5,985,000
4,300,000		LEO Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	4,300,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	30,200,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	5,875,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	13,790,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	35,960,000
5,760,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 5.450%, 2/1/2024	5,760,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	21,000,000
24,300,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	24,300,000
4,815,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 5.450%, 2/1/2024	4,815,000
37,930,000		RBS Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	37,930,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	7,020,000
28,150,000		Rohnert Park 668, LP (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	28,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 5.450%, 2/1/2024	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,860,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	$ 8,825,000
11,110,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	11,110,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	23,765,000
13,385,000		The Jerry L. Hodge and Francis M. Hodge 2018 Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	13,385,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/7/2024	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/7/2024	20,945,000
16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	16,400,000
		TOTAL	640,490,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $14,074,094,997)	14,074,094,997
	[3]	COMMERCIAL PAPER— 14.5%
		Finance - Banking— 8.8%
70,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(HSBC Bank PLC COL), 5.690% (Overnight Banking Fund Rate +0.380%), 5/14/2024	70,000,000
251,500,000		Anglesea Funding LLC, 5.347% - 5.681%, 2/1/2024 - 2/8/2024	251,348,822
200,000,000		ASB Bank Ltd., 5.366%, 2/26/2024	199,258,333
235,500,000		Australia & New Zealand Banking Group, Melbourne, 5.802% - 5.935%, 5/1/2024 - 8/16/2024	229,473,244
248,000,000		Bank of Montreal, 5.980%, 8/1/2024	248,000,000
235,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	229,493,167
775,000,000		BPCE S.A., 5.602%, 3/12/2024	770,250,972
612,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	600,228,207
137,500,000		Citigroup Global Markets, Inc., 5.902%, 5/1/2024	135,540,625
376,500,000		DNB Bank ASA, 5.803%, 4/18/2024	371,962,181
60,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.333%, 2/29/2024	59,752,200
70,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 5.335%, 2/2/2024	69,989,636
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 175,000,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.310%, 2/1/2024	$ 175,000,000
1,300,000,000		Nationwide Building Society, 5.324% - 5.326%, 2/8/2024 - 2/12/2024	1,298,065,639
120,000,000		Nordea Bank Abp, 5.796%, 4/19/2024	118,537,500
77,500,000		Podium Funding Trust, 5.614% - 5.731%, 5/17/2024 - 6/10/2024	76,099,629
385,000,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	369,599,297
689,500,000		Toronto Dominion Bank, 5.801% - 6.004%, 5/16/2024 - 8/23/2024	672,240,213
100,000,000		Victory Receivables Corp., (MUFG Bank, Ltd., LIQ), 5.703%, 2/20/2024	99,703,917
		TOTAL	6,044,543,582
		Finance - Commercial— 0.1%
82,000,000		Atlantic Asset Securitization, LLC, 5.471% - 5.472%, 2/20/2024 - 2/21/2024	81,760,616
		Finance - Retail— 1.5%
975,000,000		Chariot Funding LLC, 5.426% - 5.506%, 2/6/2024 - 4/25/2024	967,832,786
37,500,000		Fairway Finance Co., LLC, 5.810%, 4/17/2024	37,053,500
		TOTAL	1,004,886,286
		Pharmaceuticals and Health Care— 0.9%
625,000,000		Eli Lilly & Co., 5.322% - 5.342%, 2/15/2024 - 2/20/2024	623,579,388
		Sovereign— 3.2%
1,175,000,000		BNG Bank N.V., 5.337%, 2/7/2024 - 2/13/2024	1,173,485,278
400,000,000		Caisse des Depots et Consignations (CDC), 5.347% - 5.348%, 2/28/2024 - 2/29/2024	398,372,917
165,000,000		Erste Abwicklungsanstalt, 5.359% - 5.363%, 2/15/2024 - 2/20/2024	164,620,622
492,500,000		NRW.Bank, 5.657%, 2/12/2024	491,664,802
		TOTAL	2,228,143,619
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,982,913,479)	9,982,913,491
		TIME DEPOSITS— 9.9%
		Finance - Banking— 9.9%
3,403,000,000		ABN Amro Bank N.V., 5.310% - 5.330%, 2/1/2024 - 2/7/2024	3,403,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 2/1/2024	400,000,000
2,600,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 2/1/2024 - 2/7/2024	2,600,000,000
425,000,000		Mizuho Bank, Ltd., 5.330%, 2/1/2024	425,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $6,828,000,000)	6,828,000,000
		U.S. TREASURY— 0.9%
		U.S. Treasury Bills— 0.9%
51,000,000	[4]	United States Treasury Bill, 5.285%, 2/29/2024	50,790,362
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		U.S. TREASURY— continued
		U.S. Treasury Bills— continued
$ 600,000,000	[4]	United States Treasury Bill, 5.290%, 2/6/2024	$ 599,559,167
		TOTAL U.S. TREASURY (IDENTIFIED COST $650,349,528)	650,349,529
		OTHER REPURCHASE AGREEMENTS— 11.5%
		Finance - Banking— 11.5%
515,000,000		BMO Capital Markets Corp,. 5.41%, dated 1/31/2024, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,082,653 on 2/1/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, sovereign debt and U.S. Government Agency securities with a market value of $561,084,532 have been received as collateral and held with BNY Mellon as tri-party agent.	515,000,000
35,000,000		BMO Capital Markets Corp,. 5.46%, dated 1/31/2024, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,005,308 on 2/1/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes, sovereign debt and U.S. Government Agency securities with a market value of $35,705,667 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
100,000,000		BNP Paribas S.A., 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which asset-backed securities and corporate bonds with a market value of $153,023,237 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
876,000,000		BNP Paribas S.A., 5.39%, dated 1/31/2024, interest in a $1,275,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,275,190,896 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $1,300,694,714 have been received as collateral and held with BNY Mellon as tri-party agent.	876,000,000
150,000,000		Citigroup Global Markets, Inc., 5.46%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,075,833 on 2/1/2024, in which American depositary receipts, common stocks, convertible bond, exchange-traded funds, mutual funds, treasury bills, treasury bonds and treasury notes with a market value of $510,078,106 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
235,000,000		Citigroup Global Markets, Inc., 5.50%, dated 11/7/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,320,833 on 2/8/2024, in which American depositary receipts, common stocks, treasury bonds and treasury notes with a market value of $307,401,971 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000
Citigroup Global Markets, Inc., 5.50%, dated 12/1/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,267,361 on 2/8/2024, in which American depositary receipts, treasury bonds and treasury notes with a market value of $256,168,540 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 250,000,000
750,000,000	Citigroup Global Markets, Inc., 5.72%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $754,170,833 on 3/7/2024, in which American depositary receipts, exchange-traded funds, treasury bonds and treasury notes with a market value of $767,550,127 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
200,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $306,045,645 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	Credit Agricole S.A., 5.37%, dated 10/20/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $255,038,038 have been received as collateral and held with BNY Mellon as tri-party agent	250,000,000
100,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,104,417 on 2/8/2024, in which collateralized mortgage obligations with a market value of $102,031,037 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $255,038,038 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
25,000,000	HSBC Securities (USA), Inc., 5.41%, dated 1/31/2024, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,003,757 on 2/1/2024, in which asset-backed securities with a market value of $25,500,001 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 265,000,000
HSBC Securities (USA), Inc., 5.41%, dated 1/31/2024, interest in a
$365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,054,851 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $372,300,773 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 265,000,000
275,000,000	ING Financial Markets LLC, 5.39%, dated 1/31/2024, interest in a $275,000,000 collateralized loan agreement will repurchase securities provided as collateral for $275,041,174 on 2/1/2024, in which common stocks and exchange-traded funds with a market value of $280,542,023 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
740,000,000	J.P. Morgan Securities LLC, 5.54%, dated 1/18/2024, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,005,386,111 on 2/22/2024, in which corporate bonds and medium-term notes with a market value of $1,020,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	740,000,000
65,000,000	Mizuho Securities USA, Inc., 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which convertible bond with a market value of $153,023,355 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
195,000,000	Mizuho Securities USA, Inc., 5.91%, dated 2/9/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $202,002,833 on 3/12/2024, in which convertible bond with a market value of $204,703,290 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
200,000,000	Mizuho Securities USA, Inc., 5.91%, dated 1/31/2024, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,569 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bond with a market value of $255,038,321 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
351,000,000	Mitsubishi UFG Securities Americas Inc., 5.46%, dated 1/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,667 on 2/1/2024, in which asset-backed securities, common stocks, convertible bond, exchange-traded funds and mutual fund with a market value of $408,061,880 have been received as collateral and held with BNY Mellon as tri-party agent.	351,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000
Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 2/8/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bond, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,210,617 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
50,000,000	Standard Chartered Bank, 5.38%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 2/1/2024, in which U.S. Government Agency securities, treasury bond and treasury note with a market value of $153,022,896 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Standard Chartered Bank, 5.43%, dated 1/26/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,105,583 on 2/2/2024, in which U.S. Government Agency securities, treasury bills, treasury bonds and treasury notes with a market value of $102,092,336 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
400,000,000	TD Securities (USA), LLC, 5.39%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,861 on 2/1/2024, in which corporate bonds, medium-term notes and municipal bonds with a market value of $510,077,188 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
150,000,000	Wells Fargo Securities LLC, 5.84%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,190,000 on 4/8/2024, in which treasury bills with a market value of $153,570,941 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 5.95%, dated 12/12/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,132,083 on 3/7/2024, in which convertible bonds with a market value of $154,289,959 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Wells Fargo Securities LLC, 5.82%, dated 5/30/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $202,910,000 on 4/25/2024, in which treasury notes with a market value of $204,197,915 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 220,000,000
Wells Fargo Securities LLC, 5.81%, dated 1/9/2023, interest in a
$220,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $223,195,500 on 5/1/2024, in which corporate bonds, convertible bonds and sovereign debt
securities with a market value of $225,498,761 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 220,000,000
500,000,000	Wells Fargo Securities LLC, 5.73%, dated 8/14/2023, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $507,162,500 on 4/2/2024, in which asset-backed securities, corporate bonds, commercial paper, certificates of deposit, medium-term notes, municipal bonds and sovereign debt securities with a market value of $512,354,163 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
140,000,000	Wells Fargo Securities LLC, 5.73%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $142,005,500 on 4/2/2024, in which American depositary receipts, exchange-traded funds, mutual funds, sovereign debt securities and unit investment trust with a market value of $143,460,152 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $7,887,000,000)	7,887,000,000
	REPURCHASE AGREEMENTS— 13.8%
	Finance - Banking— 13.8%
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/20/2073 and the market value of those underlying securities was $2,047,391,893.	500,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,500,369,444 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2053 and the market value of those underlying securities was $2,550,376,843.	500,000,000
500,000,000	Interest in $1,150,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,169,944 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/16/2064 and the market value of those underlying securities was $1,173,241,613.	500,000,000
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$3,500,000,000
Repurchase agreement 5.30%, dated 1/31/2024 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $3,500,515,278 on 2/1/2024. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $3,500,515,278.
		$ 3,500,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,295,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $2,040,000,000.	500,000,000
500,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,000,737,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.	500,000,000
500,000,000	Interest in $1,550,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,550,229,056 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/16/2062 and the market value of those underlying securities was $1,585,489,519.	500,000,000
1,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Morgan Stanley & Co. LLC will repurchase securities provided as collateral for $5,000,738,889 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2061 and the market value of those underlying securities was $5,100,000,000.	1,000,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,184,722 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,287,690,264.	500,000,000
500,000,000	Interest in $1,300,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,300,192,111 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2032 and the market value of those underlying securities was $1,326,195,987.	500,000,000
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 477,480,000
Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on
2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2051 and the market value of those underlying securities was $3,063,264,328.
		$ 477,480,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $3,060,451,433.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $9,477,480,000)	9,477,480,000
	INVESTMENT COMPANIES— 2.2%
1,000,005,702	Federated Hermes Institutional Money Market Management, Institutional Shares, 5.45%[5]	999,704,002
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[5]	500,320,089
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,500,024,091)	1,500,024,091
	TOTAL INVESTMENT IN SECURITIES—96.5% (AT AMORTIZED COST)[6]	66,375,362,108
	OTHER ASSETS AND LIABILITIES - NET—3.5%[7]	2,385,245,848
	TOTAL NET ASSETS—100%	$68,760,607,956
Semi-Annual Shareholder Report
15

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$17,994,600	$—	$17,994,600
Proceeds from Sales	$(18,005,400)	$—	$(18,005,400)
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$1,801	$—	$1,801
Value as of 1/31/2024	$999,704,002	$500,320,089	$1,500,024,091
Shares Held as of 1/31/2024	1,000,005,702	500,317,389	1,500,323,091
Dividend Income	$27,462,838	$13,693,789	$41,156,627

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $302,000,000, which represented 0.4% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Discount rate at time of purchase.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
16

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$15,975,500,000	$—	$15,975,500,000
Notes - Variable	—	14,074,094,997	—	14,074,094,997
Commercial Paper	—	9,982,913,491	—	9,982,913,491
Time Deposits	—	6,828,000,000	—	6,828,000,000
U.S. Treasury	—	650,349,529	—	650,349,529
Other Repurchase Agreements	—	7,887,000,000	—	7,887,000,000
Repurchase Agreements	—	9,477,480,000	—	9,477,480,000
Investment Company	1,500,024,091	—	—	1,500,024,091
TOTAL SECURITIES	$1,500,024,091	$64,875,338,017	$—	$66,375,362,108

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.038	0.002	0.000[2]	0.010	0.020
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.026	0.038	0.002	0.000[2]	0.010	0.020
Less Distributions:
Distributions from net investment income	(0.026)	(0.038)	(0.002)	(0.000)[2]	(0.010)	(0.020)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.026)	(0.038)	(0.002)	(0.000)[2]	(0.010)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.61%	3.89%	0.20%	0.01%	1.01%	2.03%
Ratios to Average Net Assets:
Net expenses[4]	0.49%[5]	0.51%	0.32%	0.23%	0.53%	0.54%
Net investment income	5.14%[5]	3.70%	0.18%	0.01%	1.01%	2.06%
Expense waiver/reimbursement[6]	0.05%[5]	0.09%	0.33%	0.41%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$738,403	$536,771	$711,893	$1,034,830	$1,603,414	$1,678,950

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.032	0.001	0.000[2]	0.006	0.014
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.023	0.032	0.001	0.000[2]	0.006	0.014
Less Distributions:
Distributions from net investment income	(0.023)	(0.032)	(0.001)	(0.000)[2]	(0.006)	(0.014)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.032)	(0.001)	(0.000)[2]	(0.006)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.29%	3.24%	0.08%	0.01%	0.56%	1.42%
Ratios to Average Net Assets:
Net expenses[4]	1.11%[5]	1.13%	0.45%	0.23%	0.97%	1.13%
Net investment income	4.51%[5]	3.23%	0.09%	0.01%	0.54%	1.42%
Expense waiver/reimbursement[6]	0.10%[5]	0.14%	0.82%	1.09%	0.32%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,024	$48,737	$41,244	$38,762	$48,615	$44,257

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.027	0.041	0.003	0.000[2]	0.013	0.023
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.027	0.041	0.003	0.000[2]	0.013	0.023
Less Distributions:
Distributions from net investment income	(0.027)	(0.041)	(0.003)	(0.000)[2]	(0.013)	(0.023)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.027)	(0.041)	(0.003)	(0.000)[2]	(0.013)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.75%	4.20%	0.33%	0.04%	1.33%	2.36%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	5.42%[5]	4.42%	0.36%	0.04%	1.33%	2.36%
Expense waiver/ reimbursement[6]	0.05%[5]	0.09%	0.12%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,082,577	$44,262,167	$13,928,308	$11,788,470	$18,814,127	$16,862,096

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,				Period Ended 7/31/2019[1]
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.027	0.041	0.003	0.000[3]	0.013	0.013
Net realized gain (loss)	0.000[3]	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]	—
Total From Investment Operations	0.027	0.041	0.003	0.000[3]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.027)	(0.041)	(0.003)	(0.000)[3]	(0.013)	(0.013)
Distributions from net realized gains	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
Total Distributions	(0.027)	(0.041)	(0.003)	(0.000)[3]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.75%	4.20%	0.33%	0.04%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[5]	0.20%[6]	0.20%	0.19%	0.20%	0.20%	0.20%[6]
Net investment income	5.42%[6]	4.42%	0.75%	0.04%	1.32%	2.39%[6]
Expense waiver/reimbursement[7]	0.05%[6]	0.09%	0.10%	0.10%	0.10%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,149,516	$3,288,901	$1,026,476	$187,921	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.039	0.002	0.000[2]	0.011	0.021
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.026	0.039	0.002	0.000[2]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.011)	(0.021)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.63%	3.94%	0.24%	0.01%	1.09%	2.10%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%	0.28%	0.23%	0.45%	0.45%
Net investment income	5.17%[5]	4.07%	0.23%	0.01%	1.06%	2.09%
Expense waiver/reimbursement[6]	0.05%[5]	0.09%	0.28%	0.32%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,689,303	$2,868,424	$1,479,712	$1,711,361	$3,016,273	$2,757,262

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.034	0.001	0.000[2]	0.007	0.016
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.024	0.034	0.001	0.000[2]	0.007	0.016
Less Distributions:
Distributions from net investment income	(0.024)	(0.034)	(0.001)	(0.000)[2]	(0.007)	(0.016)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.034)	(0.001)	(0.000)[2]	(0.007)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.40%	3.48%	0.12%	0.01%	0.72%	1.65%
Ratios to Average Net Assets:
Net expenses[4]	0.90%[5]	0.90%	0.40%	0.22%	0.81%	0.90%
Net investment income	4.72%[5]	3.35%	0.12%	0.01%	0.71%	1.64%
Expense waiver/reimbursement[6]	0.05%[5]	0.09%	0.60%	0.78%	0.19%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,160,958	$1,061,640	$1,301,550	$1,275,933	$1,125,251	$1,043,702

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.033	0.001	0.000[2]	0.006	0.015
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.023	0.033	0.001	0.000[2]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.023)	(0.033)	(0.001)	(0.000)[2]	(0.006)	(0.015)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.033)	(0.001)	(0.000)[2]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.33%	3.34%	0.09%	0.01%	0.62%	1.51%
Ratios to Average Net Assets:
Net expenses[4]	1.04%[5]	1.04%	0.42%	0.22%	0.92%	1.03%
Net investment income	4.58%[5]	3.45%	0.10%	0.01%	0.63%	1.49%
Expense waiver/reimbursement[6]	0.15%[5]	0.19%	0.84%	1.03%	0.34%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,776	$72,195	$42,283	$42,076	$33,265	$32,789

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.027	0.040	0.003	0.000[2]	0.012	0.022
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.027	0.040	0.003	0.000[2]	0.012	0.022
Less Distributions:
Distributions from net investment income	(0.027)	(0.040)	(0.003)	(0.000)[2]	(0.012)	(0.022)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.027)	(0.040)	(0.003)	(0.000)[2]	(0.012)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.70%	4.10%	0.29%	0.01%	1.23%	2.26%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.23%	0.23%	0.30%	0.30%
Net investment income	5.32%[5]	4.20%	0.27%	0.01%	1.20%	2.25%
Expense waiver/reimbursement[6]	0.05%[5]	0.09%	0.18%	0.18%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$706,179	$600,915	$310,975	$329,279	$548,708	$670,114

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.036	0.002	0.000[2]	0.009	0.018
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.036	0.002	0.000[2]	0.009	0.018
Less Distributions:
Distributions from net investment income	(0.025)	(0.036)	(0.002)	(0.000)[2]	(0.009)	(0.018)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.036)	(0.002)	(0.000)[2]	(0.009)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.51%	3.69%	0.17%	0.01%	0.87%	1.85%
Ratios to Average Net Assets:
Net expenses[4]	0.67%[5]	0.69%	0.33%	0.23%	0.66%	0.70%
Net investment income	4.95%[5]	3.97%	0.12%	0.01%	0.86%	1.90%
Expense waiver/reimbursement[6]	0.05%[5]	0.09%	0.47%	0.57%	0.14%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,872	$48,449	$18,172	$2,670,993	$3,667,951	$3,502,863

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$17,364,480,000
Investment in securities, including $1,500,024,091 of investment in affiliated holdings*	49,010,882,108
Investment in securities, at amortized cost and fair value	66,375,362,108
Cash	2,000,255,723
Income receivable	311,134,297
Income receivable from affiliated holdings	6,935,855
Receivable for shares sold	287,028,755
Total Assets	68,980,716,738
Liabilities:
Payable for investments purchased	8,100,000
Payable for shares redeemed	201,553,539
Income distribution payable	7,049,420
Payable for investment adviser fee (Note 5)	209,593
Payable for administrative fee (Note 5)	145,159
Payable for Directors’/Trustees’ fees (Note 5)	49,770
Payable for custodian fees	606,874
Payable for distribution services fee (Note 5)	420,382
Payable for other service fees (Notes 2 and 5)	1,416,517
Accrued expenses (Note 5)	557,528
Total Liabilities	220,108,782
Net assets for 68,764,180,899 shares outstanding	$68,760,607,956
Net Assets Consist of:
Paid-in capital	$68,764,172,083
Total distributable earnings (loss)	(3,564,127)
Total Net Assets	$68,760,607,956
Semi-Annual Shareholder Report
27

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$738,403,195 ÷ 738,441,518 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$50,024,000 ÷ 50,026,599 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$59,082,576,581 ÷ 59,085,645,815 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$3,149,516,356 ÷ 3,149,681,125 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,689,303,455 ÷ 3,689,495,195 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,160,958,290 ÷ 1,161,018,706 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$95,775,515 ÷ 95,780,503 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$706,178,672 ÷ 706,215,163 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$87,871,892 ÷ 87,876,275 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$1,688,603,624
Dividends received from affiliated holdings*	41,156,627
TOTAL INCOME	1,729,760,251
Expenses:
Investment adviser fee (Note 5)	50,046,608
Administrative fee (Note 5)	23,948,911
Custodian fees	867,242
Transfer agent fees (Note 2)	1,013,857
Directors’/Trustees’ fees (Note 5)	126,903
Auditing fees	13,070
Legal fees	5,282
Portfolio accounting fees	136,644
Distribution services fee (Note 5)	2,430,183
Other service fees (Notes 2 and 5)	6,959,561
Share registration costs	1,215,254
Printing and postage	340,533
Miscellaneous (Note 5)	102,799
TOTAL EXPENSES	87,206,847
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(15,256,015)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(54,190)
TOTAL WAIVERS AND REIMBURSEMENTS	(15,310,205)
Net expenses	71,896,642
Net investment income	1,657,863,609
Net realized gain on investments in affiliated holdings*	1,801
Change in net assets resulting from operations	$1,657,865,410

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,657,863,609	$1,590,053,947
Net realized gain (loss)	1,801	(3,561,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,657,865,410	1,586,492,471
Distributions to Shareholders:
Automated Shares	(16,344,223)	(24,227,826)
Class R Shares	(1,137,229)	(1,415,396)
Wealth Shares	(1,415,415,717)	(1,314,807,011)
Advisor Shares	(90,596,894)	(105,829,942)
Service Shares	(86,442,441)	(82,982,235)
Cash II Shares	(26,673,680)	(37,391,710)
Cash Series Shares	(1,903,704)	(1,786,237)
Capital Shares	(17,801,525)	(20,426,106)
Trust Shares	(1,548,877)	(1,355,868)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,657,864,290)	(1,590,222,331)
Share Transactions:
Proceeds from sale of shares	45,243,617,044	77,865,463,389
Net asset value of shares issued to shareholders in payment of distributions declared	1,609,420,269	1,518,646,831
Cost of shares redeemed	(30,880,628,605)	(45,452,793,697)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,972,408,708	33,931,316,523
Change in net assets	15,972,409,828	33,927,586,663
Net Assets:
Beginning of period	52,788,198,128	18,860,611,465
End of period	$68,760,607,956	$52,788,198,128
See Notes which are an integral part of the Financial Statements
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30

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $15,310,205 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$102,614	$—
Class R Shares	53,523	—
Wealth Shares	252,180	(26)
Advisor Shares	16,207	—
Service Shares	16,154	—
Cash II Shares	533,723	—
Cash Series Shares	35,915	(3)
Capital Shares	3,241	—
Trust Shares	300	—
TOTAL	$1,013,857	$(29)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $33,972 of other service fees for the six months ended January 31, 2024. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$795,512
Class R Shares	62,260
Service Shares	4,182,370
Cash II Shares	1,411,810
Cash Series Shares	103,873
Capital Shares	334,861
Trust Shares	68,875
TOTAL	$6,959,561
For the six months ended January 31, 2024, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
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resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	512,654,678	$512,654,678	877,004,828	$877,004,828
Shares issued to shareholders in payment of distributions declared	16,183,644	16,183,644	23,720,180	23,720,180
Shares redeemed	(327,203,741)	(327,203,741)	(1,075,804,759)	(1,075,804,759)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	201,634,581	$201,634,581	(175,079,751)	$(175,079,751)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,426,447	$6,426,447	34,129,153	$34,129,153
Shares issued to shareholders in payment of distributions declared	1,132,733	1,132,733	1,409,332	1,409,332
Shares redeemed	(6,273,103)	(6,273,103)	(28,042,086)	(28,042,086)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,286,077	$1,286,077	7,496,399	$7,496,399
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	38,941,839,136	$38,941,839,136	64,964,614,365	$64,964,614,365
Shares issued to shareholders in payment of distributions declared	1,371,507,174	1,371,507,174	1,250,686,292	1,250,686,292
Shares redeemed	(25,492,864,744)	(25,492,864,744)	(35,878,329,216)	(35,878,329,216)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	14,820,481,566	$14,820,481,566	30,336,971,441	$30,336,971,441
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	2,512,397,786	$2,512,397,786	6,152,436,887	$6,152,436,887
Shares issued to shareholders in payment of distributions declared	90,595,947	90,595,947	105,829,739	105,829,739
Shares redeemed	(2,742,435,542)	(2,742,435,542)	(3,995,611,046)	(3,995,611,046)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(139,441,809)	$(139,441,809)	2,262,655,580	$2,262,655,580
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,284,327,064	$2,284,327,064	4,235,413,542	$4,235,413,542
Shares issued to shareholders in payment of distributions declared	83,544,398	83,544,398	78,436,333	78,436,333
Shares redeemed	(1,546,994,207)	(1,546,994,207)	(2,924,931,444)	(2,924,931,444)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	820,877,255	$820,877,255	1,388,918,431	$1,388,918,431
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	372,002,661	$372,002,661	495,313,546	$495,313,546
Shares issued to shareholders in payment of distributions declared	26,310,621	26,310,621	36,553,414	36,553,414
Shares redeemed	(299,006,466)	(299,006,466)	(771,694,021)	(771,694,021)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	99,306,816	$99,306,816	(239,827,061)	$(239,827,061)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	71,761,814	$71,761,814	128,212,272	$128,212,272
Shares issued to shareholders in payment of distributions declared	1,878,143	1,878,143	1,736,731	1,736,731
Shares redeemed	(50,059,413)	(50,059,413)	(100,031,296)	(100,031,296)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	23,580,544	$23,580,544	29,917,707	$29,917,707
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	410,472,011	$410,472,011	873,403,036	$873,403,036
Shares issued to shareholders in payment of distributions declared	16,733,890	16,733,890	18,933,076	18,933,076
Shares redeemed	(321,946,629)	(321,946,629)	(602,352,249)	(602,352,249)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	105,259,272	$105,259,272	289,983,863	$289,983,863
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	131,735,447	$131,735,447	104,935,760	$104,935,760
Shares issued to shareholders in payment of distributions declared	1,533,719	1,533,719	1,341,734	1,341,734
Shares redeemed	(93,844,760)	(93,844,760)	(75,997,580)	(75,997,580)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	39,424,406	$39,424,406	30,279,914	$30,279,914
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,972,408,708	$15,972,408,708	33,931,316,523	$33,931,316,523
4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $3,561,476 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,561,476	$—	$3,561,476
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of
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the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $14,790,942 of its fee and voluntarily reimbursed $29 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $465,073.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$126,123	$(12,612)
Cash II Shares	1,976,534	—
Cash Series Shares	249,295	(41,549)
Trust Shares	78,231	—
TOTAL	$2,430,183	$(54,161)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $168,520 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $22,489 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon
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standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,026.10	$2.50
Class R Shares	$1,000	$1,022.90	$5.64
Wealth Shares	$1,000	$1,027.50	$1.02
Advisor Shares	$1,000	$1,027.50	$1.02
Service Shares	$1,000	$1,026.30	$2.29
Cash II Shares	$1,000	$1,024.00	$4.58
Cash Series Shares	$1,000	$1,023.30	$5.29
Capital Shares	$1,000	$1,027.00	$1.53
Trust Shares	$1,000	$1,025.10	$3.41
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.67	$2.49
Class R Shares	$1,000	$1,019.56	$5.63
Wealth Shares	$1,000	$1,024.13	$1.02
Advisor Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,022.87	$2.29
Cash II Shares	$1,000	$1,020.61	$4.57
Cash Series Shares	$1,000	$1,019.91	$5.28
Capital Shares	$1,000	$1,023.63	$1.53
Trust Shares	$1,000	$1,021.77	$3.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.49%
Class R Shares	1.11%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.04%
Capital Shares	0.30%
Trust Shares	0.67%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
55

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	33.1%
Variable Rate Instruments	20.5%
Commercial Paper	14.5%
U.S. Treasury Securities	0.9%
Other Repurchase Agreements and Repurchase Agreements	25.3%
Cash Equivalent[2]	2.2%
Other Assets and Liabilities—Net[3]	3.5%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	64.7%
8-30 Days	9.1%
31-90 Days	11.8%
91-180 Days	5.1%
181 Days or more	5.8%
Other Assets and Liabilities—Net[3]	3.5%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 25.3% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT— 23.2%
		Finance - Banking— 23.2%
$1,361,000,000		Bank of America N.A., 5.180% - 6.000%, 5/28/2024 - 1/24/2025	$ 1,361,000,000
217,500,000		Bank of America N.A., 5.440% - 6.000%, 2/7/2024 - 9/23/2024	217,500,000
67,500,000		Bank of Montreal, 5.820%, 5/28/2024	67,500,000
304,000,000		Bank of Nova Scotia, Toronto, 6.000%, 10/3/2024 - 10/18/2024	304,000,000
111,000,000		BMO Bank N.A., 6.000%, 9/9/2024	111,000,000
849,500,000		Canadian Imperial Bank of Commerce, 5.250% - 6.000%, 2/5/2024 - 10/17/2024	849,500,000
1,235,000,000		Citibank N.A., New York, 5.740% - 6.010%, 7/22/2024 - 9/18/2024	1,235,000,000
2,530,000,000		Credit Agricole Corporate and Investment Bank, 5.320% - 5.690%, 2/1/2024 - 2/7/2024	2,530,000,000
545,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.710% - 5.800%, 4/24/2024 - 5/17/2024	545,000,000
2,520,000,000		Mizuho Bank Ltd., 5.430% - 5.750%, 2/2/2024 - 4/17/2024	2,520,000,000
1,907,500,000		MUFG Bank Ltd., 5.500% - 5.750%, 2/14/2024 - 3/28/2024	1,907,500,000
2,713,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.450% - 5.700%, 2/5/2024 - 4/18/2024	2,713,500,000
575,000,000		Svenska Handelsbanken, Stockholm, 5.800%, 4/4/2024 - 4/17/2024	575,000,000
1,039,000,000		Toronto Dominion Bank 5.440% - 6.050%, 2/13/2024 - 10/17/2024	1,039,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $15,975,500,000)	15,975,500,000
	[1]	NOTES - VARIABLE— 20.5%
		Aerospace/Auto— 0.6%
434,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. S.A.), 5.810% (SOFR +0.500%), 2/1/2024	434,000,000
		Finance - Banking— 17.5%
145,000,000		Australia & New Zealand Banking Group, Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	145,000,000
275,000,000		Bank of America N.A., 5.660% (SOFR +0.350%), 2/1/2024	275,000,000
250,000,000		Bank of America N.A., 5.840% (SOFR +0.530%), 2/1/2024	250,000,000
200,000,000		Bank of America N.A., 5.930% (SOFR +0.620%), 2/1/2024	200,000,000
250,000,000		Bank of America N.A., 5.930% (SOFR +0.620%), 2/1/2024	250,000,000
175,000,000		Bank of Montreal, 5.560% (SOFR +0.250%), 2/1/2024	175,000,000
425,000,000		Bank of Montreal, 5.690% (SOFR +0.380%), 2/1/2024	425,000,000
250,000,000		Bank of Montreal, 5.780% (SOFR +0.470%), 2/1/2024	250,000,000
515,000,000		Bank of Montreal, 5.820% (SOFR +0.510%), 2/1/2024	515,000,000
165,000,000		Bank of Montreal, 5.910% (SOFR +0.600%), 2/1/2024	165,000,000
52,500,000		Bank of Montreal, 5.990% (SOFR +0.680%), 2/1/2024	52,500,000
75,000,000		Bank of Nova Scotia, Toronto, 5.620% (SOFR +0.310%), 2/1/2024	75,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 175,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	$ 175,000,000
218,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	218,000,000
90,000,000		Bank of Nova Scotia, Toronto, 5.720% (SOFR +0.410%), 2/1/2024	89,999,997
250,000,000		Bank of Nova Scotia, Toronto, 5.820% (SOFR +0.510%), 2/1/2024	250,000,000
147,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.650%), 2/1/2024	147,000,000
197,000,000	[2]	Bank of Nova Scotia, Toronto, 5.970% (SOFR +0.660%), 2/1/2024	197,000,000
200,000,000		Canadian Imperial Bank of Commerce, 5.820% (SOFR +0.510%), 2/1/2024	200,000,000
317,500,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	317,500,000
121,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	121,000,000
265,000,000		Citibank N.A., New York, 5.690% (SOFR +0.380%), 2/1/2024	265,000,000
300,000,000		Citibank N.A., New York, 5.910% (SOFR +0.600%), 2/1/2024	300,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	100,000,000
75,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.730% (SOFR +0.420%), 2/1/2024	75,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.850% (SOFR +0.540%), 2/1/2024	50,000,000
75,000,000		Collateralized Commercial Paper V Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	75,000,000
60,000,000		Collateralized Commercial Paper V Co., LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	60,000,000
50,000,000		Collateralized Commercial Paper V Co., LLC, (J.P. Morgan Securities LLC COL), 5.860% (SOFR +0.550%), 2/1/2024	50,000,000
184,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	184,000,000
364,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	364,000,000
215,000,000		J.P. Morgan Securities LLC, 5.960% (SOFR +0.650%), 2/1/2024	215,000,000
250,000,000		J.P. Morgan Securities LLC, 5.970% (SOFR +0.660%), 2/1/2024	250,000,000
177,500,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	177,500,000
175,000,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	175,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 5.760% (SOFR +0.450%), 2/1/2024	150,000,000
200,000,000		National Australia Bank Ltd., Melbourne, 5.760% (SOFR +0.450%), 2/1/2024	200,000,000
275,000,000		National Australia Bank Ltd., Melbourne, 5.790% (SOFR +0.480%), 2/1/2024	275,000,000
220,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	220,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 225,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	$ 225,000,000
500,000,000		National Bank of Canada, Montreal, 5.680% (SOFR +0.370%), 2/1/2024	500,000,000
500,000,000		National Bank of Canada, Montreal, 5.680% (SOFR +0.370%), 2/1/2024	500,000,000
100,000,000		National Bank of Canada, Montreal, 5.680% (SOFR +0.370%), 2/1/2024	100,000,000
58,500,000		Nordea Bank Abp, 5.460% (SOFR +0.150%), 2/1/2024	58,500,000
19,670,000		Osprey Properties Ltd. Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 5.530%, 2/1/2024	29,435,000
105,000,000	[2]	Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.280%), 2/1/2024	105,000,000
175,000,000		Royal Bank of Canada, New York Branch, 5.910% (SOFR +0.600%), 2/1/2024	175,000,000
300,000,000		State Street Bank and Trust Co., 5.480% (SOFR +0.170%), 2/1/2024	300,000,000
100,000,000		State Street Bank and Trust Co., 5.490% (SOFR +0.180%), 2/1/2024	100,000,000
500,000,000		Toronto Dominion Bank, 5.690% (SOFR +0.380%), 2/1/2024	500,000,000
172,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 2/1/2024	172,000,000
250,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	250,000,000
255,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	255,000,000
210,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	210,000,000
200,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	200,000,000
155,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	155,000,000
255,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	255,000,000
115,000,000		Wells Fargo Bank, N.A., 5.960% (SOFR +0.650%), 2/1/2024	115,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 5.760% (SOFR +0.450%), 2/1/2024	150,000,000
		TOTAL	12,053,104,997
		Finance - Retail— 1.4%
150,000,000		Chariot Funding LLC, 5.660% (SOFR +0.350%), 2/1/2024	150,000,000
82,500,000		Old Line Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	82,500,000
91,500,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 2/1/2024	91,500,000
15,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	15,000,000
93,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	93,500,000
70,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	70,000,000
100,000,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	100,000,000
38,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	38,000,000
75,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	75,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Retail— continued
$ 32,500,000		Thunder Bay Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	$ 32,500,000
50,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	50,000,000
75,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	75,000,000
73,500,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	73,500,000
		TOTAL	946,500,000
		Government Agency— 1.0%
23,100,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	23,100,000
13,965,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	13,965,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,925,000
7,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	7,550,000
29,000,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	29,000,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	10,545,000
10,100,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	10,100,000
8,010,000		Chad J. Himmel Irrevocable Trust No.1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	8,010,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	5,415,000
9,100,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	9,100,000
4,820,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (FHLB of Indianapolis LOC), 5.450%, 2/1/2024	4,820,000
5,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	5,000,000
10,100,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	10,100,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	6,130,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	11,100,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	$ 13,645,000
27,050,000		J.R. Adventures Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	27,050,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	5,985,000
4,300,000		LEO Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	4,300,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	30,200,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	5,875,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	13,790,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	35,960,000
5,760,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 5.450%, 2/1/2024	5,760,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	21,000,000
24,300,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	24,300,000
4,815,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 5.450%, 2/1/2024	4,815,000
37,930,000		RBS Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	37,930,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	7,020,000
28,150,000		Rohnert Park 668, LP (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	28,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 5.450%, 2/1/2024	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,860,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 2/1/2024	$ 8,825,000
11,110,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	11,110,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 2/1/2024	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	23,765,000
13,385,000		The Jerry L. Hodge and Francis M. Hodge 2018 Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	13,385,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/7/2024	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/7/2024	20,945,000
16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	16,400,000
		TOTAL	640,490,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $14,074,094,997)	14,074,094,997
	[3]	COMMERCIAL PAPER— 14.5%
		Finance - Banking— 8.8%
70,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(HSBC Bank PLC COL), 5.690% (Overnight Banking Fund Rate +0.380%), 5/14/2024	70,000,000
251,500,000		Anglesea Funding LLC, 5.347% - 5.681%, 2/1/2024 - 2/8/2024	251,348,822
200,000,000		ASB Bank Ltd., 5.366%, 2/26/2024	199,258,333
235,500,000		Australia & New Zealand Banking Group, Melbourne, 5.802% - 5.935%, 5/1/2024 - 8/16/2024	229,473,244
248,000,000		Bank of Montreal, 5.980%, 8/1/2024	248,000,000
235,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	229,493,167
775,000,000		BPCE S.A., 5.602%, 3/12/2024	770,250,972
612,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	600,228,207
137,500,000		Citigroup Global Markets, Inc., 5.902%, 5/1/2024	135,540,625
376,500,000		DNB Bank ASA, 5.803%, 4/18/2024	371,962,181
60,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.333%, 2/29/2024	59,752,200
70,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 5.335%, 2/2/2024	69,989,636
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 175,000,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.310%, 2/1/2024	$ 175,000,000
1,300,000,000		Nationwide Building Society, 5.324% - 5.326%, 2/8/2024 - 2/12/2024	1,298,065,639
120,000,000		Nordea Bank Abp, 5.796%, 4/19/2024	118,537,500
77,500,000		Podium Funding Trust, 5.614% - 5.731%, 5/17/2024 - 6/10/2024	76,099,629
385,000,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	369,599,297
689,500,000		Toronto Dominion Bank, 5.801% - 6.004%, 5/16/2024 - 8/23/2024	672,240,213
100,000,000		Victory Receivables Corp., (MUFG Bank, Ltd., LIQ), 5.703%, 2/20/2024	99,703,917
		TOTAL	6,044,543,582
		Finance - Commercial— 0.1%
82,000,000		Atlantic Asset Securitization, LLC, 5.471% - 5.472%, 2/20/2024 - 2/21/2024	81,760,616
		Finance - Retail— 1.5%
975,000,000		Chariot Funding LLC, 5.426% - 5.506%, 2/6/2024 - 4/25/2024	967,832,786
37,500,000		Fairway Finance Co., LLC, 5.810%, 4/17/2024	37,053,500
		TOTAL	1,004,886,286
		Pharmaceuticals and Health Care— 0.9%
625,000,000		Eli Lilly & Co., 5.322% - 5.342%, 2/15/2024 - 2/20/2024	623,579,388
		Sovereign— 3.2%
1,175,000,000		BNG Bank N.V., 5.337%, 2/7/2024 - 2/13/2024	1,173,485,278
400,000,000		Caisse des Depots et Consignations (CDC), 5.347% - 5.348%, 2/28/2024 - 2/29/2024	398,372,917
165,000,000		Erste Abwicklungsanstalt, 5.359% - 5.363%, 2/15/2024 - 2/20/2024	164,620,622
492,500,000		NRW.Bank, 5.657%, 2/12/2024	491,664,802
		TOTAL	2,228,143,619
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,982,913,479)	9,982,913,491
		TIME DEPOSITS— 9.9%
		Finance - Banking— 9.9%
3,403,000,000		ABN Amro Bank N.V., 5.310% - 5.330%, 2/1/2024 - 2/7/2024	3,403,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 2/1/2024	400,000,000
2,600,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 2/1/2024 - 2/7/2024	2,600,000,000
425,000,000		Mizuho Bank, Ltd., 5.330%, 2/1/2024	425,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $6,828,000,000)	6,828,000,000
		U.S. TREASURY— 0.9%
		U.S. Treasury Bills— 0.9%
51,000,000	[4]	United States Treasury Bill, 5.285%, 2/29/2024	50,790,362
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		U.S. TREASURY— continued
		U.S. Treasury Bills— continued
$ 600,000,000	[4]	United States Treasury Bill, 5.290%, 2/6/2024	$ 599,559,167
		TOTAL U.S. TREASURY (IDENTIFIED COST $650,349,528)	650,349,529
		OTHER REPURCHASE AGREEMENTS— 11.5%
		Finance - Banking— 11.5%
515,000,000		BMO Capital Markets Corp,. 5.41%, dated 1/31/2024, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,082,653 on 2/1/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, sovereign debt and U.S. Government Agency securities with a market value of $561,084,532 have been received as collateral and held with BNY Mellon as tri-party agent.	515,000,000
35,000,000		BMO Capital Markets Corp,. 5.46%, dated 1/31/2024, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,005,308 on 2/1/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes, sovereign debt and U.S. Government Agency securities with a market value of $35,705,667 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
100,000,000		BNP Paribas S.A., 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which asset-backed securities and corporate bonds with a market value of $153,023,237 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
876,000,000		BNP Paribas S.A., 5.39%, dated 1/31/2024, interest in a $1,275,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,275,190,896 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $1,300,694,714 have been received as collateral and held with BNY Mellon as tri-party agent.	876,000,000
150,000,000		Citigroup Global Markets, Inc., 5.46%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,075,833 on 2/1/2024, in which American depositary receipts, common stocks, convertible bond, exchange-traded funds, mutual funds, treasury bills, treasury bonds and treasury notes with a market value of $510,078,106 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
235,000,000		Citigroup Global Markets, Inc., 5.50%, dated 11/7/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,320,833 on 2/8/2024, in which American depositary receipts, common stocks, treasury bonds and treasury notes with a market value of $307,401,971 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000
Citigroup Global Markets, Inc., 5.50%, dated 12/1/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,267,361 on 2/8/2024, in which American depositary receipts, treasury bonds and treasury notes with a market value of $256,168,540 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 250,000,000
750,000,000	Citigroup Global Markets, Inc., 5.72%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $754,170,833 on 3/7/2024, in which American depositary receipts, exchange-traded funds, treasury bonds and treasury notes with a market value of $767,550,127 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
200,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $306,045,645 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	Credit Agricole S.A., 5.37%, dated 10/20/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $255,038,038 have been received as collateral and held with BNY Mellon as tri-party agent	250,000,000
100,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,104,417 on 2/8/2024, in which collateralized mortgage obligations with a market value of $102,031,037 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $255,038,038 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
25,000,000	HSBC Securities (USA), Inc., 5.41%, dated 1/31/2024, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,003,757 on 2/1/2024, in which asset-backed securities with a market value of $25,500,001 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 265,000,000
HSBC Securities (USA), Inc., 5.41%, dated 1/31/2024, interest in a
$365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,054,851 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $372,300,773 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 265,000,000
275,000,000	ING Financial Markets LLC, 5.39%, dated 1/31/2024, interest in a $275,000,000 collateralized loan agreement will repurchase securities provided as collateral for $275,041,174 on 2/1/2024, in which common stocks and exchange-traded funds with a market value of $280,542,023 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
740,000,000	J.P. Morgan Securities LLC, 5.54%, dated 1/18/2024, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,005,386,111 on 2/22/2024, in which corporate bonds and medium-term notes with a market value of $1,020,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	740,000,000
65,000,000	Mizuho Securities USA, Inc., 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which convertible bond with a market value of $153,023,355 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
195,000,000	Mizuho Securities USA, Inc., 5.91%, dated 2/9/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $202,002,833 on 3/12/2024, in which convertible bond with a market value of $204,703,290 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
200,000,000	Mizuho Securities USA, Inc., 5.91%, dated 1/31/2024, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,569 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bond with a market value of $255,038,321 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
351,000,000	Mitsubishi UFG Securities Americas Inc., 5.46%, dated 1/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,667 on 2/1/2024, in which asset-backed securities, common stocks, convertible bond, exchange-traded funds and mutual fund with a market value of $408,061,880 have been received as collateral and held with BNY Mellon as tri-party agent.	351,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000
Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 2/8/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bond, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,210,617 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
50,000,000	Standard Chartered Bank, 5.38%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 2/1/2024, in which U.S. Government Agency securities, treasury bond and treasury note with a market value of $153,022,896 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Standard Chartered Bank, 5.43%, dated 1/26/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,105,583 on 2/2/2024, in which U.S. Government Agency securities, treasury bills, treasury bonds and treasury notes with a market value of $102,092,336 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
400,000,000	TD Securities (USA), LLC, 5.39%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,861 on 2/1/2024, in which corporate bonds, medium-term notes and municipal bonds with a market value of $510,077,188 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
150,000,000	Wells Fargo Securities LLC, 5.84%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,190,000 on 4/8/2024, in which treasury bills with a market value of $153,570,941 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 5.95%, dated 12/12/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,132,083 on 3/7/2024, in which convertible bonds with a market value of $154,289,959 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Wells Fargo Securities LLC, 5.82%, dated 5/30/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $202,910,000 on 4/25/2024, in which treasury notes with a market value of $204,197,915 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 220,000,000
Wells Fargo Securities LLC, 5.81%, dated 1/9/2023, interest in a
$220,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $223,195,500 on 5/1/2024, in which corporate bonds, convertible bonds and sovereign debt
securities with a market value of $225,498,761 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 220,000,000
500,000,000	Wells Fargo Securities LLC, 5.73%, dated 8/14/2023, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $507,162,500 on 4/2/2024, in which asset-backed securities, corporate bonds, commercial paper, certificates of deposit, medium-term notes, municipal bonds and sovereign debt securities with a market value of $512,354,163 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
140,000,000	Wells Fargo Securities LLC, 5.73%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $142,005,500 on 4/2/2024, in which American depositary receipts, exchange-traded funds, mutual funds, sovereign debt securities and unit investment trust with a market value of $143,460,152 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $7,887,000,000)	7,887,000,000
	REPURCHASE AGREEMENTS— 13.8%
	Finance - Banking— 13.8%
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/20/2073 and the market value of those underlying securities was $2,047,391,893.	500,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,500,369,444 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2053 and the market value of those underlying securities was $2,550,376,843.	500,000,000
500,000,000	Interest in $1,150,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,169,944 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/16/2064 and the market value of those underlying securities was $1,173,241,613.	500,000,000
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$3,500,000,000
Repurchase agreement 5.30%, dated 1/31/2024 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $3,500,515,278 on 2/1/2024. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $3,500,515,278.
		$ 3,500,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,295,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $2,040,000,000.	500,000,000
500,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,000,737,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.	500,000,000
500,000,000	Interest in $1,550,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,550,229,056 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/16/2062 and the market value of those underlying securities was $1,585,489,519.	500,000,000
1,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Morgan Stanley & Co. LLC will repurchase securities provided as collateral for $5,000,738,889 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2061 and the market value of those underlying securities was $5,100,000,000.	1,000,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,184,722 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,287,690,264.	500,000,000
500,000,000	Interest in $1,300,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,300,192,111 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2032 and the market value of those underlying securities was $1,326,195,987.	500,000,000
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 477,480,000
Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on
2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2051 and the market value of those underlying securities was $3,063,264,328.
		$ 477,480,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $3,060,451,433.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $9,477,480,000)	9,477,480,000
	INVESTMENT COMPANIES— 2.2%
1,000,005,702	Federated Hermes Institutional Money Market Management, Institutional Shares, 5.45%[5]	999,704,002
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[5]	500,320,089
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,500,024,091)	1,500,024,091
	TOTAL INVESTMENT IN SECURITIES—96.5% (AT AMORTIZED COST)[6]	66,375,362,108
	OTHER ASSETS AND LIABILITIES - NET—3.5%[7]	2,385,245,848
	TOTAL NET ASSETS—100%	$68,760,607,956
Semi-Annual Shareholder Report
15

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$17,994,600	$—	$17,994,600
Proceeds from Sales	$(18,005,400)	$—	$(18,005,400)
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$1,801	$—	$1,801
Value as of 1/31/2024	$999,704,002	$500,320,089	$1,500,024,091
Shares Held as of 1/31/2024	1,000,005,702	500,317,389	1,500,323,091
Dividend Income	$27,462,838	$13,693,789	$41,156,627

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $302,000,000, which represented 0.4% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Discount rate at time of purchase.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
16

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$15,975,500,000	$—	$15,975,500,000
Notes - Variable	—	14,074,094,997	—	14,074,094,997
Commercial Paper	—	9,982,913,491	—	9,982,913,491
Time Deposits	—	6,828,000,000	—	6,828,000,000
U.S. Treasury	—	650,349,529	—	650,349,529
Other Repurchase Agreements	—	7,887,000,000	—	7,887,000,000
Repurchase Agreements	—	9,477,480,000	—	9,477,480,000
Investment Company	1,500,024,091	—	—	1,500,024,091
TOTAL SECURITIES	$1,500,024,091	$64,875,338,017	$—	$66,375,362,108

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.027	0.041	0.003	0.000[2]	0.013	0.023
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.027	0.041	0.003	0.000[2]	0.013	0.023
Less Distributions:
Distributions from net investment income	(0.027)	(0.041)	(0.003)	(0.000)[2]	(0.013)	(0.023)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.027)	(0.041)	(0.003)	(0.000)[2]	(0.013)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.75%	4.20%	0.33%	0.04%	1.33%	2.36%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	5.42%[5]	4.42%	0.36%	0.04%	1.33%	2.36%
Expense waiver/ reimbursement[6]	0.05%[5]	0.09%	0.12%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,082,577	$44,262,167	$13,928,308	$11,788,470	$18,814,127	$16,862,096

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$17,364,480,000
Investment in securities, including $1,500,024,091 of investment in affiliated holdings*	49,010,882,108
Investment in securities, at amortized cost and fair value	66,375,362,108
Cash	2,000,255,723
Income receivable	311,134,297
Income receivable from affiliated holdings	6,935,855
Receivable for shares sold	287,028,755
Total Assets	68,980,716,738
Liabilities:
Payable for investments purchased	8,100,000
Payable for shares redeemed	201,553,539
Income distribution payable	7,049,420
Payable for investment adviser fee (Note 5)	209,593
Payable for administrative fee (Note 5)	145,159
Payable for Directors’/Trustees’ fees (Note 5)	49,770
Payable for custodian fees	606,874
Payable for distribution services fee (Note 5)	420,382
Payable for other service fees (Notes 2 and 5)	1,416,517
Accrued expenses (Note 5)	557,528
Total Liabilities	220,108,782
Net assets for 68,764,180,899 shares outstanding	$68,760,607,956
Net Assets Consist of:
Paid-in capital	$68,764,172,083
Total distributable earnings (loss)	(3,564,127)
Total Net Assets	$68,760,607,956
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$738,403,195 ÷ 738,441,518 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$50,024,000 ÷ 50,026,599 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$59,082,576,581 ÷ 59,085,645,815 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$3,149,516,356 ÷ 3,149,681,125 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,689,303,455 ÷ 3,689,495,195 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,160,958,290 ÷ 1,161,018,706 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$95,775,515 ÷ 95,780,503 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$706,178,672 ÷ 706,215,163 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$87,871,892 ÷ 87,876,275 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$1,688,603,624
Dividends received from affiliated holdings*	41,156,627
TOTAL INCOME	1,729,760,251
Expenses:
Investment adviser fee (Note 5)	50,046,608
Administrative fee (Note 5)	23,948,911
Custodian fees	867,242
Transfer agent fees (Note 2)	1,013,857
Directors’/Trustees’ fees (Note 5)	126,903
Auditing fees	13,070
Legal fees	5,282
Portfolio accounting fees	136,644
Distribution services fee (Note 5)	2,430,183
Other service fees (Notes 2 and 5)	6,959,561
Share registration costs	1,215,254
Printing and postage	340,533
Miscellaneous (Note 5)	102,799
TOTAL EXPENSES	87,206,847
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(15,256,015)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(54,190)
TOTAL WAIVERS AND REIMBURSEMENTS	(15,310,205)
Net expenses	71,896,642
Net investment income	1,657,863,609
Net realized gain on investments in affiliated holdings*	1,801
Change in net assets resulting from operations	$1,657,865,410

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,657,863,609	$1,590,053,947
Net realized gain (loss)	1,801	(3,561,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,657,865,410	1,586,492,471
Distributions to Shareholders:
Automated Shares	(16,344,223)	(24,227,826)
Class R Shares	(1,137,229)	(1,415,396)
Wealth Shares	(1,415,415,717)	(1,314,807,011)
Advisor Shares	(90,596,894)	(105,829,942)
Service Shares	(86,442,441)	(82,982,235)
Cash II Shares	(26,673,680)	(37,391,710)
Cash Series Shares	(1,903,704)	(1,786,237)
Capital Shares	(17,801,525)	(20,426,106)
Trust Shares	(1,548,877)	(1,355,868)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,657,864,290)	(1,590,222,331)
Share Transactions:
Proceeds from sale of shares	45,243,617,044	77,865,463,389
Net asset value of shares issued to shareholders in payment of distributions declared	1,609,420,269	1,518,646,831
Cost of shares redeemed	(30,880,628,605)	(45,452,793,697)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,972,408,708	33,931,316,523
Change in net assets	15,972,409,828	33,927,586,663
Net Assets:
Beginning of period	52,788,198,128	18,860,611,465
End of period	$68,760,607,956	$52,788,198,128
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
24

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $15,310,205 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$102,614	$—
Class R Shares	53,523	—
Wealth Shares	252,180	(26)
Advisor Shares	16,207	—
Service Shares	16,154	—
Cash II Shares	533,723	—
Cash Series Shares	35,915	(3)
Capital Shares	3,241	—
Trust Shares	300	—
TOTAL	$1,013,857	$(29)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $33,972 of other service fees for the six months ended January 31, 2024. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report
25

For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$795,512
Class R Shares	62,260
Service Shares	4,182,370
Cash II Shares	1,411,810
Cash Series Shares	103,873
Capital Shares	334,861
Trust Shares	68,875
TOTAL	$6,959,561
For the six months ended January 31, 2024, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
26

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	512,654,678	$512,654,678	877,004,828	$877,004,828
Shares issued to shareholders in payment of distributions declared	16,183,644	16,183,644	23,720,180	23,720,180
Shares redeemed	(327,203,741)	(327,203,741)	(1,075,804,759)	(1,075,804,759)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	201,634,581	$201,634,581	(175,079,751)	$(175,079,751)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,426,447	$6,426,447	34,129,153	$34,129,153
Shares issued to shareholders in payment of distributions declared	1,132,733	1,132,733	1,409,332	1,409,332
Shares redeemed	(6,273,103)	(6,273,103)	(28,042,086)	(28,042,086)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,286,077	$1,286,077	7,496,399	$7,496,399
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	38,941,839,136	$38,941,839,136	64,964,614,365	$64,964,614,365
Shares issued to shareholders in payment of distributions declared	1,371,507,174	1,371,507,174	1,250,686,292	1,250,686,292
Shares redeemed	(25,492,864,744)	(25,492,864,744)	(35,878,329,216)	(35,878,329,216)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	14,820,481,566	$14,820,481,566	30,336,971,441	$30,336,971,441
Semi-Annual Shareholder Report
27

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	2,512,397,786	$2,512,397,786	6,152,436,887	$6,152,436,887
Shares issued to shareholders in payment of distributions declared	90,595,947	90,595,947	105,829,739	105,829,739
Shares redeemed	(2,742,435,542)	(2,742,435,542)	(3,995,611,046)	(3,995,611,046)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(139,441,809)	$(139,441,809)	2,262,655,580	$2,262,655,580
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,284,327,064	$2,284,327,064	4,235,413,542	$4,235,413,542
Shares issued to shareholders in payment of distributions declared	83,544,398	83,544,398	78,436,333	78,436,333
Shares redeemed	(1,546,994,207)	(1,546,994,207)	(2,924,931,444)	(2,924,931,444)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	820,877,255	$820,877,255	1,388,918,431	$1,388,918,431
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	372,002,661	$372,002,661	495,313,546	$495,313,546
Shares issued to shareholders in payment of distributions declared	26,310,621	26,310,621	36,553,414	36,553,414
Shares redeemed	(299,006,466)	(299,006,466)	(771,694,021)	(771,694,021)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	99,306,816	$99,306,816	(239,827,061)	$(239,827,061)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	71,761,814	$71,761,814	128,212,272	$128,212,272
Shares issued to shareholders in payment of distributions declared	1,878,143	1,878,143	1,736,731	1,736,731
Shares redeemed	(50,059,413)	(50,059,413)	(100,031,296)	(100,031,296)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	23,580,544	$23,580,544	29,917,707	$29,917,707
Semi-Annual Shareholder Report
28

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	410,472,011	$410,472,011	873,403,036	$873,403,036
Shares issued to shareholders in payment of distributions declared	16,733,890	16,733,890	18,933,076	18,933,076
Shares redeemed	(321,946,629)	(321,946,629)	(602,352,249)	(602,352,249)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	105,259,272	$105,259,272	289,983,863	$289,983,863
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	131,735,447	$131,735,447	104,935,760	$104,935,760
Shares issued to shareholders in payment of distributions declared	1,533,719	1,533,719	1,341,734	1,341,734
Shares redeemed	(93,844,760)	(93,844,760)	(75,997,580)	(75,997,580)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	39,424,406	$39,424,406	30,279,914	$30,279,914
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,972,408,708	$15,972,408,708	33,931,316,523	$33,931,316,523
4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $3,561,476 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,561,476	$—	$3,561,476
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of
Semi-Annual Shareholder Report
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the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $14,790,942 of its fee and voluntarily reimbursed $29 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $465,073.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$126,123	$(12,612)
Cash II Shares	1,976,534	—
Cash Series Shares	249,295	(41,549)
Trust Shares	78,231	—
TOTAL	$2,430,183	$(54,161)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $168,520 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $22,489 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon
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standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual	$1,000.00	$1,027.50	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.13	$1.02

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
45

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
46

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | POIXX	Service | PRSXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	33.6%
Bank Instruments	30.6%
Variable Rate Instruments	18.7%
Commercial Paper	16.3%
U.S. Treasury Securities	0.7%
Asset-Backed Security	0.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	67.3%
8-30 Days	8.8%
31-90 Days	12.5%
91-180 Days	5.4%
181 Days or more	6.0%
Other Assets and Liabilities—Net[3,4]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 29.7% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT— 22.8%
		Finance - Banking— 22.8%
$ 157,500,000		Bank of America N.A., 5.180% - 6.000%, 6/17/2024 - 1/24/2025	$ 157,680,370
70,000,000		Bank of America N.A., 5.440% - 6.000%, 2/7/2024 - 9/23/2024	70,121,450
125,000,000		Bank of Montreal, 5.820%, 5/28/2024	125,087,930
70,000,000		Bank of Nova Scotia, Toronto, 6.000%, 10/18/2024	70,349,219
50,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	50,191,018
250,000,000		Canadian Imperial Bank of Commerce, 5.250% - 6.000%, 2/5/2024 - 10/17/2024	250,557,950
320,000,000		Citibank N.A., New York, 5.740% - 6.010%, 7/22/2024 - 9/18/2024	320,964,327
755,000,000		Credit Agricole Corporate and Investment Bank, 5.320% - 5.690%, 2/1/2024 - 2/7/2024	755,000,000
142,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.710% - 5.800%, 4/24/2024 - 5/17/2024	142,091,218
751,500,000		Mizuho Bank, Ltd., 5.430% - 5.750%, 2/2/2024 - 4/17/2024	751,499,953
562,000,000		MUFG Bank, Ltd., 5.500% - 5.750%, 2/14/2024 - 3/28/2024	562,000,000
948,500,000		Sumitomo Mitsui Trust Bank, Ltd., 5.450% - 5.700%, 2/6/2024 - 4/18/2024	948,511,379
169,500,000		Svenska Handelsbanken, Stockholm, 5.800%, 4/4/2024 - 4/17/2024	169,624,917
423,000,000		Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 10/3/2024	424,389,939
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $4,794,000,000)	4,798,069,670
	[1]	NOTES - VARIABLE— 18.7%
		Finance - Banking— 16.0%
50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	50,000,000
71,000,000		Bank of Montreal, 5.560% (SOFR +0.250%), 2/1/2024	71,000,000
55,000,000		Bank of Montreal, 5.910% (SOFR +0.600%), 2/1/2024	55,068,505
40,000,000		Bank of Montreal, 5.990% (SOFR +0.680%), 2/1/2024	40,043,754
25,000,000		Bank of Nova Scotia, Toronto, 5.620% (SOFR +0.310%), 2/1/2024	25,000,000
73,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	73,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.720% (SOFR +0.410%), 2/1/2024	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.650%), 2/1/2024	50,093,527
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.970% (SOFR +0.660%), 2/1/2024	100,106,234
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 5.520% (SOFR +0.210%), 2/1/2024	100,009,588
95,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 5.710% (SOFR +0.400%), 2/1/2024	95,000,000
175,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	175,212,240
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 75,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	$ 75,099,800
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.460%, 2/1/2024	9,900,000
23,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.730% (SOFR +0.420%), 2/1/2024	23,505,929
23,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	23,505,623
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	50,013,584
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.330%, 2/7/2024	16,700,000
7,595,000		Gulf Gate Apartments, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	7,595,000
10,580,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	10,580,000
35,943,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 5.380%, 2/1/2024	35,943,000
55,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	55,055,518
94,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	94,102,620
100,000,000		J.P. Morgan Securities LLC, 5.960% (SOFR +0.650%), 2/1/2024	100,096,884
150,000,000		J.P. Morgan Securities LLC, 5.970% (SOFR +0.660%), 2/1/2024	150,144,865
67,500,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	67,500,000
70,000,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	70,000,000
70,000,000		National Australia Bank Ltd., Melbourne, 5.790% (SOFR +0.480%), 2/1/2024	70,116,685
75,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	75,000,000
70,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	70,000,000
15,000,000		Nordea Bank Abp, 5.460% (SOFR +0.150%), 2/1/2024	15,000,000
34,000,000		Nuveen Floating Rate, Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 2/1/2024	34,000,000
40,000,000	[2]	Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.280%), 2/1/2024	40,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.910% (SOFR +0.600%), 2/1/2024	70,089,598
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	18,965,000
100,000,000		State Street Bank and Trust Co., 5.480% (SOFR +0.170%), 2/1/2024	100,000,000
400,000,000		State Street Bank and Trust Co., 5.490% (SOFR +0.180%), 2/1/2024	400,021,424
200,000,000		Sumitomo Mitsui Banking Corp., 5.510% (SOFR +0.200%), 2/1/2024	200,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 2,654,151		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank, Ltd. LIQ)/(Mizuho Bank, Ltd. LOC), 5.580%, 2/1/2024	$ 2,654,151
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank, Ltd. LIQ)/(Mizuho Bank, Ltd. LOC), 5.580%, 2/1/2024	2,207,606
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 2/1/2024	50,056,808
45,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	45,118,405
40,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	40,105,082
200,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	200,420,668
125,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	125,255,705
70,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	70,147,648
65,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	65,170,173
30,000,000		Wells Fargo Bank, N.A., 5.960% (SOFR +0.650%), 2/1/2024	30,059,823
		TOTAL	3,358,665,447
		Finance - Retail— 1.4%
30,000,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 2/1/2024	30,009,728
22,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	22,504,016
17,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	17,509,021
39,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	39,000,000
15,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	15,000,000
100,000,000		Thunder Bay Funding, LLC, 5.530% (SOFR +0.220%), 2/1/2024	100,000,000
50,000,000		Thunder Bay Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	50,019,008
15,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	15,006,393
		TOTAL	289,048,166
		Government Agency— 1.3%
17,035,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	17,035,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	6,500,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,705,000
4,120,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	4,120,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	$ 2,000,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	6,380,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	9,080,000
11,630,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	11,630,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	6,980,000
6,500,000		Rohnert Park 668, LP (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	6,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	6,255,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/7/2024	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,975,000
		TOTAL	278,920,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,923,964,757)	3,926,633,613
	[3]	COMMERCIAL PAPER— 16.3%
		Finance - Banking— 10.8%
292,500,000		Anglesea Funding, LLC, 5.383% - 5.681%, 2/1/2024 - 3/4/2024	291,774,288
117,000,000		Australia & New Zealand Banking Group, Melbourne, 5.802% - 5.935%, 5/1/2024 - 8/16/2024	114,750,055
150,000,000		Bank of Montreal, 5.980%, 8/1/2024	150,462,649
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	73,372,154
208,500,000		BPCE S.A., 5.602%, 3/12/2024	207,222,358
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	$ 368,149,591
40,000,000		Citigroup Global Markets, Inc., 5.902%, 5/1/2024	39,452,834
110,000,000		DNB Bank ASA, 5.803%, 4/18/2024	108,745,986
32,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.333%, 2/29/2024	31,867,840
35,000,000		Great Bear Funding, LLC, (Bank of Nova Scotia, Toronto COL), 5.335%, 2/6/2024	34,974,090
75,000,000		Longship Funding, LLC, (Nordea Bank Abp COL), 5.326%, 2/7/2024	74,933,500
366,000,000		Nationwide Building Society, 5.325%, 2/13/2024	365,351,569
25,000,000		Nordea Bank Abp, 5.796%, 4/19/2024	24,710,474
25,000,000		Podium Funding Trust, 5.614% - 5.731%, 5/17/2024 - 6/10/2024	24,553,402
99,500,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	95,945,416
160,000,000		Toronto Dominion Bank, 5.801% - 6.004%, 5/16/2024 - 8/23/2024	156,165,336
100,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.703%, 2/20/2024	99,703,917
		TOTAL	2,262,135,459
		Finance - Commercial— 0.0%
13,500,000		Atlantic Asset Securitization, LLC, 5.471%, 2/20/2024	13,461,383
		Finance - Retail— 1.7%
345,000,000		Chariot Funding, LLC, 5.426% - 5.506%, 2/6/2024 - 4/29/2024	341,964,244
11,000,000		Fairway Finance Co., LLC, 5.810%, 4/17/2024	10,873,554
		TOTAL	352,837,798
		Pharmaceuticals and Health Care— 1.3%
203,400,000		Eli Lilly & Co., 5.322% - 5.342%, 2/15/2024 - 2/20/2024	202,932,887
75,000,000		Novartis Finance Corp., (Guaranteed by Novartis AG), 5.355% - 5.361%, 2/5/2024 - 2/13/2024	74,920,050
		TOTAL	277,852,937
		Sovereign— 2.5%
298,000,000		BNG Bank N.V., 5.337% - 5.356%, 2/7/2024 - 2/13/2024	297,633,677
90,000,000		Caisse des Depots et Consignations (CDC), 5.347% - 5.348%, 2/28/2024 - 2/29/2024	89,633,906
35,000,000		Erste Abwicklungsanstalt, 5.358%, 2/15/2024	34,927,385
100,000,000		NRW.Bank, 5.657%, 2/12/2024	99,830,417
		TOTAL	522,025,385
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,426,423,828)	3,428,312,962
		TIME DEPOSITS— 7.7%
		Finance - Banking— 7.7%
1,050,000,000		ABN Amro Bank NV, 5.310% - 5.330%, 2/1/2024 - 2/5/2024	1,050,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 2/1/2024 - 2/7/2024	400,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	TIME DEPOSITS— continued
	Finance - Banking— continued
$ 170,000,000	Mizuho Bank, Ltd., 5.330%, 2/1/2024	$ 170,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,620,000,000)	1,620,000,000
	U.S. TREASURY— 0.7%
	U.S. Treasury Bills— 0.7%
150,000,000	United States Treasury Bill, 5.290%, 2/6/2024 (IDENTIFIED COST $149,889,792)	149,889,792
	ASSET-BACKED SECURITY— 0.1%
	Auto Receivables— 0.1%
18,073,548	Enterprise Fleet Financing, LLC 2023-3, Class A1, 5.906%, 10/21/2024 (IDENTIFIED COST $18,073,548)	18,090,257
	OTHER REPURCHASE AGREEMENTS— 13.8%
	Finance - Banking— 13.8%
25,000,000	BMO Capital Markets Corp., 5.41%, dated 1/31/2024, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,082,653 on 2/1/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, sovereign debt and U.S. Government Agency securities with a market value of $561,084,532 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	BNP Paribas S.A., 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which asset-backed securities and corporate bonds with a market value of $153,023,237 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
362,371,000	BNP Paribas S.A., 5.39%, dated 1/31/2024, interest in a $1,275,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,275,190,896 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $1,300,694,714 have been received as collateral and held with BNY Mellon as tri-party agent.	362,371,000
35,000,000	BofA Securities, Inc., 5.37%, dated 1/31/2024, interest in a $60,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $60,008,950 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $61,209,195 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
100,000,000	BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,485,000 on 5/1/2024, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $102,504,504 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000
BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a
$165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $168,325,292 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
150,000,000	BofA Securities, Inc., 5.94%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,227,500 on 5/1/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $153,075,608 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	BofA Securities, Inc., 5.39%, dated 1/31/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,022,458 on 2/1/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $153,022,909 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 5/1/2024, in which American depositary receipts, convertible bonds and sovereign debt with a market value of $256,261,258 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
60,000,000	Citigroup Global Markets, Inc., 5.50%, dated 11/7/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,320,833 on 2/8/2024, in which American depositary receipts, common stocks, treasury bonds and treasury notes with a market value of $307,401,971 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
350,000,000	Citigroup Global Markets, Inc., 5.46%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,075,833 on 2/1/2024, in which American depositary receipts, common stocks, convertible bond, exchange-traded funds, mutual funds, treasury bills, treasury bonds and treasury notes with a market value of $510,078,106 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $306,045,645 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a
$250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 2/8/2024, in which asset-backed securities and collateralized mortgage
obligations with a market value of $255,038,038 have been
received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
50,000,000	HSBC Securities (USA), Inc., 5.41%, dated 1/31/2024, interest in a $365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,054,851 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $372,300,773 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
28,910,000	ING Financial Markets LLC, 5.39%, dated 1/31/2024, interest in a $30,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $30,004,492 on 2/1/2024, in which corporate bonds with a market value of $30,604,989 have been received as collateral and held with BNY Mellon as tri-party agent.	28,910,000
250,000,000	J.P. Morgan Securities LLC, 5.54%, dated 1/18/2024, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,005,386,111 on 2/22/2024, in which corporate bonds and medium-term notes with a market value of $1,200,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
50,000,000	Mizuho Securities USA LLC, 5.41%, dated 1/31/2024, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,569 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bond with a market value of $255,038,321 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which convertible bonds with a market value of $153,023,355 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
36,371,000	Mitsubishi UFG Securities Americas Inc., 5.46%, dated 1/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,667 on 2/1/2024, in which asset-backed securities, common stocks, convertible bond, exchange-traded funds and mutual fund with a market value of $408,061,880 have been received as collateral and held with BNY Mellon as tri-party agent.	36,371,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 135,000,000
Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 2/8/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bond, commercial paper, certificate of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,210,617 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 135,000,000
87,371,000	Standard Chartered Bank, 5.38%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 2/1/2024, in which U.S. Government Agency securities, treasury bond and treasury note with a market value of $153,022,896 have been received as collateral and held with BNY Mellon as tri-party agent.	87,371,000
100,000,000	TD Securities (USA), LLC, 5.39%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,861 on 2/1/2024, in which corporate bonds, medium-term notes and municipal bonds with a market value of $510,077,188 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 5.84%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,825,000 on 4/8/2024, in which treasury bills with a market value of $127,975,809 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,345,023,000)	2,895,023,000
	REPURCHASE AGREEMENTS— 19.9%
	Finance - Banking— 19.9%
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2073 and the market value of those underlying securities was $2,047,391,893.	500,000,000
500,000,000	Interest in $1,150,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,169,944 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2064 and the market value of those underlying securities was $1,173,241,613.	500,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 500,000,000
Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will
repurchase securities provided as collateral for $5,000,737,500 on
2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.
		$ 500,000,000
500,000,000	Interest in $1,550,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mizuho Securities USA LLC will repurchase securities provided as collateral for $1,550,229,056 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2062 and the market value of those underlying securities was $1,585,489,519.	500,000,000
500,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Morgan Stanley & Co. LLC will repurchase securities provided as collateral for $5,000,738,889 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2061 and the market value of those underlying securities was $5,100,000,000.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mitsubishi UFG Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,184,722 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,287,690,264.	500,000,000
1,168,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $6,123,715,761.	1,168,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,718,000,000)	4,168,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $20,995,374,925)[4]	21,004,019,294
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	8,257,970
	TOTAL NET ASSETS—100%	$21,012,277,264

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual Shareholder Report
11

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $140,106,234, which represented 0.7% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
CP	—Commercial Paper
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)[1]	0.0273	0.0413	0.0037	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0006	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0279	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0274)	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0007	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	2.82%	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	5.44%[4]	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/ reimbursement[5]	0.07%[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,003,133	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0001	$0.9997	$1.0005	$1.0007	$1.0004	$1.0002
Income From Investment Operations:
Net investment income (loss)[1]	0.0261	0.0389	0.0019	0.0001	0.0112	0.0218
Net realized and unrealized gain (loss)	0.0005	0.0003	(0.0002)	(0.0002)	0.0003	0.0002
Total From Investment Operations	0.0266	0.0392	0.0017	(0.0001)	0.0115	0.0220
Less Distributions:
Distributions from net investment income	(0.0261)	(0.0388)	(0.0025)	(0.0001)	(0.0112)	(0.0218)
Net Asset Value, End of Period	$1.0006	$1.0001	$0.9997	$1.0005	$1.0007	$1.0004
Total Return[2]	2.69%	3.99%	0.17%	(0.01)%	1.15%	2.22%
Ratios to Average Net Assets:
Net expenses[3]	0.43%[4]	0.43%	0.26%	0.24%	0.40%	0.37%
Net investment income	5.20%[4]	3.82%	0.18%	0.01%	1.22%	2.21%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.25%	0.28%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,144	$9,456	$12,713	$32,413	$83,818	$93,979

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$7,063,023,000
Investment in securities	13,940,996,294
Investment in securities, at value (identified cost $20,995,374,925)	21,004,019,294
Cash	981,520
Income receivable	90,626,638
Total Assets	21,095,627,452
Liabilities:
Payable for investments purchased	6,120,000
Income distribution payable	76,734,254
Payable for investment adviser fee (Note 5)	57,557
Payable for administrative fee (Note 5)	44,574
Payable for Directors’/Trustees’ fees (Note 5)	17,830
Payable for other service fees (Notes 2 and 5)	2,186
Accrued expenses (Note 5)	373,787
Total Liabilities	83,350,188
Net assets for 20,997,202,058 shares outstanding	$21,012,277,264
Net Assets Consist of:
Paid-in capital	$21,005,015,365
Total distributable earnings (loss)	7,261,899
Total Net Assets	$21,012,277,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$21,003,133,305 ÷ 20,988,063,923 shares outstanding, no par value, unlimited shares authorized	$1.0007
Service Shares:
$9,143,959 ÷ 9,138,135 shares outstanding, no par value, unlimited shares authorized	$1.0006
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$547,098,494
Expenses:
Investment adviser fee (Note 5)	16,180,001
Administrative fee (Note 5)	7,564,352
Custodian fees	242,522
Transfer agent fees	36,555
Directors’/Trustees’ fees (Note 5)	44,430
Auditing fees	13,697
Legal fees	5,282
Portfolio accounting fees	136,310
Other service fees (Notes 2 and 5)	11,938
Share registration costs	164,094
Printing and postage	11,831
Miscellaneous (Note 5)	53,740
TOTAL EXPENSES	24,464,752
Waiver:
Waiver of investment adviser fee (Note 5)	(6,473,551)
Net expenses	17,991,201
Net investment income	529,107,293
Net change in unrealized depreciation of investments	10,010,258
Change in net assets resulting from operations	$539,117,551
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$529,107,293	$649,548,033
Net realized gain (loss)	—	15,265
Net change in unrealized appreciation/depreciation	10,010,258	6,541,277
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	539,117,551	656,104,575
Distributions to Shareholders:
Institutional Shares	(528,837,547)	(649,195,047)
Service Shares	(250,894)	(426,273)
Capital Shares[1]	—	(4)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(529,088,441)	(649,621,324)
Share Transactions:
Proceeds from sale of shares	19,509,710,198	28,884,149,698
Net asset value of shares issued to shareholders in payment of distributions declared	83,675,697	118,901,284
Cost of shares redeemed	(16,295,072,951)	(25,550,445,108)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,298,312,944	3,452,605,874
Change in net assets	3,308,342,054	3,459,089,125
Net Assets:
Beginning of period	17,703,935,210	14,244,846,085
End of period	$21,012,277,264	$17,703,935,210

1	On August 18, 2023, the Capital Shares were liquidated.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
The Fund’s Capital Shares were liquidated at the close of business on August 18, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Semi-Annual Shareholder Report
18

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
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accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $6,473,551 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation on August 18, 2023, the Fund’s Capital Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$11,938
For the six months ended January 31, 2024, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,398,978,043	$19,407,465,116	28,648,286,991	$28,649,705,120
Shares issued to shareholders in payment of distributions declared	83,471,418	83,514,503	118,642,194	118,655,465
Shares redeemed	(16,185,441,513)	(16,192,350,045)	(25,311,215,185)	(25,312,491,758)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,297,007,948	$3,298,629,574	3,455,714,000	$3,455,868,827
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	102,203,814	$102,245,082	234,441,238	$234,444,578
Shares issued to shareholders in payment of distributions declared	161,130	161,194	245,807	245,819
Shares redeemed	(102,681,564)	(102,722,806)	(237,949,220)	(237,953,350)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(316,620)	$(316,530)	(3,262,175)	$(3,262,953)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed[1]	(100)	(100)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,296,691,228	$3,298,312,944	3,452,451,825	$3,452,605,874

1	On August 18, 2023, the Capital Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $20,995,374,925. The net unrealized appreciation of investments for federal tax purposes was $8,644,369. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $8,680,922 and unrealized depreciation from investments for those securities having an excess of cost over value of $36,553.
As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $6,473,551 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $136 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal
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course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. SUBSEQUENT EVENT
On February 15, 2024, the Trustees approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund would acquire all or substantially all of the assets of Federated Hermes Prime Value Obligations Fund, another fund of the Trust, in complete liquidation and termination of Federated Hermes Prime Value Obligations Fund. Shareholder approval is not required to effect the Reorganization. The Reorganization is anticipated to occur the third quarter of 2024.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,028.20	$0.92
Service Shares	$1,000	$1,026.90	$2.19
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.23	$0.92
Service Shares	$1,000	$1,022.97	$2.19

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.18%
Service Shares	0.43%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Semi-Annual Shareholder Report
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Semi-Annual Shareholder Report
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Semi-Annual Shareholder Report
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Semi-Annual Shareholder Report
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
Q450200 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	33.6%
Bank Instruments	30.6%
Variable Rate Instruments	18.7%
Commercial Paper	16.3%
U.S. Treasury Securities	0.7%
Asset-Backed Security	0.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	67.3%
8-30 Days	8.8%
31-90 Days	12.5%
91-180 Days	5.4%
181 Days or more	6.0%
Other Assets and Liabilities—Net[3,4]	0.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 29.7% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT— 22.8%
		Finance - Banking— 22.8%
$ 157,500,000		Bank of America N.A., 5.180% - 6.000%, 6/17/2024 - 1/24/2025	$ 157,680,370
70,000,000		Bank of America N.A., 5.440% - 6.000%, 2/7/2024 - 9/23/2024	70,121,450
125,000,000		Bank of Montreal, 5.820%, 5/28/2024	125,087,930
70,000,000		Bank of Nova Scotia, Toronto, 6.000%, 10/18/2024	70,349,219
50,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	50,191,018
250,000,000		Canadian Imperial Bank of Commerce, 5.250% - 6.000%, 2/5/2024 - 10/17/2024	250,557,950
320,000,000		Citibank N.A., New York, 5.740% - 6.010%, 7/22/2024 - 9/18/2024	320,964,327
755,000,000		Credit Agricole Corporate and Investment Bank, 5.320% - 5.690%, 2/1/2024 - 2/7/2024	755,000,000
142,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.710% - 5.800%, 4/24/2024 - 5/17/2024	142,091,218
751,500,000		Mizuho Bank, Ltd., 5.430% - 5.750%, 2/2/2024 - 4/17/2024	751,499,953
562,000,000		MUFG Bank, Ltd., 5.500% - 5.750%, 2/14/2024 - 3/28/2024	562,000,000
948,500,000		Sumitomo Mitsui Trust Bank, Ltd., 5.450% - 5.700%, 2/6/2024 - 4/18/2024	948,511,379
169,500,000		Svenska Handelsbanken, Stockholm, 5.800%, 4/4/2024 - 4/17/2024	169,624,917
423,000,000		Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 10/3/2024	424,389,939
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $4,794,000,000)	4,798,069,670
	[1]	NOTES - VARIABLE— 18.7%
		Finance - Banking— 16.0%
50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	50,000,000
71,000,000		Bank of Montreal, 5.560% (SOFR +0.250%), 2/1/2024	71,000,000
55,000,000		Bank of Montreal, 5.910% (SOFR +0.600%), 2/1/2024	55,068,505
40,000,000		Bank of Montreal, 5.990% (SOFR +0.680%), 2/1/2024	40,043,754
25,000,000		Bank of Nova Scotia, Toronto, 5.620% (SOFR +0.310%), 2/1/2024	25,000,000
73,000,000		Bank of Nova Scotia, Toronto, 5.690% (SOFR +0.380%), 2/1/2024	73,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.720% (SOFR +0.410%), 2/1/2024	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.650%), 2/1/2024	50,093,527
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.970% (SOFR +0.660%), 2/1/2024	100,106,234
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 5.520% (SOFR +0.210%), 2/1/2024	100,009,588
95,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 5.710% (SOFR +0.400%), 2/1/2024	95,000,000
175,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	175,212,240
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2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 75,000,000		Canadian Imperial Bank of Commerce, 5.960% (SOFR +0.650%), 2/1/2024	$ 75,099,800
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.460%, 2/1/2024	9,900,000
23,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.730% (SOFR +0.420%), 2/1/2024	23,505,929
23,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	23,505,623
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.720% (SOFR +0.410%), 2/1/2024	50,013,584
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.330%, 2/7/2024	16,700,000
7,595,000		Gulf Gate Apartments, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	7,595,000
10,580,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	10,580,000
35,943,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 5.380%, 2/1/2024	35,943,000
55,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	55,055,518
94,000,000		J.P. Morgan Securities LLC, 5.940% (SOFR +0.630%), 2/1/2024	94,102,620
100,000,000		J.P. Morgan Securities LLC, 5.960% (SOFR +0.650%), 2/1/2024	100,096,884
150,000,000		J.P. Morgan Securities LLC, 5.970% (SOFR +0.660%), 2/1/2024	150,144,865
67,500,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	67,500,000
70,000,000		National Australia Bank Ltd., Melbourne, 5.560% (SOFR +0.250%), 2/1/2024	70,000,000
70,000,000		National Australia Bank Ltd., Melbourne, 5.790% (SOFR +0.480%), 2/1/2024	70,116,685
75,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	75,000,000
70,000,000		National Bank of Canada, Montreal, 5.560% (SOFR +0.250%), 2/1/2024	70,000,000
15,000,000		Nordea Bank Abp, 5.460% (SOFR +0.150%), 2/1/2024	15,000,000
34,000,000		Nuveen Floating Rate, Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 2/1/2024	34,000,000
40,000,000	[2]	Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.280%), 2/1/2024	40,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.910% (SOFR +0.600%), 2/1/2024	70,089,598
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.440%, 2/1/2024	18,965,000
100,000,000		State Street Bank and Trust Co., 5.480% (SOFR +0.170%), 2/1/2024	100,000,000
400,000,000		State Street Bank and Trust Co., 5.490% (SOFR +0.180%), 2/1/2024	400,021,424
200,000,000		Sumitomo Mitsui Banking Corp., 5.510% (SOFR +0.200%), 2/1/2024	200,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 2,654,151		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank, Ltd. LIQ)/(Mizuho Bank, Ltd. LOC), 5.580%, 2/1/2024	$ 2,654,151
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank, Ltd. LIQ)/(Mizuho Bank, Ltd. LOC), 5.580%, 2/1/2024	2,207,606
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 2/1/2024	50,056,808
45,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	45,118,405
40,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	40,105,082
200,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	200,420,668
125,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	125,255,705
70,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	70,147,648
65,000,000		Wells Fargo Bank, N.A., 5.910% (SOFR +0.600%), 2/1/2024	65,170,173
30,000,000		Wells Fargo Bank, N.A., 5.960% (SOFR +0.650%), 2/1/2024	30,059,823
		TOTAL	3,358,665,447
		Finance - Retail— 1.4%
30,000,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 2/1/2024	30,009,728
22,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	22,504,016
17,500,000		Old Line Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	17,509,021
39,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	39,000,000
15,000,000		Sheffield Receivables Co. LLC, 5.610% (SOFR +0.300%), 2/1/2024	15,000,000
100,000,000		Thunder Bay Funding, LLC, 5.530% (SOFR +0.220%), 2/1/2024	100,000,000
50,000,000		Thunder Bay Funding, LLC, 5.690% (SOFR +0.380%), 2/1/2024	50,019,008
15,000,000		Thunder Bay Funding, LLC, 5.740% (SOFR +0.430%), 2/1/2024	15,006,393
		TOTAL	289,048,166
		Government Agency— 1.3%
17,035,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	17,035,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	6,500,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,705,000
4,120,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	4,120,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	$ 2,000,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/7/2024	6,380,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	9,080,000
11,630,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/7/2024	11,630,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	6,980,000
6,500,000		Rohnert Park 668, LP (Federal Home Loan Bank of San Francisco LOC), 5.460%, 2/1/2024	6,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/1/2024	6,255,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 2/7/2024	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 2/1/2024	5,975,000
		TOTAL	278,920,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,923,964,757)	3,926,633,613
	[3]	COMMERCIAL PAPER— 16.3%
		Finance - Banking— 10.8%
292,500,000		Anglesea Funding, LLC, 5.383% - 5.681%, 2/1/2024 - 3/4/2024	291,774,288
117,000,000		Australia & New Zealand Banking Group, Melbourne, 5.802% - 5.935%, 5/1/2024 - 8/16/2024	114,750,055
150,000,000		Bank of Montreal, 5.980%, 8/1/2024	150,462,649
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	73,372,154
208,500,000		BPCE S.A., 5.602%, 3/12/2024	207,222,358
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	$ 368,149,591
40,000,000		Citigroup Global Markets, Inc., 5.902%, 5/1/2024	39,452,834
110,000,000		DNB Bank ASA, 5.803%, 4/18/2024	108,745,986
32,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.333%, 2/29/2024	31,867,840
35,000,000		Great Bear Funding, LLC, (Bank of Nova Scotia, Toronto COL), 5.335%, 2/6/2024	34,974,090
75,000,000		Longship Funding, LLC, (Nordea Bank Abp COL), 5.326%, 2/7/2024	74,933,500
366,000,000		Nationwide Building Society, 5.325%, 2/13/2024	365,351,569
25,000,000		Nordea Bank Abp, 5.796%, 4/19/2024	24,710,474
25,000,000		Podium Funding Trust, 5.614% - 5.731%, 5/17/2024 - 6/10/2024	24,553,402
99,500,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	95,945,416
160,000,000		Toronto Dominion Bank, 5.801% - 6.004%, 5/16/2024 - 8/23/2024	156,165,336
100,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.703%, 2/20/2024	99,703,917
		TOTAL	2,262,135,459
		Finance - Commercial— 0.0%
13,500,000		Atlantic Asset Securitization, LLC, 5.471%, 2/20/2024	13,461,383
		Finance - Retail— 1.7%
345,000,000		Chariot Funding, LLC, 5.426% - 5.506%, 2/6/2024 - 4/29/2024	341,964,244
11,000,000		Fairway Finance Co., LLC, 5.810%, 4/17/2024	10,873,554
		TOTAL	352,837,798
		Pharmaceuticals and Health Care— 1.3%
203,400,000		Eli Lilly & Co., 5.322% - 5.342%, 2/15/2024 - 2/20/2024	202,932,887
75,000,000		Novartis Finance Corp., (Guaranteed by Novartis AG), 5.355% - 5.361%, 2/5/2024 - 2/13/2024	74,920,050
		TOTAL	277,852,937
		Sovereign— 2.5%
298,000,000		BNG Bank N.V., 5.337% - 5.356%, 2/7/2024 - 2/13/2024	297,633,677
90,000,000		Caisse des Depots et Consignations (CDC), 5.347% - 5.348%, 2/28/2024 - 2/29/2024	89,633,906
35,000,000		Erste Abwicklungsanstalt, 5.358%, 2/15/2024	34,927,385
100,000,000		NRW.Bank, 5.657%, 2/12/2024	99,830,417
		TOTAL	522,025,385
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,426,423,828)	3,428,312,962
		TIME DEPOSITS— 7.7%
		Finance - Banking— 7.7%
1,050,000,000		ABN Amro Bank NV, 5.310% - 5.330%, 2/1/2024 - 2/5/2024	1,050,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 2/1/2024 - 2/7/2024	400,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	TIME DEPOSITS— continued
	Finance - Banking— continued
$ 170,000,000	Mizuho Bank, Ltd., 5.330%, 2/1/2024	$ 170,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,620,000,000)	1,620,000,000
	U.S. TREASURY— 0.7%
	U.S. Treasury Bills— 0.7%
150,000,000	United States Treasury Bill, 5.290%, 2/6/2024 (IDENTIFIED COST $149,889,792)	149,889,792
	ASSET-BACKED SECURITY— 0.1%
	Auto Receivables— 0.1%
18,073,548	Enterprise Fleet Financing, LLC 2023-3, Class A1, 5.906%, 10/21/2024 (IDENTIFIED COST $18,073,548)	18,090,257
	OTHER REPURCHASE AGREEMENTS— 13.8%
	Finance - Banking— 13.8%
25,000,000	BMO Capital Markets Corp., 5.41%, dated 1/31/2024, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,082,653 on 2/1/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, sovereign debt and U.S. Government Agency securities with a market value of $561,084,532 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	BNP Paribas S.A., 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which asset-backed securities and corporate bonds with a market value of $153,023,237 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
362,371,000	BNP Paribas S.A., 5.39%, dated 1/31/2024, interest in a $1,275,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,275,190,896 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $1,300,694,714 have been received as collateral and held with BNY Mellon as tri-party agent.	362,371,000
35,000,000	BofA Securities, Inc., 5.37%, dated 1/31/2024, interest in a $60,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $60,008,950 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $61,209,195 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
100,000,000	BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,485,000 on 5/1/2024, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $102,504,504 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000
BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a
$165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $168,325,292 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
150,000,000	BofA Securities, Inc., 5.94%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,227,500 on 5/1/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $153,075,608 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	BofA Securities, Inc., 5.39%, dated 1/31/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,022,458 on 2/1/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $153,022,909 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 5/1/2024, in which American depositary receipts, convertible bonds and sovereign debt with a market value of $256,261,258 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
60,000,000	Citigroup Global Markets, Inc., 5.50%, dated 11/7/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,320,833 on 2/8/2024, in which American depositary receipts, common stocks, treasury bonds and treasury notes with a market value of $307,401,971 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
350,000,000	Citigroup Global Markets, Inc., 5.46%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,075,833 on 2/1/2024, in which American depositary receipts, common stocks, convertible bond, exchange-traded funds, mutual funds, treasury bills, treasury bonds and treasury notes with a market value of $510,078,106 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 2/8/2024, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 2/8/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $306,045,645 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a
$250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 2/8/2024, in which asset-backed securities and collateralized mortgage
obligations with a market value of $255,038,038 have been
received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
50,000,000	HSBC Securities (USA), Inc., 5.41%, dated 1/31/2024, interest in a $365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,054,851 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $372,300,773 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
28,910,000	ING Financial Markets LLC, 5.39%, dated 1/31/2024, interest in a $30,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $30,004,492 on 2/1/2024, in which corporate bonds with a market value of $30,604,989 have been received as collateral and held with BNY Mellon as tri-party agent.	28,910,000
250,000,000	J.P. Morgan Securities LLC, 5.54%, dated 1/18/2024, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,005,386,111 on 2/22/2024, in which corporate bonds and medium-term notes with a market value of $1,200,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
50,000,000	Mizuho Securities USA LLC, 5.41%, dated 1/31/2024, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,569 on 2/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bond with a market value of $255,038,321 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.46%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,750 on 2/1/2024, in which convertible bonds with a market value of $153,023,355 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
36,371,000	Mitsubishi UFG Securities Americas Inc., 5.46%, dated 1/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,667 on 2/1/2024, in which asset-backed securities, common stocks, convertible bond, exchange-traded funds and mutual fund with a market value of $408,061,880 have been received as collateral and held with BNY Mellon as tri-party agent.	36,371,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 135,000,000
Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 2/8/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bond, commercial paper, certificate of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,210,617 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 135,000,000
87,371,000	Standard Chartered Bank, 5.38%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 2/1/2024, in which U.S. Government Agency securities, treasury bond and treasury note with a market value of $153,022,896 have been received as collateral and held with BNY Mellon as tri-party agent.	87,371,000
100,000,000	TD Securities (USA), LLC, 5.39%, dated 1/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,861 on 2/1/2024, in which corporate bonds, medium-term notes and municipal bonds with a market value of $510,077,188 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 5.84%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,825,000 on 4/8/2024, in which treasury bills with a market value of $127,975,809 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,345,023,000)	2,895,023,000
	REPURCHASE AGREEMENTS— 19.9%
	Finance - Banking— 19.9%
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2073 and the market value of those underlying securities was $2,047,391,893.	500,000,000
500,000,000	Interest in $1,150,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,169,944 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2064 and the market value of those underlying securities was $1,173,241,613.	500,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 500,000,000
Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will
repurchase securities provided as collateral for $5,000,737,500 on
2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.
		$ 500,000,000
500,000,000	Interest in $1,550,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mizuho Securities USA LLC will repurchase securities provided as collateral for $1,550,229,056 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2062 and the market value of those underlying securities was $1,585,489,519.	500,000,000
500,000,000	Interest in $5,000,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Morgan Stanley & Co. LLC will repurchase securities provided as collateral for $5,000,738,889 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2061 and the market value of those underlying securities was $5,100,000,000.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Mitsubishi UFG Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,184,722 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2053 and the market value of those underlying securities was $1,287,690,264.	500,000,000
1,168,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $6,123,715,761.	1,168,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,718,000,000)	4,168,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $20,995,374,925)[4]	21,004,019,294
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	8,257,970
	TOTAL NET ASSETS—100%	$21,012,277,264

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual Shareholder Report
11

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $140,106,234, which represented 0.7% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
CP	—Commercial Paper
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)[1]	0.0273	0.0413	0.0037	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0006	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0279	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0274)	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0007	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	2.82%	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	5.44%[4]	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/ reimbursement[5]	0.07%[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,003,133	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares are presented separately.
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13

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$7,063,023,000
Investment in securities	13,940,996,294
Investment in securities, at value (identified cost $20,995,374,925)	21,004,019,294
Cash	981,520
Income receivable	90,626,638
Total Assets	21,095,627,452
Liabilities:
Payable for investments purchased	6,120,000
Income distribution payable	76,734,254
Payable for investment adviser fee (Note 5)	57,557
Payable for administrative fee (Note 5)	44,574
Payable for Directors’/Trustees’ fees (Note 5)	17,830
Payable for other service fees (Notes 2 and 5)	2,186
Accrued expenses (Note 5)	373,787
Total Liabilities	83,350,188
Net assets for 20,997,202,058 shares outstanding	$21,012,277,264
Net Assets Consist of:
Paid-in capital	$21,005,015,365
Total distributable earnings (loss)	7,261,899
Total Net Assets	$21,012,277,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$21,003,133,305 ÷ 20,988,063,923 shares outstanding, no par value, unlimited shares authorized	$1.0007
Service Shares:
$9,143,959 ÷ 9,138,135 shares outstanding, no par value, unlimited shares authorized	$1.0006
See Notes which are an integral part of the Financial Statements
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14

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$547,098,494
Expenses:
Investment adviser fee (Note 5)	16,180,001
Administrative fee (Note 5)	7,564,352
Custodian fees	242,522
Transfer agent fees	36,555
Directors’/Trustees’ fees (Note 5)	44,430
Auditing fees	13,697
Legal fees	5,282
Portfolio accounting fees	136,310
Other service fees (Notes 2 and 5)	11,938
Share registration costs	164,094
Printing and postage	11,831
Miscellaneous (Note 5)	53,740
TOTAL EXPENSES	24,464,752
Waiver:
Waiver of investment adviser fee (Note 5)	(6,473,551)
Net expenses	17,991,201
Net investment income	529,107,293
Net change in unrealized depreciation of investments	10,010,258
Change in net assets resulting from operations	$539,117,551
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$529,107,293	$649,548,033
Net realized gain (loss)	—	15,265
Net change in unrealized appreciation/depreciation	10,010,258	6,541,277
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	539,117,551	656,104,575
Distributions to Shareholders:
Institutional Shares	(528,837,547)	(649,195,047)
Service Shares	(250,894)	(426,273)
Capital Shares[1]	—	(4)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(529,088,441)	(649,621,324)
Share Transactions:
Proceeds from sale of shares	19,509,710,198	28,884,149,698
Net asset value of shares issued to shareholders in payment of distributions declared	83,675,697	118,901,284
Cost of shares redeemed	(16,295,072,951)	(25,550,445,108)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,298,312,944	3,452,605,874
Change in net assets	3,308,342,054	3,459,089,125
Net Assets:
Beginning of period	17,703,935,210	14,244,846,085
End of period	$21,012,277,264	$17,703,935,210

1	On August 18, 2023, the Capital Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
The Fund’s Capital Shares were liquidated at the close of business on August 18, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
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determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
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accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $6,473,551 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation on August 18, 2023, the Fund’s Capital Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$11,938
For the six months ended January 31, 2024, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,398,978,043	$19,407,465,116	28,648,286,991	$28,649,705,120
Shares issued to shareholders in payment of distributions declared	83,471,418	83,514,503	118,642,194	118,655,465
Shares redeemed	(16,185,441,513)	(16,192,350,045)	(25,311,215,185)	(25,312,491,758)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,297,007,948	$3,298,629,574	3,455,714,000	$3,455,868,827
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	102,203,814	$102,245,082	234,441,238	$234,444,578
Shares issued to shareholders in payment of distributions declared	161,130	161,194	245,807	245,819
Shares redeemed	(102,681,564)	(102,722,806)	(237,949,220)	(237,953,350)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(316,620)	$(316,530)	(3,262,175)	$(3,262,953)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed[1]	(100)	(100)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,296,691,228	$3,298,312,944	3,452,451,825	$3,452,605,874

1	On August 18, 2023, the Capital Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $20,995,374,925. The net unrealized appreciation of investments for federal tax purposes was $8,644,369. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $8,680,922 and unrealized depreciation from investments for those securities having an excess of cost over value of $36,553.
As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
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22

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $6,473,551 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $136 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal
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course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. SUBSEQUENT EVENT
On February 15, 2024, the Trustees approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund would acquire all or substantially all of the assets of Federated Hermes Prime Value Obligations Fund, another fund of the Trust, in complete liquidation and termination of Federated Hermes Prime Value Obligations Fund. Shareholder approval is not required to effect the Reorganization. The Reorganization is anticipated to occur the third quarter of 2024.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual	$1,000.00	$1,028.20	$0.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.23	$0.92

1
Expenses are equal to the Fund’s Institutional annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454504 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	33.8%
Bank Instruments	30.2%
Variable Rate Instruments	18.4%
Commercial Paper	16.1%
U.S Treasury	0.7%
Asset Backed Securities	0.1%
Other Assets and Liabilities—Net[3]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2024 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 98.7%
15,047,269,047	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 5.42%[1] (IDENTIFIED COST $15,056,319,946)	$15,057,802,135
	OTHER REPURCHASE AGREEMENTS— 0.3%
	Finance - Banking— 0.3%
$ 50,000,000	HSBC Securities (USA), Inc., 5.49%, dated 1/31/2024, interest in a $365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,054,851 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $372,300,773 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	REPURCHASE AGREEMENT— 0.3%
	Finance - Banking— 0.3%
50,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2051 and the market value of those underlying securities was $3,063,264,328. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $15,156,319,946)[2]	15,157,802,135
	OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	100,482,133
	TOTAL NET ASSETS—100%	$15,258,284,268
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2023	$12,706,774,515
Purchases at Cost	$6,388,573,500
Proceeds from Sales	$(4,044,713,000)
Change in Unrealized Appreciation/Depreciation	$6,225,656
Net Realized Gain/(Loss)	$941,464
Value as of 1/31/2024	$15,057,802,135
Shares Held as of 1/31/2024	15,047,269,047
Dividend Income	$391,613,520
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2024, POF represents 98.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Other Repurchase Agreements	$—	$50,000,000	$—	$50,000,000
Repurchase Agreements	—	50,000,000	—	50,000,000
Investment Company	15,057,802,135	—	—	15,057,802,135
TOTAL SECURITIES	$15,057,802,135	$100,000,000	$—	$15,157,802,135
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9999	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)[1]	0.0274	0.0413	0.0036	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0005	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0279	0.0417	0.0028	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0274)	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Distributions from net realized gain	—	—	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0274)	(0.0413)	(0.0037)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0004	$0.9999	$0.9995	$1.0004	$1.0006	$1.0003
Total Return[3]	2.82%	4.25%	0.28%	0.06%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5,6]	0.00%[6]	—%	—%	0.00%[6]	—%
Net investment income	5.44%[5]	4.18%	0.35%	0.08%	1.36%	2.41%
Expense waiver/ reimbursement[7]	0.25%[5]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,541,055	$12,250,590	$9,946,892	$12,120,572	$15,937,441	$13,599,422

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9999	$0.9995	$1.0003	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)[1]	0.0261	0.0388	0.0025	0.0002	0.0111	0.0214
Net realized and unrealized gain (loss)	0.0005	0.0004	(0.0007)	(0.0003)	0.0003	0.0001
Total From Investment Operations	0.0266	0.0392	0.0018	(0.0001)	0.0114	0.0215
Less Distributions:
Distributions from net investment income	(0.0261)	(0.0388)	(0.0025)	(0.0002)	(0.0111)	(0.0214)
Distributions from net realized gain	—	—	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0261)	(0.0388)	(0.0026)	(0.0002)	(0.0111)	(0.0214)
Net Asset Value, End of Period	$1.0004	$0.9999	$0.9995	$1.0003	$1.0006	$1.0003
Total Return[3]	2.69%	3.99%	0.18%	(0.01)%	1.14%	2.18%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.25%	0.09%	0.08%	0.25%	0.25%
Net investment income	5.19%[5]	4.01%	0.19%	0.01%	1.04%	2.20%
Expense waiver/reimbursement[6]	0.25%[5]	0.29%	0.45%	0.46%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$710,855	$567,683	$372,511	$701,955	$1,687,886	$1,055,438

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$0.9994	$1.0003	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)[1]	0.0269	0.0402	0.0028	0.0003	0.0126	0.0230
Net realized and unrealized gain (loss)	0.0005	0.0005	(0.0006)	(0.0003)	0.0003	(0.0000)[2]
Total From Investment Operations	0.0274	0.0407	0.0022	—	0.0129	0.0230
Less Distributions:
Distributions from net investment income	(0.0269)	(0.0403)	(0.0030)	(0.0003)	(0.0126)	(0.0229)
Distributions from net realized gain	—	—	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0269)	(0.0403)	(0.0031)	(0.0003)	(0.0126)	(0.0229)
Net Asset Value, End of Period	$1.0003	$0.9998	$0.9994	$1.0003	$1.0006	$1.0003
Total Return[3]	2.77%	4.15%	0.23%	0.00%[4]	1.29%	2.33%
Ratios to Average Net Assets:
Net expenses[5]	0.10%[6]	0.10%	0.05%	0.06%	0.10%	0.10%
Net investment income	5.34%[6]	3.90%	0.19%	0.02%	1.24%	2.31%
Expense waiver/reimbursement[7]	0.25%[6]	0.29%	0.34%	0.33%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,375	$5,944	$8,942	$20,922	$19,074	$16,566

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $15,057,802,135 of investments in affiliated holdings* (identified cost $15,156,319,946, including $15,056,319,946 of identified cost in affiliated holdings)	$15,157,802,135
Cash	831,223
Income receivable	14,889
Income receivable from affiliated holdings	69,478,643
Receivable for shares sold	122,713,579
Total Assets	15,350,840,469
Liabilities:
Payable for shares redeemed	50,189,231
Income distribution payable	41,793,662
Payable to investment adviser (Note 5)	59,409
Payable for administrative fee (Note 5)	32,179
Payable for Directors’/Trustees’ fees (Note 5)	12,973
Payable for other service fees (Notes 2 and 5)	184,926
Accrued expenses (Note 5)	283,821
Total Liabilities	92,556,201
Net assets for 15,252,436,975 shares outstanding	$15,258,284,268
Net Assets Consist of:
Paid-in capital	$15,256,166,861
Total distributable earnings (loss)	2,117,407
Total Net Assets	$15,258,284,268
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,541,054,916 ÷ 14,535,480,647 shares outstanding, no par value, unlimited shares authorized	$1.0004
Service Shares:
$710,854,761 ÷ 710,583,909 shares outstanding, no par value, unlimited shares authorized	$1.0004
Capital Shares:
$6,374,591 ÷ 6,372,419 shares outstanding, no par value, unlimited shares authorized	$1.0003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$391,613,520
Interest	2,111,907
TOTAL INCOME	393,725,427
Expenses:
Investment adviser fee (Note 5)	12,001,266
Administrative fee (Note 5)	5,628,525
Custodian fees	194,511
Transfer agent fees	54,418
Directors’/Trustees’ fees (Note 5)	32,606
Auditing fees	13,698
Legal fees	5,280
Portfolio accounting fees	109,692
Other service fees (Notes 2 and 5)	820,228
Share registration costs	255,177
Printing and postage	27,061
Miscellaneous (Note 5)	47,883
TOTAL EXPENSES	19,190,345
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(12,001,266)
Reimbursement of other operating expenses (Notes 2 and 5)	(6,368,851)
TOTAL WAIVER AND REIMBURSEMENTS	(18,370,117)
Net expenses	820,228
Net investment income	392,905,199
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in affiliated holdings*	941,464
Net change in unrealized depreciation of investments in affiliated holdings*	6,225,656
Net realized and unrealized gain (loss) on investments	7,167,120
Change in net assets resulting from operations	$400,072,319

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$392,905,199	$475,122,629
Net realized gain (loss)	941,464	1,125,534
Net change in unrealized appreciation/depreciation	6,225,656	3,395,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	400,072,319	479,643,193
Distributions to Shareholders:
Institutional Shares	(375,656,148)	(456,986,602)
Service Shares	(17,078,441)	(17,839,842)
Capital Shares	(165,497)	(297,852)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(392,900,086)	(475,124,296)
Share Transactions:
Proceeds from sale of shares	22,534,269,556	41,835,474,572
Net asset value of shares issued to shareholders in payment of distributions declared	157,008,754	169,328,107
Cost of shares redeemed	(20,264,383,737)	(39,513,449,330)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,426,894,573	2,491,353,349
Change in net assets	2,434,066,806	2,495,872,246
Net Assets:
Beginning of period	12,824,217,462	10,328,345,216
End of period	$15,258,284,268	$12,824,217,462
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to
Semi-Annual Shareholder Report

approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an
Semi-Annual Shareholder Report

investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $18,370,117 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$817,130
Capital Shares	3,098
TOTAL	$820,228
For the six months ended January 31, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,909,802,763	$21,912,781,440	41,150,980,564	$41,141,014,548
Shares issued to shareholders in payment of distributions declared	140,267,424	140,296,840	151,505,640	151,478,912
Shares redeemed	(19,766,621,981)	(19,769,453,890)	(39,002,504,601)	(38,993,166,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,283,448,206	$2,283,624,390	2,299,981,603	$2,299,327,448
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	620,298,729	$620,419,352	691,989,213	$691,857,989
Shares issued to shareholders in payment of distributions declared	16,542,925	16,546,417	17,554,792	17,551,569
Shares redeemed	(494,008,248)	(494,122,935)	(514,497,010)	(514,381,513)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	142,833,406	$142,842,834	195,046,995	$195,028,045
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,068,897	$1,068,764	2,603,475	$2,602,035
Shares issued to shareholders in payment of distributions declared	165,476	165,497	297,715	297,626
Shares redeemed	(807,040)	(806,912)	(5,902,912)	(5,901,805)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	427,333	$427,349	(3,001,722)	$(3,002,144)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,426,708,945	$2,426,894,573	2,492,026,876	$2,491,353,349
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $15,156,319,946. The net unrealized appreciation of investments for federal tax purposes was $1,482,189. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $1,482,189
As of July 31, 2023, the Fund had a capital loss carryforward of $203,265 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$203,265	$—	$203,265
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended January 31, 2024, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily reimbursed $6,368,851 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC did not reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional
Semi-Annual Shareholder Report

Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. SUBSEQUENT EVENT
On February 15, 2024, the Trustees approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which Federated Hermes Institutional Prime Obligations Fund, another fund of the Trust, would acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. Shareholder approval is not required to effect the Reorganization. The Reorganization is anticipated to occur the third quarter of 2024.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,028.20	$—[2]
Service Shares	$1,000	$1,026.90	$1.27[3]
Capital Shares	$1,000	$1,027.70	$0.51[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.14	$—[2]
Service Shares	$1,000	$1,023.88	$1.27[3]
Capital Shares	$1,000	$1,024.63	$0.51[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.25%
Capital Shares	0.10%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.02 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.29, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.53 and $1.53, respectively.

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 23 through 52.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Rate Instruments	28.7%
Bank Instruments	23.4%
Commercial Paper	17.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.6%
8-30 Days	3.8%
31-90 Days	5.8%
91-180 Days	9.0%
181 Days or more	6.5%
Other Assets and Liabilities—Net[3]	(0.7)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 28.7%
		Finance - Banking— 25.4%
$ 50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 49,958,101
71,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	70,927,032
69,500,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	69,531,344
55,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	55,014,473
40,000,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	40,047,572
60,000,000		Bank of Montreal, 6.000% (SOFR +0.700%), 8/1/2023	60,000,000
25,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	24,978,121
73,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	72,978,042
10,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	9,999,505
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,017,279
35,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	35,000,000
43,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	43,500,000
20,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	20,000,000
23,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	23,520,496
22,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	22,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	50,055,847
100,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	100,081,760
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	50,016,577
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	100,100,252
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	30,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	30,000,000
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.700% (SOFR +0.400%), 8/1/2023	95,000,009
70,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	70,000,000
69,500,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	69,539,523
175,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	175,283,855
75,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	75,123,367
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	9,900,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	25,001,304
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	50,000,274
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.830% (SOFR +0.530%), 8/1/2023	$ 125,013,781
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	30,000,000
45,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	45,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	20,000,109
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.200%, 8/2/2023	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	7,595,000
11,180,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	11,180,000
60,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	60,000,000
40,000,000		Iowa Student Loan Liquidity Corp., Series 2023-1, Weekly VRDNs, (Royal Bank of Canada LOC), 5.370%, 8/3/2023	40,000,000
24,345,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	24,345,648
10,000,000		Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	10,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	49,996,607
67,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	67,452,494
70,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	69,948,389
22,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	22,519,841
96,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	96,500,000
75,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	74,921,895
70,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	69,925,416
125,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	125,000,000
34,000,000		Nuveen Floating Rate Income Fund, Series A, (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/3/2023	34,000,000
2,415,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2023	2,415,000
50,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,999,955
50,000,000	[2]	Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,998,713
35,000,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	35,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 95,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	$ 95,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	70,038,734
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	18,965,000
120,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	120,000,000
12,000,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	12,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	200,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	100,017,437
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	25,000,000
125,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	125,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	30,012,600
75,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	75,032,188
110,000,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	110,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	65,029,053
100,699,637		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	100,699,637
2,881,821		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,881,821
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,207,606
75,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	75,045,369
17,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	17,500,000
27,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	27,524,709
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	50,053,312
147,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	147,575,824
200,000,000		Wells Fargo Bank, N.A., 5.900% (SOFR +0.600%), 8/1/2023	199,960,818
30,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	30,013,919
45,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	45,000,000
22,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	22,500,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 5.450%, 8/3/2023	$ 5,870,000
		TOTAL	4,498,015,608
		Finance - Retail— 1.8%
25,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	25,000,000
50,000,000		Fairway Finance Co. LLC, 5.780% (SOFR +0.480%), 8/1/2023	50,027,282
20,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	19,999,763
10,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	9,999,202
39,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	39,000,000
100,000,000		Thunder Bay Funding, LLC, 5.500% (SOFR +0.440%), 8/1/2023	100,000,000
10,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	9,996,393
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	24,999,083
30,000,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	30,005,483
		TOTAL	309,027,206
		Government Agency— 1.5%
15,535,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,535,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	34,645,000
2,000,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,000,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,705,000
1,900,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,900,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	6,380,000
17,030,000		Mohr Green Associates, LP, Series 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,610,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 9,080,000		Park Stanton Place, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	$ 9,080,000
8,000,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	8,000,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,980,000
3,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,975,000
		TOTAL	268,680,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,074,939,667)	5,075,722,814
	[3]	COMMERCIAL PAPER— 17.5%
		Finance - Banking— 11.6%
275,000,000		Anglesea Funding LLC, 5.044% - 5.346%, 8/1/2023 - 8/7/2023	274,903,639
25,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	24,523,927
119,500,000		Bank of Montreal, 5.497%, 11/16/2023	117,548,326
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	71,098,350
375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	357,095,695
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
210,000,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	205,910,339
60,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	60,000,000
85,000,000		DNB Bank ASA, 5.404%, 11/16/2023	83,625,040
110,017,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas SA COL), 5.320%, 8/1/2023	110,017,000
64,500,000		Royal Bank of Canada, 4.049%, 8/23/2023	64,281,019
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 206,500,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	$ 202,919,020
80,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	79,853,621
60,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	57,278,350
250,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.468%, 9/22/2023	248,042,778
		TOTAL	2,056,649,604
		Finance - Retail— 2.6%
50,000,000		Barton Capital SA, 5.449%, 8/4/2023	49,977,500
329,500,000		Chariot Funding LLC, 5.261% - 5.590%, 8/14/2023 - 11/1/2023	326,357,841
40,000,000		Old Line Funding, LLC, 5.143%, 11/3/2023	39,422,611
30,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	29,359,639
12,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	12,292,105
		TOTAL	457,409,696
		Insurance— 1.0%
175,000,000		UnitedHealth Group, Inc., 5.333%, 8/1/2023	175,000,000
		Oil & Oil Finance— 1.2%
220,000,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	219,630,439
		Sovereign— 1.1%
155,000,000		BNG Bank N.V., 5.315% - 5.331%, 8/7/2023 - 8/10/2023	154,807,200
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	29,548,866
		TOTAL	184,356,066
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,093,957,907)	3,093,045,805
		CERTIFICATES OF DEPOSIT— 13.6%
		Finance - Banking— 13.6%
40,000,000		Bank of America N.A., 5.440%, 2/7/2024	39,890,900
37,500,000		Bank of America N.A., 5.830%, 6/17/2024	37,450,594
165,000,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	164,739,281
60,000,000		Bank of Nova Scotia, Toronto, 5.400% - 5.410%, 11/15/2023 - 11/17/2023	59,966,417
45,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	45,010,935
155,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	154,783,983
260,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/3/2023	260,000,000
189,500,000		DNB Bank ASA, 5.450%, 11/22/2023	189,432,557
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	49,966,088
402,500,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	402,500,000
95,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	95,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 95,000,000	Nordea Bank Abp, 5.400%, 11/20/2023	$ 94,939,695
502,000,000	Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.600%, 8/1/2023 - 11/3/2023	502,008,630
70,000,000	Toronto Dominion Bank, 5.200%, 2/2/2024	69,767,893
70,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	69,796,473
165,000,000	Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	165,009,620
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,401,500,000)	2,400,263,066
	TIME DEPOSITS— 9.8%
	Finance - Banking— 7.3%
895,000,000	ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/4/2023	895,000,000
200,000,000	Australia & New Zealand Banking Group, Melbourne, 5.250%, 8/1/2023	200,000,000
200,000,000	Mizuho Bank Ltd., 5.330%, 8/1/2023	200,000,000
	TOTAL	1,295,000,000
	Sovereign— 2.5%
450,000,000	NRW.Bank, 5.275% - 5.310%, 8/2/2023 - 8/7/2023	450,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,745,000,000)	1,745,000,000
	OTHER REPURCHASE AGREEMENTS— 22.1%
	Finance - Banking— 22.1%
25,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
359,701,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	359,701,000
50,000,000	BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $101,485,000 on 11/1/2023, in which American depositary receipts, convertible bonds,
exchange-traded funds and medium-term notes with a market value of $102,470,306 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 100,000,000
115,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 has been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
150,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities, collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 11/1/2023, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $256,175,764 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
235,000,000	Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds with a market value of $921,505,810 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000
Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a
$350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of
$357,053,252 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 75,000,000
210,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign debt with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,701,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,715 on 8/1/2023, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $127,519,090 have been received as collateral and held with BNY Mellon as tri-party agent.	120,701,000
175,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 34,701,000
Mitsubishi UFG Securities Americas, Inc., 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on
8/1/2023, in which asset-backed securities, common stocks,
commercial paper, corporate bonds, exchange-traded funds,
mutual funds and a unit investment trust with a market value of
$408,062,040 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 34,701,000
500,000,000	Mitsubishi UFG Securities Americas, Inc., 5.30%, dated 7/31/2023, interest in a $1,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023, in which U.S. Government Agency securities with a market value of $1,689,159,558 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
135,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government Agency securities with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
301,701,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	301,701,000
125,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,862,500 on 10/25/2023, in which convertible bonds with a market value of $127,607,153 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,911,804,000)	3,911,804,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS— 9.0%
	Finance - Banking— 9.0%
$1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $1,000,147,222 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,000,147,277.
		$ 1,000,000,000
85,701,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	85,701,000
513,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	513,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,598,701,000)	1,598,701,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $17,825,902,574)[4]	17,824,536,685
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(120,601,475)
	TOTAL NET ASSETS—100%	$17,703,935,210

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $150,098,965, which represented 0.9% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0413[1]	0.0037[1]	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
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Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,510,505,000
Investment in securities	12,314,031,685
Investment in securities, at value (identified cost $17,825,902,574)	17,824,536,685
Cash	295,217
Income receivable	49,377,047
Receivable for shares sold	300
Total Assets	17,874,209,249
Liabilities:
Payable for investments purchased	105,490,000
Income distribution payable	64,305,124
Payable for investment adviser fee (Note 5)	46,750
Payable for administrative fee (Note 5)	37,755
Payable for other service fees (Notes 2 and 5)	1,987
Accrued expenses (Note 5)	392,423
Total Liabilities	170,274,039
Net assets for 17,700,510,830 shares outstanding	$17,703,935,210
Net Assets Consist of:
Paid-in capital	$17,706,702,421
Total distributable earnings (loss)	(2,767,211)
Total Net Assets	$17,703,935,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,694,479,093 ÷ 17,691,055,975 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$9,456,017 ÷ 9,454,755 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:[1]
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0010

1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$678,390,195
Expenses:
Investment adviser fee (Note 5)	31,167,638
Administrative fee (Note 5)	12,178,462
Custodian fees	474,207
Transfer agent fees	69,664
Directors’/Trustees’ fees (Note 5)	79,652
Auditing fees	26,365
Legal fees	11,617
Portfolio accounting fees	212,366
Other service fees (Notes 2 and 5)	27,682
Share registration costs	212,229
Printing and postage	23,272
Miscellaneous (Note 5)	96,110
TOTAL EXPENSES	44,579,264
Waiver of investment adviser fee (Note 5)	(15,737,102)
Net expenses	28,842,162
Net investment income	649,548,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	6,541,277
Net realized and unrealized gain (loss) on investments	6,556,542
Change in net assets resulting from operations	$656,104,575
See Notes which are an integral part of the Financial Statements
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Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$649,548,033	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	6,541,277	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	656,104,575	41,320,555
Distributions to Shareholders:
Institutional Shares	(649,195,047)	(50,220,717)
Service Shares	(426,273)	(41,365)
Capital Shares	(4)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,621,324)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	28,884,149,698	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	118,901,284	8,299,365
Cost of shares redeemed	(25,550,445,108)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,452,605,874	(1,081,782,389)
Change in net assets	3,459,089,125	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$17,703,935,210	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
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determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
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accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Annual Shareholder Report

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $15,737,102 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$27,682
For the year ended July 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Federated Hermes Institutional Prime Obligations Fund
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,648,286,991	$28,649,705,120	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	118,642,194	118,655,465	8,283,360	8,282,176
Shares redeemed	(25,311,215,185)	(25,312,491,758)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,455,714,000	$3,455,868,827	(1,056,270,864)	$(1,057,602,479)
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	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	234,441,238	$234,444,578	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	245,807	245,819	17,154	17,151
Shares redeemed	(237,949,220)	(237,953,350)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,262,175)	$(3,262,953)	(19,680,489)	$(19,679,381)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,452,451,825	$3,452,605,874	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$649,621,324	$50,262,130
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(15,864)
Net unrealized depreciation	$(1,365,889)
Capital loss carryforwards	$(1,385,458)
TOTAL	$(2,767,211)
At July 31, 2023, the cost of investments for federal tax purposes was $17,825,902,574. The net unrealized depreciation of investments for federal tax purposes was $1,365,889. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,449,396 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,815,285.
Federated Hermes Institutional Prime Obligations Fund
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As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
The Fund used capital loss carryforwards of $15,265 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $15,737,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $260 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. otal annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 (with respect to the Capital Shares October 1, 2023); or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
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plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively
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Annual Shareholder Report

affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved the closure and liquidation of the Fund’s Capital Shares, effective close of business August 18, 2023.
Additionally, on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.55% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023 by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Actual	$1,000.00	$1,024.60	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Semi-Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Semi-Annual Shareholder Report

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Semi-Annual Shareholder Report

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Semi-Annual Shareholder Report

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Semi-Annual Shareholder Report

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	33.8%
Bank Instruments	30.2%
Variable Rate Instruments	18.4%
Commercial Paper	16.1%
U.S Treasury	0.7%
Asset Backed Securities	0.1%
Other Assets and Liabilities—Net[3]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 98.7%
15,047,269,047	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 5.42%[1] (IDENTIFIED COST $15,056,319,946)	$15,057,802,135
	OTHER REPURCHASE AGREEMENTS— 0.3%
	Finance - Banking— 0.3%
$ 50,000,000	HSBC Securities (USA), Inc., 5.49%, dated 1/31/2024, interest in a $365,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $365,054,851 on 2/1/2024, in which corporate bonds and medium-term notes with a market value of $372,300,773 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	REPURCHASE AGREEMENT— 0.3%
	Finance - Banking— 0.3%
50,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2051 and the market value of those underlying securities was $3,063,264,328. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $15,156,319,946)[2]	15,157,802,135
	OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	100,482,133
	TOTAL NET ASSETS—100%	$15,258,284,268
Semi-Annual Shareholder Report
2

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2023	$12,706,774,515
Purchases at Cost	$6,388,573,500
Proceeds from Sales	$(4,044,713,000)
Change in Unrealized Appreciation/Depreciation	$6,225,656
Net Realized Gain/(Loss)	$941,464
Value as of 1/31/2024	$15,057,802,135
Shares Held as of 1/31/2024	15,047,269,047
Dividend Income	$391,613,520
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2024, POF represents 98.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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3

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Other Repurchase Agreements	$—	$50,000,000	$—	$50,000,000
Repurchase Agreements	—	50,000,000	—	50,000,000
Investment Company	15,057,802,135	—	—	15,057,802,135
TOTAL SECURITIES	$15,057,802,135	$100,000,000	$—	$15,157,802,135
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9999	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)[1]	0.0274	0.0413	0.0036	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0005	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0279	0.0417	0.0028	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0274)	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Distributions from net realized gain	—	—	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0274)	(0.0413)	(0.0037)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0004	$0.9999	$0.9995	$1.0004	$1.0006	$1.0003
Total Return[3]	2.82%	4.25%	0.28%	0.06%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5,6]	0.00%[6]	—%	—%	0.00%[6]	—%
Net investment income	5.44%[5]	4.18%	0.35%	0.08%	1.36%	2.41%
Expense waiver/ reimbursement[7]	0.25%[5]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,541,055	$12,250,590	$9,946,892	$12,120,572	$15,937,441	$13,599,422

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $15,057,802,135 of investments in affiliated holdings* (identified cost $15,156,319,946, including $15,056,319,946 of identified cost in affiliated holdings)	$15,157,802,135
Cash	831,223
Income receivable	14,889
Income receivable from affiliated holdings	69,478,643
Receivable for shares sold	122,713,579
Total Assets	15,350,840,469
Liabilities:
Payable for shares redeemed	50,189,231
Income distribution payable	41,793,662
Payable to investment adviser (Note 5)	59,409
Payable for administrative fee (Note 5)	32,179
Payable for Directors’/Trustees’ fees (Note 5)	12,973
Payable for other service fees (Notes 2 and 5)	184,926
Accrued expenses (Note 5)	283,821
Total Liabilities	92,556,201
Net assets for 15,252,436,975 shares outstanding	$15,258,284,268
Net Assets Consist of:
Paid-in capital	$15,256,166,861
Total distributable earnings (loss)	2,117,407
Total Net Assets	$15,258,284,268
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,541,054,916 ÷ 14,535,480,647 shares outstanding, no par value, unlimited shares authorized	$1.0004
Service Shares:
$710,854,761 ÷ 710,583,909 shares outstanding, no par value, unlimited shares authorized	$1.0004
Capital Shares:
$6,374,591 ÷ 6,372,419 shares outstanding, no par value, unlimited shares authorized	$1.0003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$391,613,520
Interest	2,111,907
TOTAL INCOME	393,725,427
Expenses:
Investment adviser fee (Note 5)	12,001,266
Administrative fee (Note 5)	5,628,525
Custodian fees	194,511
Transfer agent fees	54,418
Directors’/Trustees’ fees (Note 5)	32,606
Auditing fees	13,698
Legal fees	5,280
Portfolio accounting fees	109,692
Other service fees (Notes 2 and 5)	820,228
Share registration costs	255,177
Printing and postage	27,061
Miscellaneous (Note 5)	47,883
TOTAL EXPENSES	19,190,345
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(12,001,266)
Reimbursement of other operating expenses (Notes 2 and 5)	(6,368,851)
TOTAL WAIVER AND REIMBURSEMENTS	(18,370,117)
Net expenses	820,228
Net investment income	392,905,199
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in affiliated holdings*	941,464
Net change in unrealized depreciation of investments in affiliated holdings*	6,225,656
Net realized and unrealized gain (loss) on investments	7,167,120
Change in net assets resulting from operations	$400,072,319

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$392,905,199	$475,122,629
Net realized gain (loss)	941,464	1,125,534
Net change in unrealized appreciation/depreciation	6,225,656	3,395,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	400,072,319	479,643,193
Distributions to Shareholders:
Institutional Shares	(375,656,148)	(456,986,602)
Service Shares	(17,078,441)	(17,839,842)
Capital Shares	(165,497)	(297,852)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(392,900,086)	(475,124,296)
Share Transactions:
Proceeds from sale of shares	22,534,269,556	41,835,474,572
Net asset value of shares issued to shareholders in payment of distributions declared	157,008,754	169,328,107
Cost of shares redeemed	(20,264,383,737)	(39,513,449,330)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,426,894,573	2,491,353,349
Change in net assets	2,434,066,806	2,495,872,246
Net Assets:
Beginning of period	12,824,217,462	10,328,345,216
End of period	$15,258,284,268	$12,824,217,462
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to
Semi-Annual Shareholder Report
9

approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an
Semi-Annual Shareholder Report
10

investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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11

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $18,370,117 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$817,130
Capital Shares	3,098
TOTAL	$820,228
For the six months ended January 31, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
12

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,909,802,763	$21,912,781,440	41,150,980,564	$41,141,014,548
Shares issued to shareholders in payment of distributions declared	140,267,424	140,296,840	151,505,640	151,478,912
Shares redeemed	(19,766,621,981)	(19,769,453,890)	(39,002,504,601)	(38,993,166,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,283,448,206	$2,283,624,390	2,299,981,603	$2,299,327,448
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	620,298,729	$620,419,352	691,989,213	$691,857,989
Shares issued to shareholders in payment of distributions declared	16,542,925	16,546,417	17,554,792	17,551,569
Shares redeemed	(494,008,248)	(494,122,935)	(514,497,010)	(514,381,513)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	142,833,406	$142,842,834	195,046,995	$195,028,045
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,068,897	$1,068,764	2,603,475	$2,602,035
Shares issued to shareholders in payment of distributions declared	165,476	165,497	297,715	297,626
Shares redeemed	(807,040)	(806,912)	(5,902,912)	(5,901,805)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	427,333	$427,349	(3,001,722)	$(3,002,144)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,426,708,945	$2,426,894,573	2,492,026,876	$2,491,353,349
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $15,156,319,946. The net unrealized appreciation of investments for federal tax purposes was $1,482,189. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $1,482,189
As of July 31, 2023, the Fund had a capital loss carryforward of $203,265 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$203,265	$—	$203,265
Semi-Annual Shareholder Report
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended January 31, 2024, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily reimbursed $6,368,851 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2024, FSSC did not reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional
Semi-Annual Shareholder Report
15

Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2024, will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. SUBSEQUENT EVENT
On February 15, 2024, the Trustees approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which Federated Hermes Institutional Prime Obligations Fund, another fund of the Trust, would acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. Shareholder approval is not required to effect the Reorganization. The Reorganization is anticipated to occur the third quarter of 2024.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual	$1,000.00	$1,028.20	$—[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.14	$—[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.02 and $1.02, respectively.

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19

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 21 through 50.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
20

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Rate Instruments	28.7%
Bank Instruments	23.4%
Commercial Paper	17.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.6%
8-30 Days	3.8%
31-90 Days	5.8%
91-180 Days	9.0%
181 Days or more	6.5%
Other Assets and Liabilities—Net[3]	(0.7)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
21

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 28.7%
		Finance - Banking— 25.4%
$ 50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 49,958,101
71,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	70,927,032
69,500,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	69,531,344
55,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	55,014,473
40,000,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	40,047,572
60,000,000		Bank of Montreal, 6.000% (SOFR +0.700%), 8/1/2023	60,000,000
25,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	24,978,121
73,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	72,978,042
10,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	9,999,505
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,017,279
35,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	35,000,000
43,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	43,500,000
20,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	20,000,000
23,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	23,520,496
22,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	22,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	50,055,847
100,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	100,081,760
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	50,016,577
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	100,100,252
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	30,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	30,000,000
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.700% (SOFR +0.400%), 8/1/2023	95,000,009
70,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	70,000,000
69,500,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	69,539,523
175,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	175,283,855
75,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	75,123,367
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	9,900,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	25,001,304
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	50,000,274
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
22

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.830% (SOFR +0.530%), 8/1/2023	$ 125,013,781
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	30,000,000
45,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	45,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	20,000,109
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.200%, 8/2/2023	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	7,595,000
11,180,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	11,180,000
60,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	60,000,000
40,000,000		Iowa Student Loan Liquidity Corp., Series 2023-1, Weekly VRDNs, (Royal Bank of Canada LOC), 5.370%, 8/3/2023	40,000,000
24,345,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	24,345,648
10,000,000		Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	10,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	49,996,607
67,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	67,452,494
70,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	69,948,389
22,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	22,519,841
96,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	96,500,000
75,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	74,921,895
70,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	69,925,416
125,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	125,000,000
34,000,000		Nuveen Floating Rate Income Fund, Series A, (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/3/2023	34,000,000
2,415,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2023	2,415,000
50,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,999,955
50,000,000	[2]	Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,998,713
35,000,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	35,000,000
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23

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 95,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	$ 95,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	70,038,734
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	18,965,000
120,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	120,000,000
12,000,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	12,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	200,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	100,017,437
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	25,000,000
125,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	125,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	30,012,600
75,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	75,032,188
110,000,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	110,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	65,029,053
100,699,637		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	100,699,637
2,881,821		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,881,821
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,207,606
75,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	75,045,369
17,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	17,500,000
27,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	27,524,709
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	50,053,312
147,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	147,575,824
200,000,000		Wells Fargo Bank, N.A., 5.900% (SOFR +0.600%), 8/1/2023	199,960,818
30,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	30,013,919
45,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	45,000,000
22,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	22,500,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
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Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 5.450%, 8/3/2023	$ 5,870,000
		TOTAL	4,498,015,608
		Finance - Retail— 1.8%
25,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	25,000,000
50,000,000		Fairway Finance Co. LLC, 5.780% (SOFR +0.480%), 8/1/2023	50,027,282
20,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	19,999,763
10,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	9,999,202
39,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	39,000,000
100,000,000		Thunder Bay Funding, LLC, 5.500% (SOFR +0.440%), 8/1/2023	100,000,000
10,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	9,996,393
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	24,999,083
30,000,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	30,005,483
		TOTAL	309,027,206
		Government Agency— 1.5%
15,535,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,535,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	34,645,000
2,000,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,000,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,705,000
1,900,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,900,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	6,380,000
17,030,000		Mohr Green Associates, LP, Series 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,610,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
25

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 9,080,000		Park Stanton Place, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	$ 9,080,000
8,000,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	8,000,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,980,000
3,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,975,000
		TOTAL	268,680,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,074,939,667)	5,075,722,814
	[3]	COMMERCIAL PAPER— 17.5%
		Finance - Banking— 11.6%
275,000,000		Anglesea Funding LLC, 5.044% - 5.346%, 8/1/2023 - 8/7/2023	274,903,639
25,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	24,523,927
119,500,000		Bank of Montreal, 5.497%, 11/16/2023	117,548,326
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	71,098,350
375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	357,095,695
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
210,000,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	205,910,339
60,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	60,000,000
85,000,000		DNB Bank ASA, 5.404%, 11/16/2023	83,625,040
110,017,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas SA COL), 5.320%, 8/1/2023	110,017,000
64,500,000		Royal Bank of Canada, 4.049%, 8/23/2023	64,281,019
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
26

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 206,500,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	$ 202,919,020
80,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	79,853,621
60,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	57,278,350
250,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.468%, 9/22/2023	248,042,778
		TOTAL	2,056,649,604
		Finance - Retail— 2.6%
50,000,000		Barton Capital SA, 5.449%, 8/4/2023	49,977,500
329,500,000		Chariot Funding LLC, 5.261% - 5.590%, 8/14/2023 - 11/1/2023	326,357,841
40,000,000		Old Line Funding, LLC, 5.143%, 11/3/2023	39,422,611
30,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	29,359,639
12,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	12,292,105
		TOTAL	457,409,696
		Insurance— 1.0%
175,000,000		UnitedHealth Group, Inc., 5.333%, 8/1/2023	175,000,000
		Oil & Oil Finance— 1.2%
220,000,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	219,630,439
		Sovereign— 1.1%
155,000,000		BNG Bank N.V., 5.315% - 5.331%, 8/7/2023 - 8/10/2023	154,807,200
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	29,548,866
		TOTAL	184,356,066
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,093,957,907)	3,093,045,805
		CERTIFICATES OF DEPOSIT— 13.6%
		Finance - Banking— 13.6%
40,000,000		Bank of America N.A., 5.440%, 2/7/2024	39,890,900
37,500,000		Bank of America N.A., 5.830%, 6/17/2024	37,450,594
165,000,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	164,739,281
60,000,000		Bank of Nova Scotia, Toronto, 5.400% - 5.410%, 11/15/2023 - 11/17/2023	59,966,417
45,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	45,010,935
155,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	154,783,983
260,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/3/2023	260,000,000
189,500,000		DNB Bank ASA, 5.450%, 11/22/2023	189,432,557
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	49,966,088
402,500,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	402,500,000
95,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	95,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
27

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 95,000,000	Nordea Bank Abp, 5.400%, 11/20/2023	$ 94,939,695
502,000,000	Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.600%, 8/1/2023 - 11/3/2023	502,008,630
70,000,000	Toronto Dominion Bank, 5.200%, 2/2/2024	69,767,893
70,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	69,796,473
165,000,000	Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	165,009,620
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,401,500,000)	2,400,263,066
	TIME DEPOSITS— 9.8%
	Finance - Banking— 7.3%
895,000,000	ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/4/2023	895,000,000
200,000,000	Australia & New Zealand Banking Group, Melbourne, 5.250%, 8/1/2023	200,000,000
200,000,000	Mizuho Bank Ltd., 5.330%, 8/1/2023	200,000,000
	TOTAL	1,295,000,000
	Sovereign— 2.5%
450,000,000	NRW.Bank, 5.275% - 5.310%, 8/2/2023 - 8/7/2023	450,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,745,000,000)	1,745,000,000
	OTHER REPURCHASE AGREEMENTS— 22.1%
	Finance - Banking— 22.1%
25,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
359,701,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	359,701,000
50,000,000	BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
28

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $101,485,000 on 11/1/2023, in which American depositary receipts, convertible bonds,
exchange-traded funds and medium-term notes with a market value of $102,470,306 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 100,000,000
115,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 has been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
150,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities, collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 11/1/2023, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $256,175,764 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
235,000,000	Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds with a market value of $921,505,810 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000
Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a
$350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of
$357,053,252 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 75,000,000
210,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign debt with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,701,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,715 on 8/1/2023, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $127,519,090 have been received as collateral and held with BNY Mellon as tri-party agent.	120,701,000
175,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
30

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 34,701,000
Mitsubishi UFG Securities Americas, Inc., 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on
8/1/2023, in which asset-backed securities, common stocks,
commercial paper, corporate bonds, exchange-traded funds,
mutual funds and a unit investment trust with a market value of
$408,062,040 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 34,701,000
500,000,000	Mitsubishi UFG Securities Americas, Inc., 5.30%, dated 7/31/2023, interest in a $1,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023, in which U.S. Government Agency securities with a market value of $1,689,159,558 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
135,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government Agency securities with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
301,701,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	301,701,000
125,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,862,500 on 10/25/2023, in which convertible bonds with a market value of $127,607,153 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,911,804,000)	3,911,804,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
31

Principal Amount		Value
	REPURCHASE AGREEMENTS— 9.0%
	Finance - Banking— 9.0%
$1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $1,000,147,222 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,000,147,277.
		$ 1,000,000,000
85,701,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	85,701,000
513,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	513,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,598,701,000)	1,598,701,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $17,825,902,574)[4]	17,824,536,685
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(120,601,475)
	TOTAL NET ASSETS—100%	$17,703,935,210

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $150,098,965, which represented 0.9% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
32

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
33

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0413[1]	0.0037[1]	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
34

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,510,505,000
Investment in securities	12,314,031,685
Investment in securities, at value (identified cost $17,825,902,574)	17,824,536,685
Cash	295,217
Income receivable	49,377,047
Receivable for shares sold	300
Total Assets	17,874,209,249
Liabilities:
Payable for investments purchased	105,490,000
Income distribution payable	64,305,124
Payable for investment adviser fee (Note 5)	46,750
Payable for administrative fee (Note 5)	37,755
Payable for other service fees (Notes 2 and 5)	1,987
Accrued expenses (Note 5)	392,423
Total Liabilities	170,274,039
Net assets for 17,700,510,830 shares outstanding	$17,703,935,210
Net Assets Consist of:
Paid-in capital	$17,706,702,421
Total distributable earnings (loss)	(2,767,211)
Total Net Assets	$17,703,935,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,694,479,093 ÷ 17,691,055,975 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$9,456,017 ÷ 9,454,755 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:[1]
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0010

1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
35

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$678,390,195
Expenses:
Investment adviser fee (Note 5)	31,167,638
Administrative fee (Note 5)	12,178,462
Custodian fees	474,207
Transfer agent fees	69,664
Directors’/Trustees’ fees (Note 5)	79,652
Auditing fees	26,365
Legal fees	11,617
Portfolio accounting fees	212,366
Other service fees (Notes 2 and 5)	27,682
Share registration costs	212,229
Printing and postage	23,272
Miscellaneous (Note 5)	96,110
TOTAL EXPENSES	44,579,264
Waiver of investment adviser fee (Note 5)	(15,737,102)
Net expenses	28,842,162
Net investment income	649,548,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	6,541,277
Net realized and unrealized gain (loss) on investments	6,556,542
Change in net assets resulting from operations	$656,104,575
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$649,548,033	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	6,541,277	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	656,104,575	41,320,555
Distributions to Shareholders:
Institutional Shares	(649,195,047)	(50,220,717)
Service Shares	(426,273)	(41,365)
Capital Shares	(4)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,621,324)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	28,884,149,698	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	118,901,284	8,299,365
Cost of shares redeemed	(25,550,445,108)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,452,605,874	(1,081,782,389)
Change in net assets	3,459,089,125	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$17,703,935,210	$14,244,846,085
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
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determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
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accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $15,737,102 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$27,682
For the year ended July 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,648,286,991	$28,649,705,120	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	118,642,194	118,655,465	8,283,360	8,282,176
Shares redeemed	(25,311,215,185)	(25,312,491,758)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,455,714,000	$3,455,868,827	(1,056,270,864)	$(1,057,602,479)
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	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	234,441,238	$234,444,578	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	245,807	245,819	17,154	17,151
Shares redeemed	(237,949,220)	(237,953,350)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,262,175)	$(3,262,953)	(19,680,489)	$(19,679,381)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,452,451,825	$3,452,605,874	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$649,621,324	$50,262,130
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(15,864)
Net unrealized depreciation	$(1,365,889)
Capital loss carryforwards	$(1,385,458)
TOTAL	$(2,767,211)
At July 31, 2023, the cost of investments for federal tax purposes was $17,825,902,574. The net unrealized depreciation of investments for federal tax purposes was $1,365,889. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,449,396 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,815,285.
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As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
The Fund used capital loss carryforwards of $15,265 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $15,737,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $260 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. otal annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 (with respect to the Capital Shares October 1, 2023); or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
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plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively
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affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved the closure and liquidation of the Fund’s Capital Shares, effective close of business August 18, 2023.
Additionally, on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.55% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023 by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation
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of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Actual	$1,000.00	$1,024.60	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90
Federated Hermes Institutional Prime Obligations Fund
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454512 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Select | TOLXX	Automated | TOAXX
	Institutional | TOIXX	Advisor | TOVXX
	Service | TOSXX	Administrative | TODXX
	Cash Management | TOMXX	Capital | TOCXX
	Trust | TOTXX	Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.8%
U.S. Treasury Securities	41.6%
Other Assets and Liabilities—Net[2]	2.6%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.8%
8-30 Days	9.6%
31-90 Days	8.9%
91-180 Days	9.5%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	2.6%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 41.6%
		U.S. Treasury Bills—29.1%
$ 259,000,000	[1]	United States Treasury Bills, 4.570% - 4.580%, 1/23/2025	$ 247,241,610
575,000,000	[1]	United States Treasury Bills, 4.975% - 4.985%, 7/18/2024	561,630,258
575,000,000	[1]	United States Treasury Bills, 5.015% - 5.020%, 7/25/2024	560,971,611
431,000,000	[1]	United States Treasury Bills, 5.030%, 7/11/2024	421,304,537
1,719,000,000	[1]	United States Treasury Bills, 5.045% - 5.100%, 6/27/2024	1,683,454,687
587,000,000	[1]	United States Treasury Bills, 5.045%, 7/5/2024	574,249,461
934,000,000	[1]	United States Treasury Bills, 5.070% - 5.075%, 6/20/2024	915,568,417
150,000,000	[1]	United States Treasury Bills, 5.070%, 6/6/2024	147,338,250
309,000,000	[1]	United States Treasury Bills, 5.135%, 10/31/2024	296,967,410
571,000,000	[1]	United States Treasury Bills, 5.220%, 4/23/2024	564,210,810
790,000,000	[1]	United States Treasury Bills, 5.225% - 5.350%, 4/18/2024	781,112,382
452,000,000	[1]	United States Treasury Bills, 5.250%, 4/16/2024	447,056,249
260,000,000	[1]	United States Treasury Bills, 5.260%, 3/21/2024	258,138,544
525,000,000	[1]	United States Treasury Bills, 5.260%, 3/26/2024	520,857,750
1,213,000,000	[1]	United States Treasury Bills, 5.270% - 5.355%, 2/20/2024	1,209,598,675
1,177,000,000	[1]	United States Treasury Bills, 5.270%, 2/22/2024	1,173,381,706
307,000,000	[1]	United States Treasury Bills, 5.270%, 5/16/2024	302,281,154
575,000,000	[1]	United States Treasury Bills, 5.275%, 2/13/2024	573,988,958
1,217,000,000	[1]	United States Treasury Bills, 5.285% - 5.335%, 2/27/2024	1,212,332,029
969,000,000	[1]	United States Treasury Bills, 5.285% - 5.340%, 3/5/2024	964,286,340
165,000,000	[1]	United States Treasury Bills, 5.285%, 2/8/2024	164,830,439
267,000,000	[1]	United States Treasury Bills, 5.285%, 2/15/2024	266,451,241
275,000,000	[1]	United States Treasury Bills, 5.285%, 3/12/2024	273,385,139
979,000,000	[1]	United States Treasury Bills, 5.290% - 5.350%, 2/6/2024	978,277,441
342,000,000	[1]	United States Treasury Bills, 5.298% - 5.300%, 3/7/2024	340,238,285
294,000,000	[1]	United States Treasury Bills, 5.320%, 5/2/2024	290,046,353
375,000,000	[1]	United States Treasury Bills, 5.325%, 4/25/2024	370,340,626
617,000,000	[1]	United States Treasury Bills, 5.340%, 4/4/2024	611,234,134
		TOTAL	16,710,774,496
		U.S. Treasury Notes—12.5%
250,000,000	[2]	United States Treasury Floating Rate Notes, 5.204% (91-day T-Bill -0.075%), 2/6/2024	249,999,997
1,323,000,000	[2]	United States Treasury Floating Rate Notes, 5.316% (91-day T-Bill +0.037%), 2/6/2024	1,322,815,512
1,145,000,000	[2]	United States Treasury Floating Rate Notes, 5.404% (91-day T-Bill +0.125%), 2/6/2024	1,144,559,479
685,000,000	[2]	United States Treasury Floating Rate Notes, 5.419% (91-day T-Bill +0.140%), 2/6/2024	684,764,991
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Notes—12.5%
$ 700,000,000	[2]	United States Treasury Floating Rate Notes, 5.448% (91-day T-Bill +0.169%), 2/6/2024	$ 700,104,125
820,000,000	[2]	United States Treasury Floating Rate Notes, 5.449% (91-day T-Bill +0.170%), 2/6/2024	819,231,165
1,202,000,000	[2]	United States Treasury Floating Rate Notes, 5.479% (91-day T-Bill +0.200%), 2/6/2024	1,202,153,614
86,500,000	[2]	United States Treasury Floating Rate Notes, 5.524% (91-day T-Bill +0.245%), 2/6/2024	86,467,046
86,000,000		United States Treasury Notes, 1.125%, 2/28/2025	82,786,298
863,000,000		United States Treasury Notes, 1.375% - 4.125%, 1/31/2025	846,236,146
		TOTAL	7,139,118,373
		TOTAL U.S. TREASURIES	23,849,892,869
		REPURCHASE AGREEMENTS— 55.8%
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.30%, dated 1/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,147,222 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,020,000,047.	500,000,000
250,000,000		Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $3,060,451,433.	250,000,000
350,000,000		Repurchase agreement 5.31%, dated 1/31/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $350,051,625 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $357,052,722.	350,000,000
900,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 1/2/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,004,301,667 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,024,387,746.	900,000,000
900,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.33%, dated 1/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,008,587,222 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $2,048,758,984.	900,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 741,883,000
Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will
repurchase securities provided as collateral for $5,000,737,500 on
2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.
		$ 741,883,000
500,000,000	Repurchase agreement 5.34%, dated 1/31/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,074,167 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2028 and the market value of those underlying securities was $510,000,084.	500,000,000
1,500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,221,250 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2033 and the market value of those underlying securities was $1,530,000,012.	1,500,000,000
1,500,000,000	Interest in $2,500,000,000 joint repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,369,444 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2040 and the market value of those underlying securities was $2,550,961,448.	1,500,000,000
500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,073,750 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2028 and the market value of those underlying securities was $512,351,785.	500,000,000
508,313,500	Repurchase agreement 5.32%, dated 1/31/2024 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $508,388,617 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $518,931,764.	508,313,500
17,627,500	Repurchase agreement 5.32%, dated 1/31/2024 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $17,630,105 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2045 and the market value of those underlying securities was $18,057,120.	17,627,500
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 250,000,000
Repurchase agreement 5.30%, dated 1/31/2024 under which
Citibank, N.A. will repurchase securities provided as collateral for
$250,036,806 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Treasury securities with various maturities to 12/31/2028 and the market value of those underlying securities was $255,037,656.
		$ 250,000,000
900,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 1/5/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,004,589,722 on 2/5/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2051 and the market value of those underlying securities was $1,024,077,450.	900,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 5.33%, dated 1/26/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $753,442,292 on 2/26/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $765,679,576.	500,000,000
1,800,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 12/14/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,393,333 on 2/14/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $2,054,827,430.	1,800,000,000
800,000,000	Interest in $1,600,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,600,236,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2030 and the market value of those underlying securities was $1,632,240,795.	800,000,000
14,341,000	Repurchase agreement 5.26%, dated 1/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $14,343,095 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2027 and the market value of those underlying securities was $14,629,962.	14,341,000
475,000,000	Interest in $950,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $950,140,125 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $969,142,956.	475,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 75,000,000
Repurchase agreement 5.30%, dated 1/31/2024 under which
Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $75,011,042 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
4/30/2028 and the market value of those underlying securities was $76,511,314.
		$ 75,000,000
850,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.36%, dated 1/30/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,013,400,000 on 4/29/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2029 and the market value of those underlying securities was $1,020,303,257.	850,000,000
290,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $290,042,775 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2033 and the market value of those underlying securities was $295,800,077.	290,000,000
500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,073,750 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2028 and the market value of those underlying securities was $510,075,311.	500,000,000
250,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Credit Agricole Corporate and Investment Bank will repurchase a security provided as collateral for $250,036,875 on 2/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 5/31/2028 and the market value of that underlying security was $255,037,620.	250,000,000
1,800,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.33%, dated 1/17/2024 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $2,009,771,667 on 2/20/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2033 and the market value of those underlying securities was $2,044,228,554.	1,800,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 1/19/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,004,441,667 on 2/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,021,510,203.	800,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$5,000,000,000
Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed
Income Clearing Corp. will repurchase securities provided as collateral for $5,000,737,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2028 and the market value of those underlying securities was $5,100,000,004.
		$ 5,000,000,000
500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,073,750 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $510,075,251.	500,000,000
4,000,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,590,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $4,080,000,014.	4,000,000,000
625,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,405,625 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $2,805,413,753.	625,000,000
2,500,000,000	Repurchase agreement 5.31%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,368,750 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2053 and the market value of those underlying securities was $2,551,663,888.	2,500,000,000
1,500,000,000	Repurchase agreement 5.32%, dated 1/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,221,667 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2033 and the market value of those underlying securities was $1,533,666,615.	1,500,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 450,004,062
Repurchase agreement 5.31%, dated 1/31/2024 under which
Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,070,438 on 2/1/2024. The securities provided as collateral at the end of the period held with State Street Bank &
Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/30/2026 and the market value of those underlying securities was $459,279,887.
		$ 450,004,062
	TOTAL REPURCHASE AGREEMENTS	32,047,169,062
	TOTAL INVESTMENT IN SECURITIES—97.4% (AT AMORTIZED COST)[3]	55,897,061,931
	OTHER ASSETS AND LIABILITIES - NET—2.6%[4]	1,487,409,366
	TOTAL NET ASSETS—100%	$57,384,471,297

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[2]	0.026	0.004
Net realized gain (loss)	—	0.000[3]
Total From Investment Operations	0.026	0.004
Less Distributions:
Distributions from net investment income	(0.026)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	2.67%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.17%[6]	0.17%[6]
Net investment income	5.25%[6]	5.39%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$114,953	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.025	0.036	0.002	0.000[2]	0.008	0.019
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.036	0.002	0.000[2]	0.008	0.019
Less Distributions:
Distributions from net investment income	(0.025)	(0.036)	(0.002)	(0.000)[2]	(0.008)	(0.019)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.036)	(0.002)	(0.000)[2]	(0.008)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.50%	3.67%	0.18%	0.01%	0.84%	1.88%
Ratios to Average Net Assets:
Net expenses[4]	0.49%[5]	0.54%	0.21%	0.11%	0.43%	0.48%
Net investment income	4.93%[5]	3.52%	0.13%	0.01%	0.82%	1.87%
Expense waiver/reimbursement[6]	0.09%[5]	0.08%	0.42%	0.52%	0.18%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,371,579	$1,116,884	$1,615,683	$2,390,301	$2,076,883	$2,138,942

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.026	0.040	0.003	0.000[2]	0.011	0.022
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.026	0.040	0.003	0.000[2]	0.011	0.022
Less Distributions:
Distributions from net investment income	(0.026)	(0.040)	(0.003)	(0.000)[2]	(0.011)	(0.022)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.026)	(0.040)	(0.003)	(0.000)[2]	(0.011)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.65%	4.02%	0.29%	0.01%	1.09%	2.18%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.12%	0.11%	0.19%	0.18%
Net investment income	5.22%[5]	4.02%	0.29%	0.01%	0.99%	2.17%
Expense waiver/ reimbursement[6]	0.10%[5]	0.08%	0.16%	0.17%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,541,670	$44,853,097	$40,500,072	$40,668,867	$49,615,082	$33,350,766

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[2]	0.027	0.004
Net realized gain (loss)	—	0.000[3]
Total From Investment Operations	0.027	0.004
Less Distributions:
Distributions from net investment income	(0.027)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	2.68%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%[6]
Net investment income	5.27%[6]	5.41%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.025	0.037	0.002	0.000[2]	0.009	0.019
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.025	0.037	0.002	0.000[2]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.025)	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.54%	3.77%	0.20%	0.01%	0.88%	1.93%
Ratios to Average Net Assets:
Net expenses[4]	0.41%[5]	0.45%	0.20%	0.12%	0.39%	0.43%
Net investment income	5.01%[5]	3.82%	0.19%	0.01%	0.84%	1.92%
Expense waiver/reimbursement[6]	0.10%[5]	0.08%	0.33%	0.41%	0.15%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,735,105	$6,216,332	$4,833,929	$5,363,707	$5,512,396	$4,672,058

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[2]	0.025	0.004
Net realized gain (loss)	—	0.000[3]
Total From Investment Operations	0.025	0.004
Less Distributions:
Distributions from net investment income	(0.025)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	2.53%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.45%[6]
Net investment income	4.97%[6]	5.11%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,484,311	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[2]	0.024	0.004
Net realized gain (loss)	—	0.000[3]
Total From Investment Operations	0.024	0.004
Less Distributions:
Distributions from net investment income	(0.024)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	2.40%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.70%[6]	0.70%[6]
Net investment income	4.73%[6]	4.88%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.026	0.039	0.002	0.000[2]	0.010	0.021
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.026	0.039	0.002	0.000[2]	0.010	0.021
Less Distributions:
Distributions from net investment income	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.010)	(0.021)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.026)	(0.039)	(0.002)	(0.000)[2]	(0.010)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.60%	3.92%	0.25%	0.01%	0.99%	2.08%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.16%	0.11%	0.28%	0.28%
Net investment income	5.12%[5]	4.08%	0.25%	0.01%	0.90%	2.07%
Expense waiver/reimbursement[6]	0.09%[5]	0.09%	0.22%	0.27%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,028,259	$4,829,109	$2,100,176	$1,859,069	$2,119,651	$1,250,599

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.024	0.035	0.001	0.000[2]	0.007	0.017
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.024	0.035	0.001	0.000[2]	0.007	0.017
Less Distributions:
Distributions from net investment income	(0.024)	(0.035)	(0.001)	(0.000)[2]	(0.007)	(0.017)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.035)	(0.001)	(0.000)[2]	(0.007)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.42%	3.51%	0.14%	0.01%	0.72%	1.67%
Ratios to Average Net Assets:
Net expenses[4]	0.66%[5]	0.70%	0.27%	0.13%	0.54%	0.68%
Net investment income	4.76%[5]	3.45%	0.14%	0.01%	0.66%	1.67%
Expense waiver/reimbursement[6]	0.10%[5]	0.08%	0.51%	0.65%	0.25%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$457,518	$655,941	$796,860	$754,675	$1,379,716	$860,830

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[2]	0.027	0.004
Net realized gain (loss)	—	0.000[3]
Total From Investment Operations	0.027	0.004
Less Distributions:
Distributions from net investment income	(0.027)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	2.68%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%[6]
Net investment income	5.27%[6]	5.09%[6]
Expense waiver/reimbursement[7]	0.09%[6]	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,650,976	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements	$32,047,169,062
Investment in securities	23,849,892,869
Investment in securities, at amortized cost and fair value	55,897,061,931
Cash	2,000,249,658
Income receivable	31,055,434
Receivable for shares sold	587,665,005
Total Assets	58,516,032,028
Liabilities:
Payable for investments purchased	900,000,000
Payable for shares redeemed	94,651,268
Income distribution payable	131,131,814
Payable for investment adviser fee (Note 5)	110,283
Payable for administrative fee (Note 5)	120,533
Payable for Directors’/Trustees’ fees (Note 5)	54,562
Payable for distribution services fee (Note 5)	206,477
Payable for other service fees (Notes 2 and 5)	4,304,764
Accrued expenses (Note 5)	981,030
Total Liabilities	1,131,560,731
Net assets for 57,405,100,986 shares outstanding	$57,384,471,297
Net Assets Consist of:
Paid-in capital	$57,405,293,989
Total distributable earnings (loss)	(20,822,692)
Total Net Assets	$57,384,471,297
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$114,952,598 ÷ 114,994,400 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,371,578,780 ÷ 1,372,075,349 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$36,541,670,249 ÷ 36,554,743,529 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,735,105,452 ÷ 3,736,462,633 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$2,484,311,157 ÷ 2,485,213,836 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$6,028,258,508 ÷ 6,030,440,332 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$457,518,201 ÷ 457,684,037 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$6,650,976,388 ÷ 6,653,386,870 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$1,607,006,711
Expenses:
Investment adviser fee (Note 5)	49,367,014
Administrative fee (Note 5)	23,045,458
Custodian fees	822,332
Transfer agent fees (Note 2)	942,395
Directors’/Trustees’ fees (Note 5)	145,229
Auditing fees	13,714
Legal fees	5,282
Portfolio accounting fees	136,300
Distribution services fee (Note 5)	917,363
Other service fees (Notes 2 and 5)	23,021,041
Share registration costs	293,099
Printing and postage	128,758
Miscellaneous (Note 5)	147,374
TOTAL EXPENSES	98,985,359
Waiver of investment adviser fee (Note 5)	(28,360,381)
Net expenses	70,624,978
Net investment income	1,536,381,733
Change in net assets resulting from operations	$1,536,381,733
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,536,381,733	$2,258,937,291
Net realized gain (loss)	—	2,240,523
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,536,381,733	2,261,177,814
Distributions to Shareholders:
Select Shares[1]	(529,360)	(214)
Automated Shares	(31,040,276)	(46,031,281)
Institutional Shares	(1,062,883,271)	(1,826,931,196)
Advisor Shares[1]	(1,311)	(214)
Service Shares	(129,807,768)	(215,217,062)
Administrative Shares[1]	(18,728,040)	(203)
Cash Management Shares[1]	(1,188)	(193)
Capital Shares	(140,424,457)	(142,593,323)
Trust Shares	(13,881,520)	(26,579,749)
Premier Shares[1]	(139,104,584)	(1,556,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,536,401,775)	(2,258,910,196)
Share Transactions:
Proceeds from sale of shares	126,913,970,808	316,262,136,779
Net asset value of shares issued to shareholders in payment of distributions declared	709,753,132	905,152,706
Cost of shares redeemed	(128,719,297,098)	(308,536,213,215)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,095,573,158)	8,631,076,270
Change in net assets	(1,095,593,200)	8,633,343,888
Net Assets:
Beginning of period	58,480,064,497	49,846,720,609
End of period	$57,384,471,297	$58,480,064,497

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
The Fund’s Select Shares, Advisor Shares, Administrative Shares, Cash Management Shares and Premier Shares commenced operations on July 3, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
23

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
24

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $28,360,381 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$52
Automated Shares	564,120
Institutional Shares	101,921
Service Shares	223,483
Administrative Shares	1,943
Capital Shares	13,776
Trust Shares	23,866
Premier Shares	13,234
TOTAL	$942,395
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Semi-Annual Shareholder Report
25

For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$1,777
Automated Shares	1,574,196
Institutional Shares	9,182,961
Service Shares	6,476,658
Administrative Shares	941,662
Cash Management Shares	62
Capital Shares	4,114,770
Trust Shares	728,955
TOTAL	$23,021,041
For the six months ended January 31, 2024, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets. However, the classes will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Period Ended 7/31/2023[1]
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	177,304,285	$177,304,285	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	503,137	503,137	—	—
Shares redeemed	(62,863,022)	(62,863,022)	—	—
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	114,944,400	$114,944,400	50,000	$50,000
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,254,569,741	$1,254,569,741	1,524,418,947	$1,524,418,947
Shares issued to shareholders in payment of distributions declared	29,512,362	29,512,362	43,797,772	43,797,772
Shares redeemed	(1,029,283,583)	(1,029,283,583)	(2,067,363,933)	(2,067,363,933)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	254,798,520	$254,798,520	(499,147,214)	$(499,147,214)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	90,744,596,831	$90,744,596,831	280,616,560,953	$280,616,560,953
Shares issued to shareholders in payment of distributions declared	438,527,708	438,527,708	684,325,622	684,325,622
Shares redeemed	(99,497,281,569)	(99,497,281,569)	(276,950,636,724)	(276,950,636,724)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,314,157,030)	$(8,314,157,030)	4,350,249,851	$4,350,249,851
	Six Months Ended 1/31/2024		Period Ended 7/31/2023[1]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	—	$—	50,000	$50,000
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,722,858,417	$7,722,858,417	21,454,309,586	$21,454,309,586
Shares issued to shareholders in payment of distributions declared	40,020,519	40,020,519	53,925,418	53,925,418
Shares redeemed	(10,244,940,425)	(10,244,940,425)	(20,125,859,175)	(20,125,859,175)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,482,061,489)	$(2,482,061,489)	1,382,375,829	$1,382,375,829
	Six Months Ended 1/31/2024		Period Ended 7/31/2023[1]
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	2,645,049,734	$2,645,049,734	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	46	46	—	—
Shares redeemed	(159,885,944)	(159,885,944)	—	—
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	2,485,163,836	$2,485,163,836	50,000	$50,000
	Six Months Ended 1/31/2024		Period Ended 7/31/2023[1]
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	—	$—	50,000	$50,000
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,622,524,904	$5,622,524,904	9,984,241,458	$9,984,241,458
Shares issued to shareholders in payment of distributions declared	123,174,588	123,174,588	114,425,707	114,425,707
Shares redeemed	(4,546,072,658)	(4,546,072,658)	(7,369,002,375)	(7,369,002,375)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,199,626,834	$1,199,626,834	2,729,664,790	$2,729,664,790
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	765,887,848	$765,887,848	1,824,661,972	$1,824,661,972
Shares issued to shareholders in payment of distributions declared	8,364,175	8,364,175	7,727,601	7,727,601
Shares redeemed	(972,739,916)	(972,739,916)	(1,973,443,765)	(1,973,443,765)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(198,487,893)	$(198,487,893)	(141,054,192)	$(141,054,192)
	Six Months Ended 1/31/2024		Period Ended 7/31/2023[1]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	17,981,179,048	$17,981,179,048	857,743,863	$857,743,863
Shares issued to shareholders in payment of distributions declared	69,650,597	69,650,597	950,586	950,586
Shares redeemed	(12,206,229,981)	(12,206,229,981)	(49,907,243)	(49,907,243)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	5,844,599,664	$5,844,599,664	808,787,206	$808,787,206
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,095,573,158)	$(1,095,573,158)	8,631,076,270	$8,631,076,270

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
4. FEDERAL TAX INFORMATION
As of July 31, 2023, the Fund had a capital loss carryforward of $20,815,416 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,815,416	$—	$20,815,416
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to
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waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $28,360,381 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$188,333
Cash Management Shares	75
Trust Shares	728,955
TOTAL	$917,363
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $87,327 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.50% (effective January 19, 2024), 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to January 19, 2024, the Automated Shares expense limitation was 0.55%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,026.70	$0.87
Automated Shares	$1,000	$1,025.00	$2.49
Institutional Shares	$1,000	$1,026.50	$1.02
Advisor Shares	$1,000	$1,026.80	$0.76
Service Shares	$1,000	$1,025.40	$2.09[2]
Administrative Shares	$1,000	$1,025.30	$2.29
Cash Management Shares	$1,000	$1,024.00	$3.56
Capital Shares	$1,000	$1,026.00	$1.53
Trust Shares	$1,000	$1,024.20	$3.36
Premier Shares	$1,000	$1,026.80	$0.76
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.28	$0.87
Automated Shares	$1,000	$1,022.67	$2.49
Institutional Shares	$1,000	$1,024.13	$1.02
Advisor Shares	$1,000	$1,024.38	$0.76
Service Shares	$1,000	$1,023.08	$2.09[2]
Administrative Shares	$1,000	$1,022.87	$2.29
Cash Management Shares	$1,000	$1,021.62	$3.56
Capital Shares	$1,000	$1,023.63	$1.53
Trust Shares	$1,000	$1,021.82	$3.35
Premier Shares	$1,000	$1,024.38	$0.76

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Automated Shares	0.49%
Institutional Shares	0.20%
Advisor Shares	0.15%
Service Shares	0.41%
Administrative Shares	0.45%
Cash Management Shares	0.70%
Capital Shares	0.30%
Trust Shares	0.66%
Premier Shares	0.15%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.29, respectively.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Semi-Annual Shareholder Report
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450203 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX
Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	65.7%
U.S. Treasury Securities	35.2%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2024, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.8%
8-30 Days	8.2%
31-90 Days	8.3%
91-180 Days	9.1%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2]	(0.9)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 35.2%
	[1]	U.S. Treasury Bills—27.0%
$ 41,000,000		United States Treasury Bills, 4.580%, 1/23/2025	$ 39,137,848
90,000,000		United States Treasury Bills, 4.975% - 4.985%, 7/18/2024	87,907,327
90,000,000		United States Treasury Bills, 5.020%, 7/25/2024	87,803,750
67,000,000		United States Treasury Bills, 5.030%, 7/11/2024	65,492,817
262,380,000		United States Treasury Bills, 5.045% - 5.100%, 6/27/2024	256,953,514
88,700,000		United States Treasury Bills, 5.045%, 7/5/2024	86,773,300
166,000,000		United States Treasury Bills, 5.075% - 5.080%, 6/20/2024	162,721,861
48,000,000		United States Treasury Bills, 5.135%, 10/31/2024	46,130,860
88,000,000		United States Treasury Bills, 5.220%, 4/23/2024	86,953,680
119,000,000		United States Treasury Bills, 5.225% - 5.350%, 4/18/2024	117,662,071
68,260,000		United States Treasury Bills, 5.250%, 4/16/2024	67,513,406
48,720,000		United States Treasury Bills, 5.260%, 3/21/2024	48,371,192
78,000,000		United States Treasury Bills, 5.260%, 3/26/2024	77,384,580
157,190,000		United States Treasury Bills, 5.270% - 5.355%, 2/20/2024	156,748,891
173,000,000		United States Treasury Bills, 5.270%, 2/22/2024	172,468,169
43,000,000		United States Treasury Bills, 5.270%, 5/16/2024	42,339,054
87,000,000		United States Treasury Bills, 5.275%, 2/13/2024	86,847,025
183,000,000		United States Treasury Bills, 5.285% - 5.335%, 2/27/2024	182,298,069
143,975,000		United States Treasury Bills, 5.285% - 5.340%, 3/5/2024	143,274,659
25,000,000		United States Treasury Bills, 5.285%, 2/8/2024	24,974,309
37,000,000		United States Treasury Bills, 5.285%, 2/15/2024	36,923,955
40,000,000		United States Treasury Bills, 5.285%, 3/12/2024	39,765,111
146,100,000		United States Treasury Bills, 5.290% - 5.350%, 2/6/2024	145,992,174
46,320,000		United States Treasury Bills, 5.298% - 5.300%, 3/7/2024	46,081,396
45,000,000		United States Treasury Bills, 5.320%, 5/2/2024	44,394,850
55,000,000		United States Treasury Bills, 5.325%, 4/25/2024	54,316,625
83,000,000		United States Treasury Bills, 5.340%, 4/4/2024	82,224,365
		TOTAL	2,489,454,858
		U.S. Treasury Notes—8.2%
30,180,000	[2]	United States Treasury Floating Rate Notes, 5.204% (91-day T-Bill -0.075%), 2/6/2024	30,176,940
55,250,000	[2]	United States Treasury Floating Rate Notes, 5.316% (91-day T-Bill +0.037%), 2/6/2024	55,243,498
149,000,000	[2]	United States Treasury Floating Rate Notes, 5.404% (91-day T-Bill +0.125%), 2/6/2024	148,941,032
39,000,000	[2]	United States Treasury Floating Rate Notes, 5.419% (91-day T-Bill +0.140%), 2/6/2024	38,985,899
79,000,000	[2]	United States Treasury Floating Rate Notes, 5.448% (91-day T-Bill +0.169%), 2/6/2024	79,012,139
125,600,000	[2]	United States Treasury Floating Rate Notes, 5.449% (91-day T-Bill +0.170%), 2/6/2024	125,480,660
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Notes—8.2%
$ 117,000,000	[2]	United States Treasury Floating Rate Notes, 5.479% (91-day T-Bill +0.200%), 2/6/2024	$ 117,015,153
13,500,000	[2]	United States Treasury Floating Rate Notes, 5.524% (91-day T-Bill +0.245%), 2/6/2024	13,494,857
14,000,000		United States Treasury Notes, 1.125%, 2/28/2025	13,476,839
137,000,000		United States Treasury Notes, 1.375% - 4.125%, 1/31/2025	134,384,868
		TOTAL	756,211,885
		TOTAL U.S. TREASURIES	3,245,666,743
		REPURCHASE AGREEMENTS— 65.7%
1,500,000,000		Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,442,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $3,060,451,433.	1,500,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 1/5/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,004,589,722 on 2/5/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2051 and the market value of those underlying securities was $1,024,077,450.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 1/2/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,004,301,667 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,024,387,746.	100,000,000
500,000,000		Interest in $900,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $900,132,750 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2028 and the market value of those underlying securities was $918,135,422.	500,000,000
460,000,000		Interest in $5,000,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,000,737,500 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $5,100,000,047.	460,000,000
250,000,000		Interest in $750,000,000 joint repurchase agreement 5.33%, dated 1/26/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $753,442,292 on 2/26/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2050 and the market value of those underlying securities was $765,679,576.	250,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 200,000,000
Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated
12/14/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,393,333 on 2/14/2024. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 8/15/2051 and the market value of those underlying securities was $2,054,827,430.
		$ 200,000,000
800,000,000	Interest in $1,600,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Credit Agricole Trad will repurchase securities provided as collateral for $1,600,236,000 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 2/15/2030 and the market value of those underlying securities was $1,632,240,795.	800,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 1/19/2024 under which Bofa Securities, Inc. will repurchase a security provided as collateral for $1,004,441,667 on 2/21/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 5/15/2045 and the market value of that underlying security was $1,021,510,203.	200,000,000
150,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.36%, dated 1/30/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,013,400,000 on 4/29/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2029 and the market value of those underlying securities was $1,020,303,257.	150,000,000
100,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.33%, dated 1/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,008,587,222 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $2,048,758,984.	100,000,000
200,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.33%, dated 1/17/2024 under which Credit Agricole Trad will repurchase securities provided as collateral for $2,009,771,667 on 2/20/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 2/15/2033 and the market value of those underlying securities was $2,044,228,554.	200,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$1,500,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.31%, dated 1/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,405,625 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $2,805,413,753.	$1,500,000,000
	TOTAL REPURCHASE AGREEMENTS	6,060,000,000
	TOTAL INVESTMENT IN SECURITIES—100.9% (AT AMORTIZED COST)[3]	9,305,666,743
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(86,319,406)
	TOTAL NET ASSETS—100%	$9,219,347,337

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.044	0.003	0.000[2]	0.011	0.021
Net realized gain (loss)	0.000	(0.005)	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.026	0.039	0.003	0.000[2]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.026)	(0.039)	(0.003)	(0.000)[2]	(0.011)	(0.021)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.026)	(0.039)	(0.003)	(0.000)[2]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.65%	3.98%	0.26%	0.01%	1.07%	2.16%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.12%	0.13%	0.20%	0.20%
Net investment income	5.21%[5]	4.36%	0.22%	0.01%	0.94%	2.18%
Expense waiver/reimbursement[6]	0.05%[5]	0.10%	0.18%	0.17%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,154,787	$5,050,177	$1,134,075	$1,464,865	$2,334,139	$1,344,393

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.025	0.004
Net realized gain (loss)	0.000	0.000[3]
Total From Investment Operations	0.025	0.004
Less Distributions:
Distributions from net investment income	(0.025)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	2.52%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.45%[6]
Net investment income	4.97%[6]	5.03%[6]
Expense waiver/reimbursement[7]	0.04%[6]	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$430,763	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.035	0.001	0.000[2]	0.006	0.014
Net realized gain (loss)	0.000	(0.003)	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.023	0.032	0.001	0.000[2]	0.006	0.014
Less Distributions:
Distributions from net investment income	(0.023)	(0.032)	(0.001)	(0.000)[2]	(0.006)	(0.014)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.032)	(0.001)	(0.000)[2]	(0.006)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.29%	3.27%	0.08%	0.00%[4]	0.58%	1.45%
Ratios to Average Net Assets:
Net expenses[5]	0.90%[6]	0.89%	0.30%	0.13%	0.67%	0.90%
Net investment income	4.51%[6]	3.50%	0.08%	0.00%[4]	0.53%	1.44%
Expense waiver/reimbursement[7]	0.07%[6]	0.11%	0.70%	0.87%	0.34%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$522,818	$1,246,548	$691,193	$735,469	$750,118	$591,844

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.032	0.001	0.000[2]	0.005	0.013
Net realized gain (loss)	0.000	(0.001)	(0.000)[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.022	0.031	0.001	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.022)	(0.031)	(0.001)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.022)	(0.031)	(0.001)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.22%	3.11%	0.06%	0.00%[4]	0.50%	1.31%
Ratios to Average Net Assets:
Net expenses[5]	1.04%[6]	1.04%	0.33%	0.13%	0.76%	1.04%
Net investment income	4.38%[6]	3.17%	0.06%	0.00%[4]	0.47%	1.32%
Expense waiver/reimbursement[7]	0.16%[6]	0.20%	0.92%	1.10%	0.48%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,110,979	$1,080,745	$719,191	$767,050	$653,747	$496,252

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in repurchase agreements	$6,060,000,000
Investment in securities	3,245,666,743
Investment in securities, at amortized cost and fair value	9,305,666,743
Cash	442,543
Income receivable	4,131,680
Receivable for shares sold	38,401,781
Total Assets	9,348,642,747
Liabilities:
Payable for investments purchased	100,000,000
Payable for shares redeemed	23,779,766
Income distribution payable	4,005,235
Payable for investment adviser fee (Note 4)	27,518
Payable for administrative fee (Note 4)	19,468
Payable for Directors’/Trustees’ fees (Note 4)	7,374
Payable for distribution services fee (Note 4)	639,671
Payable for other service fees (Notes 2 and 4)	423,773
Accrued expenses (Note 4)	392,605
Total Liabilities	129,295,410
Net assets for 9,219,414,247 shares outstanding	$9,219,347,337
Net Assets Consist of:
Paid-in capital	$9,219,414,277
Total distributable earnings (loss)	(66,940)
Total Net Assets	$9,219,347,337
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$7,154,787,173 ÷ 7,154,839,065 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$430,763,022 ÷ 430,766,165 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$522,818,126 ÷ 522,821,926 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$1,110,979,016 ÷ 1,110,987,091 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Interest	$231,514,379
Expenses:
Investment adviser fee (Note 4)	7,060,479
Administrative fee (Note 4)	3,322,925
Custodian fees	115,973
Transfer agent fees (Note 2)	989,146
Directors’/Trustees’ fees (Note 4)	18,387
Auditing fees	12,801
Legal fees	5,282
Portfolio accounting fees	105,515
Distribution services fee (Note 4)	4,961,282
Other service fees (Notes 2 and 4)	2,908,842
Share registration costs	353,480
Printing and postage	54,001
Miscellaneous (Note 4)	47,552
TOTAL EXPENSES	19,955,665
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(2,374,311)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(561,794)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,936,105)
Net expenses	17,019,560
Net investment income	214,494,819
Change in net assets resulting from operations	$214,494,819
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$214,494,819	$191,753,008
Net realized gain (loss)	—	(25,648)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	214,494,819	191,727,360
Distributions to Shareholders:
Institutional Shares	(162,104,922)	(118,625,099)
Service Shares	(6,972,093)	(202)[1]
Cash II Shares	(21,274,535)	(43,303,704)
Cash Series Shares	(24,164,368)	(29,802,757)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(214,515,918)	(191,731,762)
Share Transactions:
Proceeds from sale of shares	8,784,042,806	13,637,878,946
Net asset value of shares issued to shareholders in payment of distributions declared	192,931,310	169,735,007
Cost of shares redeemed	(7,135,125,794)	(8,974,548,492)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,841,848,322	4,833,065,461
Change in net assets	1,841,827,223	4,833,061,059
Net Assets:
Beginning of period	7,377,520,114	2,544,459,055
End of period	$9,219,347,337	$7,377,520,114

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost
Semi-Annual Shareholder Report
13

to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
14

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $2,936,105 is disclosed in various locations in Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$23,164	$(303)
Service Shares	1,031	—
Cash II Shares	481,509	(9,593)
Cash Series Shares	483,442	—
TOTAL	$989,146	$(9,896)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$350,602
Cash II Shares	1,178,495
Cash Series Shares	1,379,745
TOTAL	$2,908,842
For the six months ended January 31, 2024, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report
15

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,123,028,431	$5,123,028,431	7,687,386,035	$7,687,386,035
Shares issued to shareholders in payment of distributions declared	148,577,323	148,577,323	97,880,249	97,880,249
Shares redeemed	(3,166,974,778)	(3,166,974,778)	(3,869,151,652)	(3,869,151,652)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,104,630,976	$2,104,630,976	3,916,114,632	$3,916,114,632
	Six Months Ended 1/31/2024		Period Ended 7/31/2023[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	725,967,276	$725,967,276	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(295,251,111)	(295,251,111)	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	430,716,165	$430,716,165	50,000	$50,000
Semi-Annual Shareholder Report
16

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	879,307,857	$879,307,857	2,788,262,301	$2,788,262,301
Shares issued to shareholders in payment of distributions declared	20,448,024	20,448,024	42,653,641	42,653,641
Shares redeemed	(1,623,490,034)	(1,623,490,034)	(2,275,564,208)	(2,275,564,208)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(723,734,153)	$(723,734,153)	555,351,734	$555,351,734
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,055,739,242	$2,055,739,242	3,162,180,610	$3,162,180,610
Shares issued to shareholders in payment of distributions declared	23,905,963	23,905,963	29,201,117	29,201,117
Shares redeemed	(2,049,409,871)	(2,049,409,871)	(2,829,832,632)	(2,829,832,632)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	30,235,334	$30,235,334	361,549,095	$361,549,095
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,841,848,322	$1,841,848,322	4,833,065,461	$4,833,065,461

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may
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voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $2,374,311 of its fee and voluntarily reimbursed $9,896 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,649,893	$—
Cash Series Shares	3,311,389	(551,898)
TOTAL	$4,961,282	$(551,898)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $38,118 of fees paid by the Fund.
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Other Service Fees
For the six months ended January 31, 2024, FSSC did not receive any of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,026.50	$1.02
Service Shares	$1,000	$1,025.20	$2.29
Cash II Shares	$1,000	$1,022.90	$4.58
Cash Series Shares	$1,000	$1,022.20	$5.29
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,022.87	$2.29
Cash II Shares	$1,000	$1,020.61	$4.57
Cash Series Shares	$1,000	$1,019.91	$5.28

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
34

Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
8042508 (3/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics - Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 22, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date March 22, 2024